TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

-------------------------------------------------------------------------------
INVESTMENT ADVISER
(OF BALANCED PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
Investors Bank and Trust Company
One Lincoln Plaza, Boston, MA 02111

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

EQ/BL/S/97       Printed on Recycled Paper (recycle symbol)

[Logo] LANDMARK(SM) FUNDS
            Advised by Citibank, N.A.

            LANDMARK
            BALANCED FUND

            SEMI-ANNUAL
            REPORT
            June 30, 1997

-------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------
Dear Shareholder:

     The first half of 1997 represented one of the most interesting periods in recent memory for the U.S. financial markets. The domestic economy continued to grow with few signs of inflation, marking the sixth year of one of the longest expansions in the post-World War II era. As measured by the Dow Jones Industrial Average, the U.S. stock market gained more than 1,100 points for its best six-month performance in 10 years. The U.S. bond market also provided positive total rates of return as yields of long-term U.S. Treasury bonds ended the period at 6.78% despite a one-quarter point increase in the federal funds rate, a key short-term interest rate set by the Federal Reserve Board.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage the Landmark Balanced Fund with the goal of achieving its investment objectives: high current income, preservation of capital and growth potential with reduced risk. Through its investment in Balanced Portfolio, the Fund invests in a broadly diversified portfolio of income-producing securities, including common and preferred stocks and bonds.

     This report reviews the Portfolio's investment activities and performance during the six-month period ending June 30, 1997, and provides a summary of Citibank's perspective on and outlook for the U.S. stock and bond markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    July 18, 1997

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

TABLE OF CONTENTS
 1   A Letter to Our Shareholders
-------------------------------------------------------------------------------
 2   Market Environment
     Fund Snapshot
-------------------------------------------------------------------------------
     Photo Managers
 3   Quotes from the Portfolio
     Managers
-------------------------------------------------------------------------------
 4   The Portfolio Managers Respond
     Strategy and Outlook
-------------------------------------------------------------------------------
 5   Balanced Portfolio by the Numbers
-------------------------------------------------------------------------------
 6   Fund Data
     Performance Highlights
-------------------------------------------------------------------------------

LANDMARK BALANCED FUND
-------------------------------------------------------------------------------
 7   Statement of Assets and Liabilities
-------------------------------------------------------------------------------
 8   Statements of Operations
-------------------------------------------------------------------------------
 9   Statement of Changes in Net Assets
-------------------------------------------------------------------------------
10   Financial Highlights
-------------------------------------------------------------------------------
11   Notes to Financial Statements
-------------------------------------------------------------------------------

BALANCED PORTFOLIO
-------------------------------------------------------------------------------
14   Portfolio of Investments
-------------------------------------------------------------------------------
17   Statement of Assets and Liabilities
-------------------------------------------------------------------------------
18   Statement of Operations
-------------------------------------------------------------------------------
19   Statement of Changes in Net Assets
     Financial Highlights
-------------------------------------------------------------------------------
20   Notes to Fincial Statements
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MARKET ENVIRONMENT
-------------------------------------------------------------------------------
    The first half of 1997 will likely go down in the record books as an enormously productive time for the U.S. financial markets. When viewed with the benefit of hindsight, such a positive characterization is warranted: both large- and small-capitalization stock indexes established new highs during the period, bond yields ended the period only marginally higher than where they started, and the economy provided an unusual combination of high employment and low inflation.

     When examined more closely, however, the general up trend reveals a considerable amount of volatility. The economy, for example, grew at a torrid 5.9% rate during the first three months of the year when consumer spending and winter temperatures both remained unexpectedly high. The stock market experienced a 9.8% correction on its way to setting new records, and, at the time, some pundits were prematurely pronouncing the end of the bull market. The bond market also experienced price and yield fluctuations as investors were alternately fearful of and complacent about the possibility of higher inflation.

     In retrospect, we believe that the period reinforced one of the most valuable lessons of investing: maintain a long-term perspective. Those who sold at the first sign of weakness in either stocks or bonds during the first quarter of the year would have missed out on the extraordinary gains of the second quarter. In our opinion, weathering the temporary storms by maintaining a long-term perspective remains the best way to profit from stocks and bonds.

-------------------------------------------------------------------------------
 FUND SNAPSHOT
-------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
October 19, 1990

NET ASSETS AS OF JUNE 30, 1997
$230.2 million

FUND OBJECTIVE
To earn high current income by investing in a broad range of securities, to preserve capital and to provide growth potential with reduced risk.

DIVIDENDS
Paid quarterly, if any

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Standard & Poor's Barra Growth Index
o Lehman Government/Corporate Bond Index
o Lipper Balanced Funds Average

INVESTMENT ADVISER,

BALANCED PORTFOLIO

Citibank, N.A.

-------------------------------------------------------------------------------
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
GRANT HOBSON
Vice President, Citibank, N.A.

RICHARD GOLDMAN
Vice President, Citibank, N.A.

MARK LINDBLOOM
Vice President, Citibank, N.A.

    Grant D. Hobson, Richard Goldman and Mark Lindbloom are the managers of the Balanced Portfolio. Mr. Hobson and Mr. Goldman manage the equity portion of the portfolio. Mr. Hobson is responsible for managing U.S. equity portfolios for trust and pension accounts of Citibank Global Asset Management and currently manages more than $1 billion of total assets at Citibank. Prior to joining Citibank in 1993, Mr. Hobson was a Sector Portfolio Manager for Axe Houghton, formerly a division of USF&G, where he was responsible for equity investments for pension accounts and mutual funds. Mr. Goldman is responsible for managing approximately $600 million of total assets and for quantitative equity research for the U.S. institutional business of Citibank Global Asset Management. He joined Citicorp's Investment Management Division in 1985 and from 1988 to 1994 was responsible for running Citicorp's Institutional Investor Relations Department. Mr. Lindbloom manages the fixed income portion of the portfolio. He came to Citibank in 1986 from Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

-------------------------------------------------------------------------------
 QUOTES FROM THE PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

"We consider some of our mid-capitalization holdings real `jewels' -- they have outstanding fundamentals and are attractively valued."

"We focused our fixed-income investments primarily on mortgage-backed securities, which comprised nearly half of our bond portfolio at the end of the period."

"We think that very high earnings expectations have been built into current stock prices, especially in the large-cap sector, so we are concerned about their vulnerability to disappointments."

-------------------------------------------------------------------------------
 THE PORTFOLIO MANAGERS RESPOND
-------------------------------------------------------------------------------

   In the equity portion of the Portfolio, we continued to focus our stock selection strategy on growing companies with strong balance sheets and visible earnings growth fueled by higher revenues. This longstanding approach led us to attractive investments in the large and medium-capitalization sectors of the stock market. Within these sectors, we adjusted the Portfolio's mix of industries and companies to conform with our economic and market outlooks. For example, because we expected the Federal Reserve to begin raising interest rates late in the first quarter of 1997, we reduced our exposure to financial stocks. At the same time, we increased our positions in manufacturers of non-durable consumer products -- such as beverages and household supplies -- because these companies tend to do well when the economy slows down.

   In the fixed-income portion of the Portfolio, we continued to adjust both the Portfolio's average duration, a measure of sensitivity to interest-rate changes, and its sector rotation, the mix of bond market sectors represented. The semi-annual period was particularly favorable for mortgage-backed securities, which benefitted from a relative lack of prepayment risk in a stable-to-rising interest rate environment. At the same time, because investment-grade corporate bonds provided only small yield advantages over comparable U.S. Treasury bonds, we maintained a somewhat lower exposure to corporate securities than we normally do.

-------------------------------------------------------------------------------
STRATEGY AND OUTLOOK
-------------------------------------------------------------------------------

   Our outlook for stocks and bonds remains quite favorable. First, we expect the U.S. economy to provide no reason for investors to head for the sidelines anytime soon. The economy should continue to grow at a moderate pace in what some have described as a "Goldilocks scenario" -- not too hot, not too cold, just right. If economic growth is "just right," then inflationary pressures are unlikely to become a problem, which should reassure fixed-income investors and support bond prices. At the same time, continued economic growth and low interest rates should enable large companies to maintain earnings growth, which should be good for stock prices, especially when combined with any further productivity gains.

   Yet, we are tempering our optimism with caution. The 1,100-point stock market rally of the past six months sent stock valuations to the high end of their historical range, suggesting that either profits must catch up with current stock prices or that prices must moderate to more reasonable levels relative to earnings. Because the stock market may be vulnerable to earnings disappointments over the near term, we expect to continue to invest conservatively and with a long-term perspective.

 Balanced Portfolio
-------------------------------------------------------------------------------
 BY THE NUMBERS
-------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO
(As of June 30, 1997)
-------------------------------------------------------------------------------

                                                                     % OF
NAME                                    INDUSTRY SECTOR           NET ASSETS

General Electric Co.                 Producer Manufacturing            2.6%
Microsoft Corp.               Electronics/Technological Services       2.2%
Coca-Cola Co.                       Consumer Non-Durables              2.2%
Philip Morris Companies Inc.        Consumer Non-Durables              1.8%
Colgate-Palmolive Co.               Consumer Non-Durables              1.7%
Gannett Co. Inc.                       Consumer Services               1.6%
PepsiCo, Inc.                        Consumer Non-Durables             1.4%
Abbott Labs                        Health Services/Technology          1.4%
Gillette Co.                          Consumer Non-Durables            1.4%
Johnson & Johnson                  Health Services/Technology          1.4%

-------------------------------------------------------------------------------
CHANGES IN PORTFOLIO ASSET ALLOCATION
Portfolio of Investments
as of June 30, 1997

CASH/SHORT TERM/OTHER               1%
STOCKS                             56%
TREASURIES                         23%
OTHER BONDS                        20%

 ...Compared to 12/31/96

CASH/SHORT TERM/OTHER               9%
STOCKS                             49%
TREASURIES                         20%
OTHER BONDS                        22%

-------------------------------------------------------------------------------
 FUND DATA All Periods Ended June 30, 1997 (unaudited)

                                                                                Total Returns
                                                                  ----------------------------------------------
                                                                                                        Since
                                                                    Six        One        Five         10/19/90
                                                                  Months**     Year       Years*      Inception*
                                                                  ------      ------     ------       ---------
Landmark Balanced Fund without Sales Charge ...................   11.54%      16.34%     11.36%         13.21%
Lipper Balanced Funds Average .................................   10.21%      19.41%     12.94%         14.13%+
S&P Barra Growth Index ........................................   24.58%      38.33%     19.97%         20.97%+
Lehman Government/Corporate Bond Index ........................    2.74%       7.75%      7.23%          8.70%+
Landmark Balanced Fund with Maximum Sales Charge of 4.75% .....    6.24%      10.82%     10.28%         12.40%

 *  Average Annual Total Return.
**  Not Annualized.
 + From 10/31/90

30-Day SEC Yield              2.59%
Income Dividends Per Share   $0.200
Capital Gain Distribution    $0.498

-------------------------------------------------------------------------------
 PERFORMANCE HIGHLIGHTS

A $10,000 investment in the Fund made on inception date would have grown to $21,882 with sales charge (as of June 30, 1997). The graph shows how the Fund compares to our benchmarks for the same period.

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

            Landmark       Landmark                                 Lehman
            Balanced       Balanced       Lipper                  Government/
            Fund --        Fund --       Balanced    S&P Barra     Corporate
            Without          With          Funds    Growth Index   Bond Index
          Sales charge   Sales Charge     Average   (unmanaged)   (unmanaged)
          ------------   ------------    ---------  ------------  -----------
Oct-90        9,826          9,359         10,000     10,000         10,000
Nov-90       10,369          9,877         10,435     10,604         10,218
Dec-90       10,609         10,106         10,677     10,941         10,372
Jan-91       11,105         10,578         11,034     11,396         10,488
Feb-91       11,673         11,119         11,521     12,280         10,579
Mar-91       11,816         11,255         11,725     12,744         10,652
Apr-91       11,827         11,265         11,753     12,720         10,774
May-91       12,264         11,681         12,099     13,200         10,825
Jun-91       11,837         11,275         11,726     12,649         10,813
Jul-91       12,403         11,814         12,122     13,325         10,949
Aug-91       12,886         12,274         12,434     13,754         11,201
Sep-91       12,713         12,109         12,450     13,453         11,435
Oct-91       12,945         12,330         12,633     13,617         11,537
Nov-91       12,723         12,119         12,354     13,270         11,652
Dec-91       13,751         13,098         13,358     15,140         12,045
Jan-92       13,496         12,855         13,242     14,608         11,867
Feb-92       13,698         13,048         13,401     14,695         11,930
Mar-92       13,530         12,887         13,203     14,354         11,864
Apr-92       13,583         12,938         13,323     14,506         11,935
May-92       13,658         13,009         13,462     14,619         12,167
Jun-92       13,417         12,780         13,317     14,316         12,345
Jul-92       13,868         13,210         13,714     14,962         12,662
Aug-92       13,664         13,015         13,584     14,790         12,774
Sep-92       13,910         13,249         13,755     14,964         12,948
Oct-92       14,115         13,445         13,756     15,189         12,750
Nov-92       14,569         13,877         14,096     15,803         12,738
Dec-92       14,690         13,992         14,357     15,907         12,958
Jan-93       14,798         14,095         14,551     15,735         13,240
Feb-93       14,776         14,075         14,647     15,608         13,515
Mar-93       15,288         14,562         14,922     15,828         13,560
Apr-93       15,091         14,375         14,738     15,098         13,665
May-93       15,331         14,603         14,980     15,636         13,657
Jun-93       15,326         14,598         15,148     15,503         13,968
Jul-93       15,206         14,484         15,172     15,183         14,057
Aug-93       15,688         14,943         15,630     15,737         14,380
Sep-93       15,677         14,933         15,683     15,497         14,431
Oct-93       15,809         15,059         15,824     16,073         14,490
Nov-93       15,644         14,901         15,593     16,062         14,318
Dec-93       15,935         15,178         15,869     16,174         14,380
Jan-94       16,282         15,509         16,255     16,520         14,597
Feb-94       15,958         15,200         15,936     16,225         14,279
Mar-94       15,350         14,621         15,350     15,475         13,929
Apr-94       15,440         14,707         15,379     15,545         13,814
May-94       15,643         14,899         15,451     15,798         13,787
Jun-94       15,282         14,556         15,168     15,462         13,754
Jul-94       15,702         14,957         15,511     15,955         14,029
Aug-94       16,020         15,259         15,908     16,807         14,035
Sep-94       15,590         14,849         15,620     16,567         13,823
Oct-94       15,818         15,067         15,712     16,953         13,808
Nov-94       15,430         14,697         15,325     16,397         13,561
Dec-94       15,607         14,866         15,454     16,680         13,650
Jan-95       15,804         15,053         15,646     17,094         13,912
Feb-95       16,300         15,526         16,117     17,761         14,235
Mar-95       16,602         15,813         16,393     18,318         14,330
Apr-95       16,811         16,012         16,693     18,794         14,531
May-95       17,450         16,621         17,231     19,467         15,140
Jun-95       17,624         16,787         17,553     20,213         15,261
Jul-95       17,847         16,999         17,957     20,858         15,201
Aug-95       17,835         16,988         18,111     20,789         15,396
Sep-95       18,233         17,367         18,515     21,816         15,553
Oct-95       18,256         17,389         18,471     21,990         15,782
Nov-95       18,892         17,995         19,036     22,782         16,042
Dec-95       19,144         18,235         19,295     23,039         16,278
Jan-96       19,474         18,549         19,642     23,920         16,379
Feb-96       19,291         18,374         19,713     24,137         16,031
Mar-96       19,339         18,421         19,790     24,036         15,897
Apr-96       19,327         18,409         19,996     24,505         15,787
May-96       19,511         18,584         20,242     25,406         15,760
Jun-96       19,746         18,808         20,262     25,724         15,970
Jul-96       19,190         18,279         19,709     24,538         16,007
Aug-96       19,400         18,479         20,068     24,901         15,967
Sep-96       20,130         19,174         20,811     26,629         16,251
Oct-96       20,304         19,340         21,198     27,207         16,629
Nov-96       21,025         20,026         22,146     29,240         16,935
Dec-96       20,597         19,619         21,913     28,564         16,747
Jan-97       21,270         20,260         28,381     30,801         16,768
Feb-97       21,204         20,197         27,969     31,059         16,803
Mar-97       20,449         19,478         26,646     29,585         16,603
Apr-97       21,563         20,539         27,637     31,972         16,845
May-97       22,226         21,170         29,682     33,868         17,002
Jun-97       22,973         21,882         30,851     35,585         17,206

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors.

 Landmark Balanced Fund
-------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
Investment in Balanced Portfolio, at value (Note 1A) ........................................     $230,815,361
Receivable for shares of beneficial interest sold ...........................................            3,778
                                                                                                  ------------
 Total assets ...............................................................................      230,819,139
                                                                                                  ------------
LIABILITIES:
Payable for shares of beneficial interest repurchased .......................................          535,180
Payable to affiliates--Shareholder servicing agents' fees (Note 2B) ..........................          46,971
Accrued expenses and other liabilities ......................................................           41,384
                                                                                                  ------------
 Total liabilities ..........................................................................          623,535
                                                                                                  ------------

NET ASSETS for 13,761,018 shares of beneficial interest outstanding .........................     $230,195,604
                                                                                                  ============

Net Assets Consist of:
Paid-in capital .............................................................................     $185,577,620
Unrealized appreciation of investments ......................................................       28,889,461
Accumulated net realized gain ...............................................................       15,154,038
Undistributed net investment income .........................................................          574,485
                                                                                                  ------------
 Total ......................................................................................     $230,195,604
                                                                                                  ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST .......................           $16.73
                                                                                                        ======
COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a 4.75% sales charge ($16.73/0.9525) ..............           $17.56
                                                                                                        ======

See notes to financial statements

 Landmark Balanced Fund
-------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Interest Income from Balanced Portfolio ...................................   $3,482,206
Dividend Income from Balanced Portfolio ...................................      698,149
Allocated Expenses from Balanced Portfolio ................................     (620,787)          $ 3,559,568
                                                                              ----------

EXPENSES:
Shareholder Servicing Agents' fees (Note 2B) ..............................      281,466
Administrative fees (Note 2A) .............................................      281,466
Distribution fees (Note 3) ................................................      168,880
Expense fees (Note 6) .....................................................       22,818
                                                                              ----------
 Total expenses ...........................................................      754,630
Less aggregate amount waived by Administrator and Distributor (Note 2A and 3)   (225,473)
                                                                              ----------
 Net expenses .............................................................                            529,157
                                                                                                   -----------
 Net investment income ....................................................                          3,030,411
                                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM BALANCED PORTFOLIO:
Net realized gain .........................................................                         15,163,424
Net change in unrealized appreciation (depreciation) ......................                          6,516,001
                                                                                                   -----------
 Net realized and unrealized gain from Balanced Portfolio .................                         21,679,425
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $24,709,836
                                                                                                   ===========

See notes to financial statements

 Landmark Balanced Fund
-------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED                  YEAR ENDED
                                                                    JUNE 30, 1997             DECEMBER 31,
                                                                     (UNAUDITED)                  1996
                                                                     -----------              ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income .......................................     $   3,030,411            $   7,205,234
Net realized gain ...........................................        15,163,424               17,519,270
Net change in unrealized appreciation (depreciation) ........         6,516,001               (7,483,373)
                                                                  -------------            -------------
 Net increase in net assets resulting from operations .......        24,709,836               17,241,131
                                                                  =============            =============
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................        (2,460,140)              (7,201,020)
Net realized gain ...........................................        (6,653,851)             (10,892,398)
                                                                  -------------            -------------
 Decrease in net assets from distributions to shareholders ..        (9,113,991)             (18,093,418)
                                                                  -------------            -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares ............................         1,155,650                6,705,252
Net asset value of shares issued to shareholders
 from reinvestment of distributions .........................         9,108,250               18,086,460
Cost of shares repurchased ..................................       (26,046,631)             (39,558,540)
                                                                  -------------            -------------
 Net decrease in net assets from
  transactions in shares of beneficial interest ..............       (15,782,731)            (14,766,828)
                                                                  -------------            -------------
NET DECREASE IN NET ASSETS     ..................................       (186,886)            (15,619,115)

NET ASSETS:
Beginning of period .........................................       230,382,490              246,001,605
                                                                  -------------            -------------
End of period (including undistributed net investment
 income of $574,485 and $4,214 respectively) ................     $ 230,195,604            $ 230,382,490
                                                                  =============            =============

See notes to financial statements

 Landmark Balanced Fund
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 1997    ---------------------------------------------------------
                                                  (UNAUDITED)      1996         1995        1994         1993        1992
                                                    -------       -------      -------     -------      -------     -------
Net Asset Value, beginning of period                $ 15.61       $ 15.71      $ 13.52     $ 14.24      $ 13.54     $ 12.93
                                                    -------       -------      -------     -------      -------     -------
Income From Operations:
Net investment income ...............                 0.242         0.497        0.486       0.399        0.336**     0.266
Net realized and unrealized gain (loss)               1.576         0.680        2.540      (0.695)       0.803**     0.600
                                                    -------       -------      -------     -------      -------     -------
 Total from operations ..............                 1.818         1.177        3.026      (0.296)       1.139       0.866
                                                    -------       -------      -------     -------      -------     -------
Less Distributions From:
 Net investment income ..............                (0.200)       (0.497)      (0.495)     (0.394)      (0.319)     (0.256)
 Net realized gain ..................                (0.498)       (0.780)      (0.341)     (0.030)      (0.120)         __
                                                    -------       -------      -------     -------      -------     -------
 Total from distributions ...........                (0.698)       (1.277)      (0.836)     (0.424)      (0.439)     (0.256)
                                                    -------       -------      -------     -------      -------     -------
Net Asset Value, end of period ......               $ 16.73       $ 15.61      $ 15.71     $ 13.52      $ 14.24     $ 13.54
                                                    =======       =======      =======     =======      =======     =======
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)           $230,196      $230,382     $246,002    $227,309     $265,216    $15,296
Ratio of expenses to average net assets                1.02%(A)*     1.02%(A)     1.02%(A)    1.02%(A)     1.04%      1.40%
Ratio of net investment income to average
 net assets .........................                  2.69%*        3.04%        3.21%       2.82%        2.46%      2.07%
Portfolio turnover (B) ..............                    __            __           __          29%         101%       102%
Total return ........................                 11.54%         7.59%       22.66%     (2.06)%        8.48%      6.82%

   Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:
Net investment income ...............               $ 0.225       $ 0.464      $ 0.463     $ 0.378      $ 0.310**   $ 0.148
Ratios:
Expenses to average net assets ......                 1.22%(A)*     1.22%(A)*    1.17%(A)    1.17%(A)     1.23%       2.32%
Net investment income to
 average net assets .................                 2.49%*        2.84%        3.06%       2.67%        2.27%       1.15%
 *  Annualized.
**  The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A) Includes the Fund's share of Balanced Portfolio allocated expenses for the periods indicated.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
 +  Not annualized.
++  On May 1, 1994 the Fund began investing all of its investable assets in Balanced Portfolio.

See notes to financial statements

 Landmark Balanced Fund
-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark Balanced Fund (the "Fund") is a separate diversified series of Landmark Funds I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Balanced Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

The Trust seeks to achieve the Fund's investment objectives of earning high current income, preservation of capital and providing growth potential with reduced risk by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (91.5% at June 30, 1997) in the net assets of the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund has approval to issue Class A and Class B shares as described more fully in the Fund's prospectus. No Class B shares have yet to be offered, therefore the information presented in these financial statements relates solely to Class A shares.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions.
Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 1996, the Fund reclassified $30,657 to paid-in capital, from accumulated net gain on investment.

F. OTHER -- All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

(2) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $281,466 of which $112,812 was voluntarily waived for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS' FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $281,466 for the six months ended June 30, 1997.

(3) DISTRIBUTION FEES
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fee has been made during the period. The distribution fees amounted to $168,880 of which $112,661 was voluntarily waived for the six months ended June 30, 1997.

(4) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1997 aggregated $1,495,832 and $26,513,607, respectively.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS
                                                 ENDED           YEAR ENDED
                                              JUNE 30, 1997     DECEMBER 31,
                                               (UNAUDITED)         1996
                                                ---------       -----------
Shares sold ..............................         71,927          420,667
Shares issued to shareholders from
  reinvestment of distribution............        544,429        1,153,025
Shares repurchased .......................     (1,613,106)      (2,477,838)
                                               ----------       ----------
Net decrease .............................       (996,750)        (904,146)
                                               ==========       ==========

(6) EXPENSE FEES
LFBDS has entered into an expense agreement with the Fund. LFBDS has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement, and the Shareholder Servicing Agreements. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Fund has agreed to pay LFBDS an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Fund including expenses allocated from the Portfolio less expenses waived by the Administrator and Distributor would, on an annual basis, exceed an agreed upon rate, currently 1.02% of average daily net assets.

 Balanced Portfolio
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------
ISSUER                                                SHARES          VALUE
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS--56.0%
------------------------------------------------------------------------------

COMMERCIAL SERVICES--0.8%
Interpublic Group, Inc. .......................        34,200     $  2,096,887
                                                                  ------------
COMMODITIES & PROCESSING--3.9%
EI du Pont de Nemours .........................        48,700        3,062,013
Praxair, Inc. .................................        44,600        2,497,600
Nucor Corp. ...................................        23,500        1,327,750
Sherwin Williams Co. ..........................        58,100        1,793,838
Ucar Int'l Inc. ...............................        24,800        1,134,600
                                                                  ------------
                                                                     9,815,801
                                                                  ------------
CONSUMER DURABLES--0.6%
Leggett & Platt Inc. ..........................        36,000        1,548,000
                                                                  ------------
CONSUMER NON-DURABLES--11.3%
Clorox Co. ....................................        18,100        2,389,200
Coca-Cola Co. .................................        83,300        5,622,750
Colgate-Palmolive Co. .........................        64,700        4,221,675
Gillette Co. ..................................        36,600        3,467,850
Kimberly-Clark Corp. ..........................        33,700        1,676,575
PepsiCo, Inc. .................................        96,500        3,624,781
Philip Morris Companies, Inc. .................       100,600        4,464,125
Procter & Gamble Co. ..........................        20,800        2,938,000
                                                                  ------------
                                                                    28,404,956
                                                                  ------------

CONSUMER SERVICES--4.1%
Carnival Corp. ................................        53,600        2,211,000
Gannett Co. Inc. ..............................        41,300        4,078,375
Service Corp. Intl ............................        60,600        1,992,225
Walt Disney Co. ...............................        24,900        1,998,225
                                                                  ------------
                                                                    10,279,825
                                                                  ------------
ELECTRONICS/TECHNOLOGICAL SERVICES--9.0%
Applied Materials Inc.* .......................        18,400        1,302,950
Automatic Data Processing .....................        60,400        2,838,800
Compaq Computer ...............................        12,700        1,260,475
First Data Corp. ..............................        55,600        2,442,925
Hewlett Packard Co. ...........................        29,500        1,652,000
Intel Corp. ...................................        22,300        3,162,419
Microsoft Corp.* ..............................        44,500        5,623,688
Motorola ......................................        18,600        1,413,600
Perkin-Elmer Corp. ............................        37,600        2,991,550
                                                                  ------------
                                                                    22,688,407
                                                                  ------------
FINANCE--5.7%
American International Group ..................        10,700        1,598,313
Chubb Corp. ...................................        30,500        2,039,687
Federal National
 Mortgage Association .........................        32,400        1,413,450
Franklin Resources Inc. .......................        28,200        2,046,262
Norwest Corp. .................................        27,600        1,552,500
State Street Boston Corp. .....................        36,800        1,702,000
Travelers Group Inc. ..........................        38,365        2,419,393
Zions BanCorporation ..........................        40,900        1,538,862
                                                                  ------------
                                                                    14,310,467
                                                                  ------------
HEALTH SERVICES/TECHNOLOGY--9.1%
Abbott Labs ...................................        53,600        3,577,800
Eli Lilly & Co. ...............................        20,500        2,240,906
Health Management
 Associates* ..................................        76,950        2,193,075
Johnson & Johnson .............................        53,600        3,450,500
Merck & Co., Inc. .............................        24,500        2,535,750
Pfizer Inc. ...................................        27,700        3,310,150
Schering-Plough Corp. .........................        50,800        2,432,050
Warner Lambert Co. ............................        26,400        3,280,200
                                                                  ------------
                                                                    23,020,431
                                                                  ------------
PRODUCER/MANUFACTURING--7.1%
Deere & Co. ...................................        59,200        3,248,600
Emerson Electric Co. ..........................        36,100        1,987,756
General Electric Co. ..........................        99,700        6,517,887
Illinois Tool Works Inc. ......................        58,100        2,901,369
Xerox Corp. ...................................        42,300        3,336,412
                                                                  ------------
                                                                    17,992,024
                                                                  ------------
RETAIL TRADE--4.4%
Consolidated Stores Corp. .....................        74,500        2,588,875
Gap Stores ....................................        37,400        1,453,926
Home Depot ....................................        21,900        1,509,731
Kohls Corp.* ..................................        47,600        2,519,825
Walgreen Co. ..................................        57,100        3,061,988
                                                                  ------------
                                                                    11,134,345
                                                                  ------------
TOTAL COMMON STOCKS
 (Identified Cost $110,277,701) ...............                    141,291,143
                                                                  ------------
------------------------------------------------------------------------------
FIXED INCOME - 43.4%
------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   ----------
ASSET BACKED SECURITIES--1.4%
Green Tree Financial Corp.
 8.05% due 11/15/27 ...........................    $3,500,000        3,636,710
                                                                  ------------

MORTGAGE OBLIGATIONS--17.9%
COLLATERALIZED MORTGAGE OBLIGATIONS--7.6%
Asset Securitization Corp. Ser. 95
 8.15% due 3/04/20 ............................     2,000,000        2,137,813
Asset Securitization Corp. Ser. 95
 7.384% due 8/13/29 ...........................     2,500,000        2,539,063
Associates Corp. N.A  5.96% due 5/15/37 .......     1,750,000        1,765,977
Atlantic City Electric
 7.01% due 8/23/02 ............................     1,380,000        1,386,955
Federal Home Loan Mortgage Corp.
 6.00% due 3/15/09 ............................     1,156,012        1,054,132
Interamerica Development Bank
 6.95% due 8/01/26 ............................     2,000,000        2,051,700
GE Capital Mortgage Services, Inc.
 7.50% due 3/25/27 ............................       997,259          998,038
GMAC Commercial Mortgage 7.22% due 2/15/06 ....     1,000,000        1,010,937
Merrill Lynch Mortgage Corp. 6.95% due 6/18/29      1,425,000        1,433,906
Norwest Asset Securities Corp. 7.50% due 3/25/27    1,495,879        1,496,814
Norwest Asset Securities Corp. 7.00% due 4/25/12    1,981,266        1,963,001
Residential Asset Securitization
 Trust 7.75% due 4/25/27 ......................     1,500,000        1,524,844
                                                                  ------------
                                                                    19,363,180
                                                                  ------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS--4.3%
Federal Home Loan Mortgage Corp.
 7.50% due 7/1/12 (TBA) .......................     2,200,000        2,232,312
 7.50% due 1/15/20 ............................     2,839,478        2,854,922
 7.50% due 5/15/23 ............................     1,772,757        1,779,404
 8.50% due 6/01/01 ............................        19,893           20,222
 9.50% due 2/01/01 ............................        11,427           11,915
Federal National Mortgage Association
 7.50% due 10/01/25 ...........................       267,768          268,352
 7.50% due 11/01/25 ...........................     3,557,051        3,564,805
 9.00% due 11/01/01 ...........................        17,452           17,970
                                                                  ------------
                                                                    10,749,902
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--6.0%
 7.25% due 10/16/22 ...........................     6,452,961        6,469,094
 7.50% due 7/15/25 ............................     3,131,076        3,139,874
 7.50% due 5/15/26 ............................     2,867,453        2,875,511
 7.50% due 6/15/26 ............................     1,879,546        1,884,828
 8.25% due 7/15/05 ............................       746,450          763,708
                                                                  ------------
                                                                    15,133,015
                                                                  ------------

TOTAL MORTGAGE OBLIGATIONS                                          45,246,097
                                                                  ============
DOMESTIC CORPORATE BONDS--0.7% Aetna Services Inc.
 6.97% due 8/15/36 ............................     1,700,000        1,716,796
                                                                  ------------

YANKEES--0.8%
Enersis, 6.90% due 12/01/06 ...................     2,000,000        1,942,560
                                                                  ------------

UNITED STATES GOVERNMENT
 & AGENCY OBLIGATIONS--22.6%
UNITED STATES TREASURY BOND--2.3%
 6.625% due 2/15/27 ...........................    $5,850,000     $  5,723,874
                                                                  ------------
UNITED STATES TREASURY NOTES--19.6%
 6.25% due 6/30/98 ............................     9,500,000        9,541,515
 5.875% due 11/15/99 ..........................     1,200,000        1,192,308
 6.625% due 6/30/01 ...........................    14,000,000       14,131,180
 6.50% due 5/31/02 ............................     4,500,000        4,518,270
 6.625% due 4/30/02 ...........................     5,500,000        5,550,710
 5.875% due 2/15/04 ...........................     7,000,000        6,782,370
 6.50% due 10/15/06 ...........................     7,800,000        7,767,084
                                                                  ------------
                                                                    49,483,437
                                                                  ------------
UNITED STATES AGENCY OBLIGATIONS-0.7%
Tennessee Valley Authority
 5.98% due 4/01/36 ............................     1,750,000        1,762,728
                                                                  ------------

TOTAL UNITED STATES GOVERNMENT
 & AGENCY OBLIGATIONS                                               56,970,039
                                                                  ------------

TOTAL FIXED INCOME
 (Identified cost $109,703,448)                                    109,512,202
                                                                  ------------
------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
------------------------------------------------------------------------------

Merrill Lynch Repurchase Agreement
 5.75% due 7/01/97, proceeds
at maturity $2,921,467 (collateralized
by $2,983,944 U.S. Treasury Strips
zero coupon due 11/15/03) .....................                   $  2,921,000


United States Treasury Bill
 5.18% due 12/11/97 ...........................                        116,737
                                                                  ------------
                                                                     3,037,737
                                                                  ------------
TOTAL INVESTMENTS
(Identified cost $223,018,886) ................         100.6%     253,841,082
OTHER ASSETS
 LESS LIABILITIES .............................          (0.6)      (1,505,370)
                                                        -----     ------------
NET ASSETS ....................................         100.0%    $252,335,712
                                                        =====     ============

------------------------------------------------------------------------------
FUTURES CONTRACTS
------------------------------------------------------------------------------
Futures contracts which were open at June 30,1997 are as follows:

                                       NUMBER OF   EXPIRATION      UNREALIZED
CONTRACTS                              CONTRACTS      DATE         GAIN/LOSS
-------                                ---------   ----------      ----------
U.S. Treasury 5-year Note ....            35      September 1997    (14,375)


*Non-income producing
See notes to financial statements

 Balanced Portfolio
------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)

ASSETS:
Investments at value (Note 1A) (Identified Cost, $223,018,886) ...  $253,841,082
Cash .............................................................            92
Receivable for investments sold ..................................     2,017,161
Dividends and interest receivable ................................     1,918,210
Receivable for daily variation on future contracts ...............         8,750
                                                                    ------------
 Total assets ....................................................   257,785,295
                                                                    ------------
LIABILITIES:
Payable for investments purchased ................................     5,335,178
Payable to affiliates--Investment advisory fees (Note 2) .........        82,501
Accrued expenses and other liabilities ...........................        31,904
                                                                    ------------
 Total liabilities ...............................................     5,449,583
                                                                    ------------
Net Assets .......................................................  $252,335,712
                                                                    ============
REPRESENTED BY:
Paid-in capital for beneficial interests .........................  $252,335,712
                                                                    ============

See notes to financial statements

 Balanced Portfolio
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS

 For the Six Months Ended June 30, 1997 (unaudited)

INVESTMENT INCOME:
Interest ...........................................  $ 3,766,241
Dividends ..........................................      755,569
                                                      -----------
 Total investment income ...........................                 $ 4,521,810

EXPENSES:
Investment advisory fees (Note 2) ..................      488,379
Administrative fees (Note 3) .......................       61,047
Expense fees (Note 6) ..............................      122,096
                                                      -----------
 Total expenses ....................................                     671,522
                                                                     -----------
 Net investment income .............................                   3,850,288
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions
  and futures contracts ............................                  15,781,020
Unrealized appreciation (depreciation) of investments
 and futures contracts
  Beginning of period ..............................   23,092,617
  End of period ....................................   30,807,820
                                                      -----------
 Net change in unrealized appreciation (depreciation)
   of investments and futures contracts ............                   7,715,203
                                                                     -----------
 Net realized and unrealized gain on investments
   and futures contracts ...........................                  23,496,223
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $27,346,511
                                                                     ===========

See notes to financial statements

 Balanced Portfolio
===============================================================================

 STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED          YEAR ENDED
                                                                      JUNE 30, 1997           DECEMBER 31,
                                                                       (UNAUDITED)                1996
                                                                      --------------           ----------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................................    $   3,850,288            $  8,718,839
Net realized gain from investment transactions
  and futures contracts .........................................       15,781,020              17,739,660
Net change in unrealized appreciation (depreciation) of
 investments and futures contracts ..............................        7,715,203              (7,087,703)
                                                                      ------------            ------------
 Net increase in net assets resulting from operations ...........       27,346,511              19,370,796
                                                                      ------------            ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions .....................................        4,866,774              18,210,247
Value of withdrawals ............................................      (27,403,641)            (41,573,741)
                                                                     -------------           -------------
 Net decrease in net assets from capital transactions ...........      (22,536,867)            (23,363,494)
                                                                     -------------           -------------

NET INCREASE (DECREASE) IN NET ASSETS ...........................        4,809,644              (3,992,698)
NET ASSETS:
Beginning of period .............................................      247,526,068             251,518,766
                                                                      ------------            ------------
End of period ...................................................     $252,335,712            $247,526,068
                                                                      ============            =============

See notes to financial statements

 Balanced Portfolio
===============================================================================

 FINANCIAL HIGHLIGHTS

                                                                            YEAR ENDED               MAY 1, 1994
                                                  SIX MONTHS ENDED       DECEMBER 30, 1997        (COMMENCEMENT)
                                                   JUNE 30, 1997         -----------------       OF OPERATIONS) TO
                                                   (UNAUDITED)           1996       1995         DECEMBER 31, 1994
                                                   -----------           ----       ----         -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ..         $252,336           $247,526     $251,519          $228,948
Ratio of expenses to average net assets ....            0.55% *            0.55%        0.53%             0.51%*
Ratio of net investment income to average
  net assets ...............................            3.15%            * 3.50%        3.69%             3.53%*
Portfolio turnover .........................              71%               241%         210%              105%
Average commission rate per share (A) ......          $0.0565            $0.0589          N/A              N/A

 *  Annualized

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

Balanced Portfolio
===============================================================================
NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. TBA PURCHASE COMMITMENTS -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

G. Futures Contracts -- The Portfolios may engage in futures transactions. The Portfolios may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES

The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $488,379 for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $61,047 for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, other than short-term obligations, aggregated $170,934,502 and $169,302,435, respectively, for the six months ended June 30, 1997. Purchases and sales of U.S. Government securities aggregated to $45,234,871 and $36,080,289, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .....................   $223,018,886
                                       ============

Gross unrealized appreciation ......   $ 31,705,213
Gross unrealized depreciation ......       (897,393)
                                       ------------
Net unrealized appreciation ........   $ 30,807,820
                                       ============

(6) EXPENSE FEES

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

(7) LINE OF CREDIT

The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Portfolio was $522. Since the line of credit was established, there have been no borrowings.

SHAREHOLDER
SERVICING AGENTS

FOR NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
(212) 820-2383 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10150-5130
Call Your Citigold Executive or, in NY or CT,
(800) 285-1701, for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialists or (212) 559-5959

For Citibank Global Asset Management Clients:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 820-2380 in New York City

===============================================================================
[LOGO] LANDMARK
       FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT MANAGER
(OF ASSET ALLOCATION PORTFOLIOS)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
The Landmark Funds Broker-Dealer Services Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

This Report is Prepared & Printed on Recycled Paper [Recycle symbol]
CSP/S/97

[graphic omitted]

-------------------------
CITISELECT(SM) FOLIO 200
-------------------------
CITISELECT(SM) FOLIO 300
-------------------------
CITISELECT(SM) FOLIO 400
-------------------------
CITISELECT(SM) FOLIO 500
-------------------------

              SEMI-ANNUAL
              REPORT

           JUNE 30, 1997

CITICORP INVESTMENT SERVICES
----------------------------
          A CITIBANK COMPANY

A LETTER TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

Dear Shareholder:

The first half of 1997 was a rewarding one for both the financial markets and the CitiSelect(SM) family of portfolios. In our view, the six-month period was particularly significant, because it included both adverse and favorable market conditions that offered a real-life test of the principles upon which the CitiSelect portfolios are built. We are pleased to report that all four portfolios performed as expected, delivering the bulk of the positive returns provided by the period's rising markets while sheltering shareholders from the full brunt of market declines.

What's more, the four CitiSelect portfolios continued to perform relative to one another as they were designed to do. When the markets were rising, CitiSelect Folio 500 produced the greatest gains, with Folios 400, 300 and 200 delivering incrementally lower gains consistent with their asset allocation strategies and risk/reward profiles. Similarly, CitiSelect Folio 200 provided the greatest protection against market declines, with Folios 300, 400 and 500 providing incrementally less protection, respectively.

We view these results as confirmation that a well thought-out asset allocation strategy can indeed deliver returns commensurate with shareholders' risk profiles regardless of prevailing market conditions. By providing diversification and affordable exposure to a carefully selected mix of assets, geographic regions and investment styles, the CitiSelect portfolios are designed to help individual shareholders maintain the balance of risk and return they need to achieve their long-term financial goals in the way that is right for them.

This semi-annual report covers the period from January 1, 1997 through June 30, 1997 for CitiSelect Folios 200, 300, 400 and 500.

On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiSelect family of portfolios.

/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    July 18, 1997

                                                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

A Letter to Our Shareholders ........................................    1
Market Environment ..................................................    2
Fund Snapshot .......................................................    2
Portfolio Managers ..................................................    3
Risk Reward Trade-Off ...............................................    4
Strategy and Outlook ................................................    5
Fund Data ...........................................................    6
CITISELECT PORTFOLIOS
Statement of Assets and Liabilities .................................   10
Statement of Operations .............................................   11
Statement of Changes in Net Assets ..................................   12
Financial Highlights ................................................   14
Notes to Financial Statements .......................................   16
ASSET ALLOCATION PORTFOLIOS
Portfolio of Investments
 Asset Allocation Portfolio 200 .....................................   19
 Asset Allocation Portfolio 300 .....................................   30
 Asset Allocation Portfolio 400 .....................................   42
 Asset Allocation Portfolio 500 .....................................   54
Statement of Assets and Liabilities .................................   64
Statement of Operations .............................................   65
Statement of Changes in Net Assets ..................................   66
Financial Highlights ................................................   67
Notes to Financial Statements .......................................   68

-------------------------------------------------------------------------------

   Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested
-------------------------------------------------------------------------------

MARKET ENVIRONMENT
-------------------------------------------------------------------------------

In broad hindsight, the first half of 1997 represented one of the most positive periods in recent memory for financial markets throughout the world. In the U.S., the domestic economy continued to grow with few signs of inflation, marking the sixth year of one of the longest expansions in the post-World War II era. As measured by the Dow Jones Industrial Average, the U.S. stock market gained more than 1,100 points for its best six-month performance in 10 years. The U.S. bond market also provided positive total rates of return as yields of long-term U.S. Treasury bonds ended the period around 6% despite a one-quarter point increase in the federal funds rate, a key short-term interest rate set by the Federal Reserve Board.

When examined more closely, however, the general uptrend in the U.S. markets reveals a considerable amount of volatility. The economy, for example, grew at a torrid 5.9% rate during the first three months of the year as consumer spending and winter temperatures both remained unexpectedly high. The stock market experienced a 9.8% correction on its way to setting new records, and, at the time, some pundits were prematurely pronouncing the end of the bull market. The bond market also experienced price and yield fluctuations as investors were alternately fearful of and complacent about the possibility of higher inflation.

In overseas markets, stocks and bonds produced mixed results. On the positive side, many of Europe's equity and fixed-income markets performed well as the region entered a period of economic recovery characterized by declining interest rates and expectations of higher corporate profits. On the other hand, Asian markets generally performed poorly despite recent signs that Japan may be emerging from a persistent economic malaise. Many of the emerging markets of Asia declined sharply as a real-estate induced economic crisis hit Thailand and affected neighboring markets.

FUND SNAPSHOT
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                     CITISELECT                CITISELECT                CITISELECT                CITISELECT
                     FOLIO 200                 FOLIO 300                 FOLIO 400                 FOLIO 500
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE       June 17, 1996             June 17, 1996             June 17, 1996             September 3, 1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
AS OF 6/30/97        $131.1 million            $276.3 million            $378.7 million            $155.2 million
----------------------------------------------------------------------------------------------------------------------------
FUND OBJECTIVE       High total return         High total return         High total return         High total return
                     over time consistent      over time consistent      over time consistent      over time consistent
                     with a primary            with a balanced           with a primary            with a dominant
                     emphasis on a             emphasis on               emphasis on equity        emphasis on
                     combination of            equity and fixed          securities and a          equity securities
                     fixed income and          income securities.        secondary emphasis        and a small allocation
                     money market                                        on fixed income           to fixed income
                     securities, and a                                   securities.               securities.
                     secondary emphasis
                     on equity securities.
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS            Paid quarterly, if any    Paid quarterly, if any    Paid annually, if any     Paid annually, if any
----------------------------------------------------------------------------------------------------------------------------
CAPITAL GAINS        Paid annually, if any     Paid annually, if any     Paid annually, if any     Paid annually, if any
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

LARGE CAPITALIZATION GROWTH SECURITIES
Lawrence P. Keblusek, U.S. Chief Investment Officer of Citibank, has been responsible for the daily management of large cap growth securities since the Funds' inception. Mr. Keblusek who has 25 years experience in the investment management industry, was most recently Senior Vice President and Director of Portfolio Management for The Northern Trust Company with responsibility for investment performance in the organization's High Net Worth, Corporate and Institutional and Mutual Fund Group. Earlier in his career Mr. Keblusek held senior investment positions with Maryland National Bank and the National Bank of Washington.

SMALL CAPITALIZATION GROWTH SECURITIES
Linda J. Intini, Vice President of Citibank, has been responsible for the daily management of small cap growth securities since February 1997. Ms. Intini has over nine years of experience specializing in the management of small cap equities, including over $300 million of Citibank's small cap portfolios for trusts and individuals. Prior to joining Citibank, she was a Portfolio Manager and Research Analyst with Manufacturers Hanover in the Special Equity area. She also specialized in equity research at Eberstadt Fleming.

DOMESTIC FIXED INCOME SECURITIES
Mark Lindbloom, Vice President of Citibank, has been responsible for the daily management of domestic fixed income securities since the Funds' inception. Mr. Lindbloom has more than 12 years of investment management experience. Prior to joining Citibank in 1986, Mr. Lindbloom was a Fixed Income Portfolio Manager with Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

MONEY MARKET SECURITIES
Kevin Kennedy, Vice President of Citibank, has been responsible for the daily management of money market securities since the Funds' inception. Mr. Kennedy is responsible for managing the Liquidity Management Unit of the U.S. Fixed Income Department of Citibank Global Asset Management. Prior to joining Citibank in March 1993, Mr. Kennedy was with the Metropolitan Life Insurance Company as the Managing Trader of the Treasurer's Division. He was responsible for the management of more than $9 billion in short duration fixed income assets.
Mr. Kennedy has more than 15 years of fixed income management experience.

Citibank has delegated the daily management of the following kinds of securities of each Fund to the following Subadvisers. Citibank pays all Subadviser compensation.

LARGE CAPITALIZATION VALUE SECURITIES
Miller Anderson & Sherrerd LLP has been a registered investment adviser since 1974. Morgan Stanley Management Holdings, Inc., an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., is the general partner and owner of 95% of the interests of Miller Anderson & Sherrerd LLP. Robert Marcin, CFA, Partner, has been responsible for the daily management of large cap value securities since the Funds' inception. Mr. Marcin has been with Miller Anderson since 1988.

SMALL CAPITALIZATION VALUE SECURITIES
Franklin Advisory Services, Inc., a wholly-owned subsidiary of Franklin Resources, Inc., is a registered investment adviser. William J. Lippman, President of Franklin Advisory Services or its predecessor since June 1988, has been responsible for the daily management of small capitalization value securities since the Funds' inception. Prior to joining Franklin Advisory Services, Mr. Lippman was president of L.F. Rothschild Fund Management, Inc.

INTERNATIONAL EQUITY SECURITIES
Hotchkis and Wiley, a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. is a registered investment adviser and is a separate business unit of Merrill Lynch & Co., Inc., a Delaware corporation. Harry W. Hartford and Sarah H. Ketterer have been responsible for the daily management of international equity securities since the Funds' inception. Mr. Hartford and Ms. Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis and Wiley. Mr. Hartford was with The Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis and Wiley, Ms. Ketterer was an associate with Bankers Trust and an analyst with Dean Witter.

FOREIGN GOVERNMENT SECURITIES
Pacific Investment Management Company, PIMCO, is a registered investment adviser and is a subsidiary partnership of PIMCO Advisors LP. A majority interest of PIMCO Advisors LP is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company, and PIMCO Partners, L.L.C., a limited liability company controlled by the Managing Directors of PIMCO. Lee R. Thomas, III, Senior International Portfolio Manager, has been responsible for the daily management of foreign government securities since the Funds' inception. He joined PIMCO in 1995. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of the London office.

RISK REWARD TRADE-OFF
-------------------------------------------------------------------------------

CitiSelect portfolios use a proprietary asset allocation which seeks an optimal mix of stocks, bonds and cash to help maximize potential return for any given level of risk. CitiSelect Folio 200 has the lowest risk level -- and the lowest return. CitiSelect 300 scores slightly higher on both counts, followed by CitiSelect Folio 400, then CitiSelect Folio 500.

                   Folio 200       Folio 300       Folio 400       Folio 500

12/31/96           10,000.00       10,000.00       10,000.00       10,000.00
 1/31/97           10,052.34       10,075.05       10,092.42       10,121.61
 2/28/97           10,009.30       10,018.76       10,027.73       10,074.84
 3/31/97            9,827.83        9,803.00        9,787.43        9,850.33
 4/30/97            9,856.49        9,840.53        9,750.46        9,803.55
 5/31/97           10,267.17       10,356.47       10,415.90       10,561.27
 6/30/97           10,488.84       10,651.95       10,794.87       10,982.23

STRATEGY AND OUTLOOK
-------------------------------------------------------------------------------

ASSET ALLOCATION STRATEGIES
In spite of the short-term volatility of the financial markets during the period, the CitiSelect portfolios' investment manager, Citibank, N.A., maintained a long-term perspective and made no significant changes to the way assets were allocated within the portfolios. As a result, shareholders were well-positioned to participate in the rise of most financial markets during the period, but at levels of risk that were generally lower than comparable single-sector funds.

While allocations among the major asset classes remained unchanged during the period, we would like to remind shareholders of the rebalancing performed after our asset allocation review during the fourth quarter of 1996. At that time, we shifted a modest amount of assets from large-capitalization U.S. stocks to international stocks. Although large U.S. stocks continued to perform very well during the first half of 1997, the overseas markets in which we invested also provided positive returns.

Perhaps more important, we potentially reduced risk and volatility by shifting assets out of a high-flying stock market sector (large cap U.S. equity) into another that appeared to be participating in an earlier stage of the business cycle (international equity). In our view, adjustments such as this reflect the sound, fundamental investment principles that govern management of the CitiSelect portfolios: diversifying broadly in financial markets to participate in the opportunities while mitigating the risks. These strategies, once the exclusive domain of large institutional investors, are made available and affordable for individuals through the CitiSelect family of portfolios.

LOOKING FORWARD
We remain optimistic regarding the foreseeable future of the financial markets in the U.S. and abroad. Low inflation, moderate economic growth and relatively low interest rates are expected to produce a favorable environment for stocks and bonds in many parts of the world, including the United States. Our optimism is tempered by caution, however, arising from the speed and magnitude of the U.S. stock market's extraordinary rise. The valuations of large U.S. companies have expanded to the high end of their historical range, suggesting that either profits must catch up with current stock prices or that prices must moderate to more reasonable levels relative to earnings.

Nonetheless, we continue to find attractive opportunities in stocks and bonds throughout the world. In the U.S., the medium and small-capitalization sectors of the stock market have lagged their large-capitalization counterparts, and many individual small and medium-sized stocks therefore appear to be attractively valued. The same is true of certain overseas markets, especially Europe, where companies are just beginning to see the kinds of conditions that have benefitted U.S. corporations for several years. In the fixed-income markets, we expect interest rates to remain relatively stable throughout most of the world as global competition keeps inflation pressures at bay.

Our outlook suggests that our current asset allocation strategy -- modestly emphasizing international stocks over large domestic equities -- is the right one for CitiSelect portfolios. Of course, we will continue to review our asset allocation strategy regularly and during our formal quarterly rebalancing reviews, and we will make any adjustments we consider appropriate in anticipation of changes in economic and market conditions.

FUND DATA ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
                                                 TOTAL RETURN
                                    ---------------------------------------
                                                                    SINCE
                                       SIX           ONE           6/17/96
                                      MONTHS**       YEAR        INCEPTION*
                                   -----------     --------      ----------
CITISELECT(SM) FOLIO 200 .......     4.87%          11.33%         11.14%
COMPOSITE BENCHMARK+ ...........     5.74%          11.50%         11.30%

 * Average Annual Total Return
** Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT FOLIO 200
-------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $11,156 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period June 17, 1996 to June 30, 1997.

                                                            Lehman Bros.
                                                            Intermediate
                                               S&P 500       Gov't/Corp.
                         Composite              Index        Bond Index
          Folio 200      Benchmark           (unmanaged)    (unmanaged)

 6/17/96  10,000.00      10,000.00           10,000.00      10,000.00
 6/30/96  10,020.00      10,023.06           10,086.00      10,085.00
 7/31/96   9,900.04       9,882.03            9,640.20      10,115.26
 8/31/96  10,125.29      10,025.57            9,843.61      10,123.35
 9/30/96  10,321.17      10,222.27           10,396.82      10,264.06
10/31/96  10,406.66      10,324.42           10,683.77      10,455.74
11/30/96  10,684.08      10,591.82           11,490.39      10,583.62
12/31/96  10,637.76      10,572.20           11,262.88      10,515.88
 1/31/97  10,693.44      10,617.98           11,965.69      10,555.84
 2/28/97  10,647.65      10,587.45           12,061.41      10,575.90
 3/31/97  10,454.61      10,424.78           11,559.78      10,502.93
 4/30/97  10,485.09      10,519.61           12,248.74      10,625.81
 5/31/97  10,921.97      10,940.11           12,995.92      10,714.01
 6/30/97  11,155.65      11,173.68           13,574.23      10,811.50


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.



FUND DATA ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
                                                 TOTAL RETURN
                                    ---------------------------------------
                                                                    SINCE
                                       SIX           ONE           6/17/96
                                      MONTHS**       YEAR        INCEPTION*
                                   -----------     --------      ----------
CITISELECT(SM) FOLIO 300 .........    6.52%         14.40%        14.09%
COMPOSITE BENCHMARK+ .............    7.43%         13.88%        13.52%

 *  Average Annual Total Return
**  Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT FOLIO 300
-------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $11,463 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period June 17, 1996 to June 30, 1997.

                                                       Lehman Bros.
                                                       Intermediate
                                          S&P 500       Gov't/Corp.
                         Composite         Index        Bond Index
          Folio 300      Benchmark      (unmanaged)    (unmanaged)

 6/17/96  10,000.00      10,000.00      10,000.00      10,000.00
 6/30/96  10,020.00      10,018.34      10,086.00      10,085.00
 7/31/96   9,810.00       9,790.22       9,640.20      10,115.26
 8/31/96  10,110.00       9,966.25       9,843.61      10,123.35
 9/30/96  10,355.31      10,216.30      10,396.82      10,264.06
10/31/96  10,435.58      10,312.70      10,683.77      10,445.74
11/30/96  10,806.85      10,653.94      11,490.39      10,583.62
12/31/96  10,761.11      10,623.79      11,262.88      10,515.88
 1/31/97  10,841.87      10,688.07      11,965.69      10,555.84
 2/28/97  10,781.30      10,650.55      12,061.41      10,575.90
 3/31/97  10,549.12      10,434.25      11,559.78      10,502.93
 4/30/97  10,589.50      10,556.96      12,248.74      10,625.81
 5/31/97  11,144.72      11,099.32      12,995.92      10,714.01
 6/30/97  11,462.68      11,408.16      13,574.23      10,811.50

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- ForeigN Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
                                                 TOTAL RETURN
                                    ---------------------------------------
                                                                    SINCE
                                       SIX           ONE           6/17/96
                                      MONTHS**       YEAR        INCEPTION*
                                   -----------     --------      ----------
CITISELECT(SM) FOLIO 400 ........    7.95%           17.61%        16.84%
COMPOSITE BENCHMARK+ ............    9.03%           15.48%        14.70%

 *  Average Annual Total Return
**  Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT FOLIO 400
--------------------------------------------------------------------------------
A $10,000 investment in the Fund made on inception date would have grown to $11,749 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period June 17, 1996 to June 30, 1997.

                                                       Lehman Bros.
                                                       Intermediate
                                          S&P 500       Gov't/Corp.
                         Composite         Index        Bond Index
          Folio 400      Benchmark      (unmanaged)    (unmanaged)

 6/17/96  10,000.00      10,000.00      10,000.00      10,000.00
 6/30/96   9,990.00       9,987.14      10,086.00      10,085.00
 7/31/96   9,700.00       9,637.24       9,640.20      10,115.26
 8/31/96  10,110.00       9,867.86       9,843.61      10,123.35
 9/30/96  10,400.00      10,153.34      10,396.82      10,264.06
10/31/96  10,440.00      10,187.05      10,683.77      10,445.74
11/30/96  10,890.00      10,579.56      11,490.39      10,583.62
12/31/96  10,883.71      10,577.33      11,262.88      10,515.88
 1/31/97  10,984.30      10,617.85      11,965.69      10,555.84
 2/28/97  10,913.88      10,567.15      12,061.41      10,575.90
 3/31/97  10,652.35      10,319.75      11,559.78      10,502.93
 4/30/97  10,612.12      10,424.24      12,248.74      10,625.81
 5/31/97  11,336.36      11,130.38      12,995.92      10,714.01
 6/30/97  11,748.82      11,528.51      13,574.23      10,811.50



Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA ALL PERIODS ENDED JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------
                                          TOTAL RETURN
                                    ----------------------------
                                                      SINCE
                                       SIX           9/3/96
                                      MONTHS**     INCEPTION**
                                    ----------     ----------
CITISELECT(SM) FOLIO 500 .........     9.82%          17.73%
COMPOSITE BENCHMARK ..............    10.93%          19.86%

** Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT FOLIO 500
--------------------------------------------------------------------------------
A $10,000 investment in the Fund made on inception date would have grown to $11,773 (as of 6/30/97). The graph shows how the Fund compares to our benchmarks over the same period September 3, 1996 to June 30, 1997.


                                                       Salomon Non-
                                         MSCI EAFE     $ World Gov't.
                         Composite         Index          Bond
          Folio 500      Benchmark      (unmanaged)    (unmanaged)

 9/03/96  10,000.00      10,000.00      10,000.00      10,000.00
 9/30/96  10,230.00      10,355.93      10,315.38      10,029.40
10/31/96  10,220.00      10,345.14      10,212.23      10,058.89
11/30/96  10,690.00      10,787.49      10,620.72      10,088.46
12/31/96  10,720.46      10,796.88      10,486.90      10,118.12
 1/31/97  10,850.83      10,853.35      10,121.95      10,147.87
 2/28/97  10,800.68      10,817.29      10,289.98      10,177.70
 3/31/97  10,560.00      10,552.54      10,329.80      10,207.62
 4/30/97  10,509.86      10,681.26      10,386.61      10,237.63
 5/31/97  11,322.17      11,492.20      11,064.86      10,267.73
 6/30/97  11,773.45      11,971.86      11,677.85      10,297.92


Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the Morgan Stanley EAFE Index or the Salomon Bros. Non-$ World Gov't Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (35%); Morgan Stanley EAFE Index -- International Stocks (30%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)

                                                           CITISELECT    CITISELECT     CITISELECT     CITISELECT
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in Asset Allocation Portfolio 200, Asset
 Allocation Portfolio 300, Asset Allocation Portfolio
 400 and Asset Allocation Portfolio 500, respectively,
 at value ............................................   $130,389,246   $275,248,514   $377,421,005   $152,691,064
Receivable for shares of beneficial interest sold ....      1,492,696      3,131,882      4,294,377      2,757,089
Other assets .........................................         32,262         91,373        196,510         94,052
                                                         ------------   ------------   ------------   ------------
 Total Assets ........................................    131,914,204    278,471,769    381,911,892    155,542,205
                                                         ------------   ------------   ------------   ------------

LIABILITIES:
Payable for shares of beneficial interest repurchased         682,344      2,012,345      2,586,732        145,048
Payable to affiliates-- Management fees (Note 2) .....         53,041         22,188         30,338         12,049
Accrued expenses .....................................         35,815        160,831        587,515        183,090
                                                         ------------   ------------   ------------   ------------
 Total Liabilities ...................................        771,200      2,195,364      3,204,585        340,187
                                                         ------------   ------------   ------------   ------------

NET ASSETS for 11,941,917, 24,374,322, 32,513,152,
 and 13,218,188 shares, respectively, of beneficial
 interest outstanding ................................   $131,143,004   $276,276,405   $378,707,307   $155,202,018
                                                         ============   ============   ============   ============

NET ASSETS CONSIST OF:
Paid-in capital ......................................   $122,294,568   $251,957,376   $338,762,989   $139,275,952
Undistributed net investment income ..................      1,823,995      3,119,881      2,717,755        774,686
Accumulated net realized gain (loss) on investments ..     (1,054,078)    (2,630,083)    (4,035,094)    (1,480,608)
Unrealized appreciation (depreciation) of investments
 and foreign  currency translations ..................      8,078,519     23,829,231     41,261,657     16,631,988
                                                         ------------   ------------   ------------   ------------
 Total Net Assets ....................................   $131,143,004   $276,276,405   $378,707,307   $155,202,018
                                                         ============   ============   ============   ============

NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST .....         $10.98         $11.33         $11.65         $11.74
                                                               ======         ======          ======        ======

See notes to financial statements

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS  (UNAUDITED)

                                                                  For the Six Months Ended June 30, 1997
                                                         ---------------------------------------------------------
                                                           CITISELECT    CITISELECT     CITISELECT     CITISELECT
                                                           FOLIO 200     FOLIO 300      FOLIO 400      FOLIO 500
                                                         ------------   ------------   ------------   ------------
INVESTMENT INCOME FROM ASSET ALLOCATION PORTFOLIO 200
  ASSET ALLOCATION PORTFOLIO 300, ASSET ALLOCATION
  PORTFOLIO 400, AND ASSET ALLOCATION PORTFOLIO
  500, REPECTIVELY (NOTE 1B):
Interest .............................................   $  2,233,163   $  3,525,801   $  2,878,593   $    626,244
Dividends ............................................        363,675      1,099,094      2,199,122      1,108,663
Allocated net expenses ...............................       (499,770)      (998,541)    (1,407,343)      (531,275)
Foreign tax reclaims .................................         30,681         86,823        186,417         91,139
                                                         ------------   ------------   ------------   ------------
                                                            2,127,749      3,713,177      3,856,789      1,294,771
                                                         ------------   ------------   ------------   ------------
Expenses:
Distribution fees (Note 3) ...........................        295,779        591,866        988,075        298,755
Management fees (Note 2) .............................         59,156        118,373        157,615         59,751
Shareholder reports ..................................         21,492         30,826         57,827         55,994
Legal services .......................................         10,688         10,688         15,688         16,688
Transfer agent fees ..................................         13,097         13,796         41,915         39,812
Auditing services ....................................          8,500          8,500          8,980          8,500
Custodian fees .......................................          5,433          4,818          4,415          4,815
Trustees fees ........................................          3,959          5,790          6,506          2,755
Registration fees ....................................          2,109          9,152         63,696         16,643
Miscellaneous ........................................          3,298          6,040          6,404         16,597
                                                         ------------   ------------   ------------   ------------
 Total expenses ......................................        423,511        799,849      1,351,121        520,310
Less aggregate amounts waived by the Manager (Note 2)         (35,905)       (22,760)          --           (5,990)
                                                         ------------   ------------   ------------   ------------
 Net expenses ........................................        387,606        777,089      1,351,121        514,320
                                                         ------------   ------------   ------------   ------------
 Net investment income ...............................      1,740,143      2,936,088      2,505,668        780,451
                                                         ------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM ASSET
 ALLOCATION PORTFOLIO 200, ASSET ALLOCATION
 PORTFOLIO 300, ASSET ALLOCATION PORTFOLIO 400
 AND ASSET ALLOCATION PORTFOLIO 500, REPECTIVELY:
Net realized loss ....................................       (986,607)    (2,575,173)    (3,982,032)    (1,265,142)
Net change in unrealized appreciation ................      5,167,869     16,195,869     28,362,826     13,200,302
                                                         ------------   ------------   ------------   ------------
Net realized and unrealized gain .....................      4,181,262     13,620,696     24,380,794     11,935,160
                                                         ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations .   $  5,921,405   $ 16,556,784   $ 26,886,462   $ 12,715,611
                                                         ============   ============   ============   ============

See notes to financial statements

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                             CITISELECT FOLIO 200        CITISELECT FOLIO 300
                                                         ---------------------------- ----------------------------
                                                           SIX MONTHS   JUNE 17, 1996+  SIX MONTHS   JUNE 17, 1996+
                                                             ENDED          TO            ENDED           TO
                                                          JUNE 30, 1997  DECEMBER 31, JUNE 30, 1997   DECEMBER 31,
                                                          (UNAUDITED)      1996        (UNAUDITED)       1996
                                                         ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ................................   $  1,740,143   $    899,000   $  2,936,088   $  1,462,651
Net realized gain (loss) .............................       (986,607)       328,852     (2,575,173)       756,606
Net change in unrealized appreciation of investments .      5,167,869      2,910,650     16,195,869      7,633,362
                                                         ------------   ------------   ------------   ------------
 Net increase in net assets resulting from operations       5,921,405      4,138,502     16,556,784      9,852,619
                                                         ------------   ------------   ------------   ------------

Distributions From:
 Net income ..........................................        (71,535)      (687,964)       (48,172)    (1,078,616)
 Net realized gain on investments ....................       (247,643)      (206,058)      (553,981)      (417,933)
 In excess of net income .............................           --             --             --             --
 In excess of realized gains on investments ..........           --             --             --             --
                                                         ------------   ------------   ------------   ------------
 Total distributions .................................       (319,178)      (894,022)      (602,153)    (1,496,549)
                                                         ------------   ------------   ------------   ------------

Transactions in Shares of Beneficial Interest (Note 5):
Net proceeds from sale of shares .....................     46,374,696    107,356,153     92,803,759    195,928,712
Net asset value of shares issued to shareholders from
 reinvestment of distributions .......................        318,936        890,601        602,153      1,496,549
Cost of shares repurchased ...........................    (23,928,261)    (8,715,828)   (28,512,460)   (10,353,009)
                                                         ------------   ------------   ------------   ------------
 Net increase in net assets from transactions in
    shares of beneficial interest ....................     22,765,371     99,530,926     64,893,452    187,072,252
                                                         ------------   ------------   ------------   ------------
Net Increase in Net Assets ...........................     28,367,598    102,775,406     80,848,083    195,428,322

Net Assets:
Beginning of period ..................................    102,775,406           --      195,428,322           --
                                                         ------------   ------------   ------------   ------------
End of period (including undistributed net investment
 income of $1,823,995, $155,387, $3,119,881
 and $231,965, respectively) .........................   $131,143,004   $102,775,406   $276,276,405   $195,428,322
                                                         ============   ============   ============   ============

+ Commencement of operations

See notes to financial statements

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS   (CONTINUED)
-------------------------------------------------------------------------------


                                                             CITISELECT FOLIO 400         CITISELECT FOLIO 500
                                                         ---------------------------- ----------------------------
                                                           SIX MONTHS   JUNE 17, 1996+  SIX MONTHS   JUNE 17, 1996+
                                                             ENDED          TO           ENDED            TO
                                                          JUNE 30, 1997  DECEMBER 31, JUNE 30, 1997   DECEMBER 31,
                                                          (UNAUDITED)      1996        (UNAUDITED)       1996
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ................................      2,505,668    $ 1,097,081     $ 780,451     $   184,438
Net realized gain (loss) .............................     (3,982,032)     1,371,474    (1,265,142)       (188,916)
Net change in unrealized appreciation of investments       28,362,826     12,898,831    13,200,302       3,431,686
                                                          -----------    -----------   -----------     -----------
 Net increase in net assets resulting from operations      26,886,462      5,367,386    12,715,611       3,427,208
                                                          -----------    -----------   -----------     -----------

Distributions From:
 Net income ..........................................        (96,602)      (629,492)          --         (144,954)
 Net realized gain on investments ....................       (869,414)      (738,025)          --               --
 In excess of net income .............................           --             --             --           (1,053)
 In excess of realized gains on investments ..........           --             --             --          (73,003)
                                                         ------------   ------------   ------------    -----------
 Total distributions .................................       (966,016)    (1,367,517)          --         (219,010)
                                                         ------------   ------------   ------------    -----------

Transactions in Shares of Beneficial Interest (Note 5):
Net proceeds from sale of shares .....................    134,519,536    252,564,522     69,274,826     84,679,052
Net asset value of shares issued to shareholders from
 reinvestment of distributions .......................        966,016      1,367,517           --          218,935
Cost of shares repurchased ...........................    (36,254,454)   (14,376,145)   (11,860,726)    (3,033,878)
                                                         ------------   ------------   ------------    -----------
 Net increase in net assets from transactions
    in shares of beneficial interest .................     99,231,098    239,555,894     57,414,100     81,864,109
                                                         ------------   ------------   ------------    -----------
Net Increase in Net Assets ...........................    125,151,544    253,555,763     70,129,711     85,072,307

Net Assets:
Beginning of period ..................................    253,555,763           --       85,072,307             --
                                                         ------------   ------------   ------------    -----------
End of period (including undistributed (over
 distributed) net investment
 income of $2,717,755, $308,689, $774,686
 and $(5,765), respectively) .........................   $378,707,307   $253,555,763   $155,202,018   $ 85,072,307
                                                         ============   ============   ============   ============

+ Commencement of operations

See notes to financial statements

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                                                              CITISELECT FOLIO 200             CITISELECT FOLIO 300
                                                         ------------------------------   -------------------------------
                                                            SIX MONTHS    JUNE 17, 1996+     SIX MONTHS      JUNE 17, 1996+
                                                               ENDED            TO             ENDED              TO
                                                          JUNE 30, 1997   DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,
                                                           (UNAUDITED)        1996           (UNAUDITED)         1996
                                                         ------------     ------------       ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD .................       $10.50           $10.00            $10.66          $10.00
                                                             ------           ------             ------         ------

INCOME FROM OPERATIONS:
Net investment income ................................        0.160            0.128             0.130           0.088
Net realized and unrealized gain on investments ......        0.350            0.506             0.565           0.671
                                                             ------           ------            ------          ------
 Total from operations ...............................        0.510            0.634             0.695           0.759
                                                             ------           ------            ------          ------

LESS DISTRIBUTIONS FROM:
 Net investment income ...............................       (0.007)          (0.112)           (0.002)         (0.075)
 Net realized gain on investments.....................       (0.023)          (0.022)           (0.023)         (0.024)
 In excess of net income .............................           --               --                --              --
 In excess of realized gains on investments ..........           --               --                --              --
                                                             ------           ------            ------          ------
Total distributions ..................................       (0.030)          (0.134)           (0.025)         (0.099)
                                                             ------           ------            ------          ------
Net Asset Value end of period ........................       $10.98           $10.50            $11.33          $10.66
                                                             ======           ======            ======          ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ............     $131,143         $102,775          $276,276        $195,428
Ratio of expenses to average net assets (A) ..........        1.50% *          1.50% *           1.50% *          1.50% *
Ratio of net investment income to average net assets .        2.94% *          2.84% *           2.48% *          2.38% *
Total return .........................................        4.87% **         6.38% **          6.52% **         7.61% **

  Note: If Agents of the Funds and the Agents of Asset Allocation Portfolios had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income (loss) per share ...............       $0.157           $0.076            $0.129          $0.060
Ratios:
Expenses to average net assets (A)....................        1.80%*           2.66%*            1.52%*          2.26%*
Net investment income to average net assets ..........        2.64%*           1.68%*            2.46%*          1.62%*

(A) Includes allocated expenses for the period indicated, for CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and
CitiSelect Folio 500 share of Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 4000 and
Asset Allocation Portfolio 500, respectively.

  * Annualized
 ** Not annualized
  + Commencement of operations
See notes to financial statements

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  (CONTINUED)
-------------------------------------------------------------------------------

                                                              CITISELECT FOLIO 400             CITISELECT FOLIO 500
                                                          ------------------------------   ------------------------------
                                                            SIX MONTHS    JUNE 17, 1996+     SIX MONTHS    SEPT. 3, 1996+
                                                              ENDED            TO              ENDED             TO
                                                          JUNE 30, 1997    DECEMBER 31,     JUNE 30, 1997   DECEMBER 31,
                                                           (UNAUDITED)        1996           (UNAUDITED)       1996
                                                          -------------  --------------    --------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD .................       $10.82           $10.00            $10.69        $10.00
                                                             ------           ------            ------        ------

INCOME FROM OPERATIONS:
Net investment income ................................        0.087            0.042             0.059         0.019
Net realized and unrealized gain on investments ......        0.773            0.841             0.991         0.701
                                                             ------           ------            ------        ------
 Total from operations ...............................        0.860            0.883             1.050         0.720
                                                             ------           ------            ------        ------

LESS DISTRIBUTIONS FROM:
 Net investment income ...............................       (0.003)          (0.029)              --         (0.019)
 Net realized gain on investments ....................       (0.027)          (0.034)              --             --
 In excess of net income .............................           --               --               --         (0.001)
 In excess of realized gains on investments ..........           --               --               --         (0.010)
                                                             ------           ------           ------         ------
Total distributions ..................................       (0.030)          (0.063)              --         (0.030)
                                                             ------           ------           ------         ------
Net Asset Value end of period ........................       $11.65           $10.82           $11.74         $10.69
                                                             ======           ======           ======         ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ............     $378,707         $253,556         $155,202        $85,072
Ratio of expenses to average net assets (A) ..........        1.75% *          1.75% *          1.75% *        1.75% *
Ratio of net investment income to average net assets .        1.59% *          1.39% *          1.31% *        1.09% *
Total return .........................................        7.95% **         8.84% **         9.82% **       7.20% **
  Note: If Agents of the Funds and the Agents of Asset Allocation Portfolios had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income (loss) per share ...............       $0.087           $0.028           $0.058         $0.001
Ratios:
Expenses to average net assets (A)....................        1.75%*           2.20%*           1.91%*         2.80%*
Net investment income to average net assets ..........        1.59%*           0.93%*           1.15%*         0.04%*
(A) Includes allocated expenses for the period indicated, for CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and
CitiSelect Folio 500 share of Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and
Asset Allocation Portfolio 500, respectively.
  * Annualized
 ** Not annualized
  + Commencement of operations
See notes to financial statements

CITISELECT PORTFOLIOS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
     CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 (individually, the "Fund", or collectively, the "Funds") are each a separate series of Landmark Funds 1 (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each invest all of their investable assets in Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500, respectively (the "Portfolios"). Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios. Landmark Funds Broker-Dealer Servicies, Inc. ("LFBDS") acts as each Fund's Sub-Administrator and Distributor.

     The CitiSelect Folio 200 seeks to achieve the Fund's investment objective of high total return over time consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities by investing all of its investable assets in the Asset Allocation Portfolio 200, an open-end, diversified management investment company having the same investment objectives and policies and substantially the same restrictions as CitiSelect Folio 200. The value of such investment reflects CitiSelect Folio 200's proportionate interest (approximately 98.8% at June 30,
1997) in the net assets of the Asset Allocation Portfolio 200.

     CitiSelect Folio 300 seeks to achieve the Fund's investment objective of high total return over time consistent with a balanced emphasis on equity and fixed income securities by investing all of its investable assets in Asset Allocation Portfolio 300, an open-end, diversified management investment company having the same investment objectives and policies and substantially the same restrictions as the CitiSelect Folio 300. The value of such investment reflects CitiSelect Folio 300's proportionate interest (approximately 98.4% at June 30,
1997) in the net assets of the Asset Allocation Portfolio 300.

     CitiSelect Folio 400 seeks to achieve the Fund's investment objective of high total return over time consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities by investing all of its investable assets in Asset Allocation Portfolio 400, an open-end, diversified management investment company having the same investment objectives and policies and substantially the same restrictions as the CitiSelect Folio
400. The value of such investment reflects the CitiSelect Folio 400's proportionate interest (approximately 98.5% at June 30, 1997) in the net assets of the Asset Allocation Portfolio 400.

     CitiSelect Folio 500 seeks to achieve the Fund's investment objective of high total return over time consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities by investing all of its investable assets in Asset Allocation Portfolio 500, an open-end, diversified management investment company having the same investment objectives and policies and substantially the same restrictions as the CitiSelect Folio
500. The value of such investment reflects CitiSelect Folio 500's proportionate interest (approximately 99.3% at June 30, 1997) in the net assets of the Asset Allocation Portfolio 500.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolios, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     The significant accounting policies consistently followed by the Funds are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME -- Each Fund earns income, net of Portfolio expenses, daily based on its investment in each Portfolio. Additionally, each Fund reclaims it pro rata position of recoverable foreign taxes on dividends.

C. FEDERAL TAXES -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions.
Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds or series are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund. A Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in that Portfolio.

E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

F. OTHER -- All the net investment income, realized and unrealized gain and loss of the Portfolios are allocated pro rata, based on respective ownership interests, among the Funds and the other investors in a Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

(2) MANAGEMENT FEES
     Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. LFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and LFBDS.

     The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of each of the Funds' average daily net assets.

     The management fee paid to Citibank for CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 amounted to $59,156, $118,373, $157,615, and $59,751 of which $35,905, $22,760, $0, and $5,990, respectively was voluntarily waived for the six months ended June 30, 1997. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

(3) DISTRIBUTION FEES
     Each of the Funds has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.50% of each Fund's average daily net assets which amounted to $295,779, $591,866, $988,075 and $298,755 for CitiSelect Folio 200, CitiSelect
Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500, respectively.

(4) INVESTMENT TRANSACTIONS
     Increases and decreases in the Funds' investment in their Portfolios for the six months ended June 30, 1997, were as follows:

                                                      INCREASE        DECREASE
CitiSelect Folio 200 ..............................  $ 30,045,890    $7,009,943
CitiSelect Folio 300 ..............................  $ 68,198,223    $2,231,239
CitiSelect Folio 400 ..............................  $106,831,399    $3,613,606
CitiSelect Folio 500 ..............................  $ 59,090,987    $1,540,068

(5) SHARES OF BENEFICIAL INTEREST
     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

CITISELECT FOLIO 200
--------------------
                                                    SIX MONTHS    JUNE 17, 1996+
                                                      ENDED            TO
                                                   JUNE 30, 1997   DECEMBER 31,
                                                    (UNAUDITED)       1996
                                                    ----------    ----------
Shares sold ......................................   4,404,411    10,551,539
Shares reinvested ................................      30,174        86,538
Shares repurchased ...............................  (2,276,912)     (853,833)
                                                    ----------    ----------
Net increase .....................................   2,157,673     9,784,244
                                                    ==========    ==========

CITISELECT FOLIO 300
--------------------
                                                    SIX MONTHS    JUNE 17, 1996+
                                                      ENDED            TO
                                                   JUNE 30, 1997   DECEMBER 31,
                                                    (UNAUDITED)       1996
                                                    ----------    ----------
Shares sold ......................................   8,630,274    19,201,036
Shares reinvested ................................      53,100       142,587
Shares repurchased ...............................  (2,648,989)   (1,003,686)
                                                    ----------    ----------
Net increase .....................................   6,034,385    18,339,937
                                                    ==========    ==========

CITISELECT FOLIO 400
--------------------
                                                    SIX MONTHS    JUNE 17, 1996+
                                                      ENDED            TO
                                                   JUNE 30, 1997   DECEMBER 31,
                                                    (UNAUDITED)       1996
                                                    ----------    ----------
 Shares sold .....................................  12,300,040    24,716,079
 Shares reinvested ...............................      83,062       127,805
 Shares repurchased ..............................  (3,295,242)   (1,418,592)
                                                    ----------    ----------
 Net increase ....................................   9,087,860    23,425,292
                                                    ==========    ==========

CITISELECT FOLIO 500
------------------
                                                    SIX MONTHS    SEPT. 3, 1996+
                                                      ENDED            TO
                                                   JUNE 30, 1997   DECEMBER 31,
                                                    (UNAUDITED)       1996
                                                    ----------    ----------
Shares sold ......................................   6,354,513     8,228,228
Shares reinvested ................................        --          20,792
Shares repurchased ...............................  (1,094,221)     (291,124)
                                                    ----------    ----------
Net increase .....................................   5,260,292     7,957,896
                                                    ==========    ==========
+Commencement of operations

ASSET ALLOCATION PORTFOLIO 200
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)



ISSUER                                                      SHARES       VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH--6.5%

--------------------------------------------------------------------------------
COMMON STOCKS - 6.4%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.5%
E I du Pont de Nemours & Co.(++)....................         3,025    $  190,197
Illinois Tool Works ................................         3,165       158,052
Kimberly Clark Corp. ...............................         2,030       100,993
Nucor Corp. ........................................         1,445        81,643
Praxair ............................................         2,405       134,680
                                                                      ----------
                                                                         665,565
                                                                      ----------
CAPITAL GOODS - 0.7%
Applied Materials* .................................         1,295        91,702
Deere & Co.(++) ....................................         3,555       195,081
Emerson Electric Co. ...............................         2,150       118,384
General Electric Co. ...............................         5,950       388,981
Ucar Int'l Inc.* ...................................         1,630        74,573
                                                                      ----------
                                                                         868,721
                                                                      ----------
CONSUMER BASICS - 2.3%
Abbott Labs ........................................         3,095       206,591
Clorox Co. .........................................         1,035       136,620
Coca Cola Co. ......................................         4,950       334,125
Colgate Palmolive Co. ..............................         3,860       251,865
Gillette Co. .......................................         2,185       207,029
Health Management Association* .....................         4,360       124,260
Johnson & Johnson ..................................         3,210       206,644
Lilly Eli & Co. ....................................         1,325       144,839
Merck & Co. ........................................         1,515       156,803
PepsiCo ............................................         5,770       216,736
Pfizer Inc. ........................................         1,700       203,150
Philip Morris Cos. Inc.(++) ........................         5,905       262,034
Procter & Gamble Co. ...............................         1,300       183,625
Schering Plough Corp. ..............................         3,125       149,609
Warner Lambert Co. .................................         1,545       191,966
                                                                      ----------
                                                                       2,975,896
                                                                      ----------
CONSUMER DURABLES - 0.1%
Leggett & Platt Inc. ...............................         1,840        79,120
Sherwin Williams Co. ...............................         3,460       106,828
                                                                      ----------
                                                                         185,948
                                                                      ----------
CONSUMER NON-DURABLES - 0.5%
Consolidated Stores* ...............................         4,581       159,197
Gap Inc. ...........................................         2,210        85,914
Home Depot .........................................         1,340        92,376
Kohls Corp.* .......................................         2,885       152,725
Walgreen Co. .......................................         3,665       196,536
                                                                      ----------
                                                                         686,748
                                                                      ----------
CONSUMER SERVICES - 0.2%
Carnival Corp. .....................................         3,195       131,794
Walt Disney Co. ....................................         1,475       118,369
                                                                      ----------
                                                                         250,163
                                                                      ----------
FINANCE - 0.7%
American International Group Inc. ..................         1,060       158,338
Chubb Corp.(++) ....................................         1,910       127,731
Federal National Mortgage Association(++) ..........         2,010        87,686
Norwest Corp. ......................................         1,605        90,281
State Street Boston Corp. ..........................         2,240       103,599
Travelers Group Inc. ...............................         2,905       183,197
Zions Bancorp ......................................         3,165       119,083
                                                                      ----------
                                                                         869,915
                                                                      ----------
GENERAL BUSINESS - 0.5%
Automated Data Processing Inc. .....................         3,365       158,155
First Data Corp. ...................................         2,885       126,760
Gannett Inc. .......................................         2,345       231,568
Interpublic Group Cos. Inc. ........................         2,110       129,369
Service Corp. International ........................         3,460       113,748
                                                                      ----------
                                                                         759,600
                                                                      ----------
TECHNOLOGY - 0.9%
Compaq Computer Corp.*(++) .........................           775        76,919
Hewlett Packard Co. ................................         1,700        95,200
Intel Corp. ........................................         1,330       188,611
Microsoft Corp.* ...................................         2,730       345,003
Motorola Inc. ......................................         1,115        84,740
Perkin Elmer Corp. .................................         2,230       177,424
Xerox Corp. ........................................         2,450       193,244
                                                                      ----------
                                                                       1,161,141
                                                                      ----------
TOTAL COMMON STOCKS ..............................................     8,423,697
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.1%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................       153,143
                                                                      ----------
TOTAL LARGE CAP GROWTH ...........................................     8,576,840
                                                                      ----------

LARGE CAP VALUE--6.5%
--------------------------------------------------------------------------------
COMMON STOCKS -- 6.4%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.5%
Cabot Corp. ........................................         2,000        56,750
Dow Chemical Co. ...................................           700        60,988
E I du Pont de Nemours & Co.(++) ...................         1,400        88,025
FMC Corp.* .........................................         1,400       111,213
Great Lakes Chemical Corp. .........................         2,800       146,650
IMC Global Inc. ....................................         1,200        42,000
Premark International Inc. .........................         1,700        45,475
Rohm & Haas Co. ....................................         1,100        99,069
Westvaco Corp. .....................................         1,400        44,013
                                                                      ----------
                                                                         694,183
                                                                      ----------
CAPITAL GOODS - 0.7%
Arrow Electronics Inc. .............................           800        42,498
Caterpillar Inc. ...................................           700        75,163
Cummins Engine Inc. ................................         3,900       275,194
Deere & Co.(++) ....................................           900        49,388
Harnischfeger Industries Inc. ......................         3,000       124,500
Kennametal Inc. ....................................         2,300        98,900
Parker Hannifin Corp. ..............................         1,700       103,169
Tecumseh Products Co. ..............................         2,100       125,736
                                                                      ----------
                                                                         894,548
                                                                      ----------
CONSUMER BASICS - 0.7%
Bergen Brunswig Corp. ..............................         3,125        87,109
Columbia /HCA Healthcare Corp.......................         1,800        70,762
IBP Inc. ...........................................         2,700        62,774
Mallinckrodt Inc. ..................................         2,000        76,000
Maxicare Health Plans Inc.* ........................         1,900        42,513
Nellcor Puritan Bennett Inc.* ......................         5,000        90,625
Philip Morris Cos. Inc.(++) ........................         4,800       213,000
RJR Nabisco Holdings Corp. .........................         4,200       138,600
Tupperware Corp. ...................................         2,000        73,000
Universal Foods Corp. ..............................         2,300        87,688
                                                                      ----------
                                                                         942,071
                                                                      ----------
CONSUMER DURABLE GOODS - 0.6%
Dana Corp. .........................................         1,800        68,400
Eaton Corp. ........................................         1,300       113,506
Ford Motor Co. Del .................................         6,800       256,700
General Motors Corp. ...............................         2,500       139,219
Goodyear Tire and Rubber ...........................         3,200       202,600
                                                                      ----------
                                                                         780,425
                                                                      ----------
CONSUMER NON-DURABLES - 0.4%
Russell Corp. ......................................         2,100        62,212
Springs Industries Inc. ............................         1,700        89,674
Talbots Inc. .......................................         2,900        98,600
Toys "R" Us Inc.* ..................................         2,900       101,500
V F Corp. ..........................................         1,400       118,650
                                                                      ----------
                                                                         470,636
                                                                      ----------
CONSUMER SERVICES - 0.1%
AMR Corp. Del.* ....................................           900        83,250
UAL Corp.* .........................................         1,000        71,562
                                                                      ----------
                                                                         154,812
                                                                      ----------
ENERGY - 0.5%
Amoco Corp. ........................................         1,200       104,325
Atlantic Richfield Co. .............................         1,400        98,700
British Petroleum PLC ..............................         1,500       112,313
Mapco Inc. .........................................         2,500        78,750
Phillips Petroleum Ce ..............................         1,700        74,375
Repsol .............................................         2,100        89,119
Ultra Mar Diamond Shamrock .........................         1,800        58,725
YPF Sociedad Anonima ...............................         3,200         8,400
                                                                      ----------
                                                                         714,707
                                                                      ----------
FINANCE - 1.4%
Aegon ..............................................           738        51,706
Allstate Corp. .....................................         1,600       116,800
American General Corp. .............................         1,600        76,400
Bank of New York Inc. ..............................         2,000        87,000
Capital One Financial Corp. ........................         2,300        86,825
Case Corp. .........................................         3,000       206,625
Chase Manhattan Corp. ..............................         1,500       145,594
Chubb Corp.(++) ....................................           900        60,188
Crestar Financial Corp. ............................           900        34,988
Everest Reinsurance Holdings .......................         2,700       106,988
Federal Home Loan Mortgage Corp. ...................         1,100        37,813
Federal National Mortgage Association(++) ..........         1,600        69,800
First Union Corp. ..................................           900        83,250
Foundation Health Systems* .........................         3,150        95,484
Mellon Bank Corp. ..................................         1,700        76,713
Old Republic International Corp. ...................         2,400        72,750
Reliastar Financial Corp. ..........................         1,200        87,750
Republic NY Corp. ..................................           800        86,000
Signet Banking Corp. ...............................         1,800        64,800
Tig Holdings Inc. ..................................         1,600        50,000
Torchmark Inc. .....................................           300        21,375
Transatlantic Holdings Inc. ........................           700        69,475
                                                                      ----------
                                                                       1,788,324
                                                                      ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. .......................................         2,400        46,650
Standard Register ..................................         1,100        33,688
                                                                      ----------
                                                                          80,338
                                                                      ----------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. ..............................         4,500       212,625
Dillards Inc. ......................................         2,000        69,250
Hartford Financial Services Group ..................           900        74,475
Providian Financial Corp. ..........................         1,700        54,613
                                                                      ----------
                                                                         410,963
                                                                      ----------
SHELTER - 0.1%
Owens Corning ......................................         2,000        86,250
                                                                      ----------

TECHNOLOGY - 0.7%
Beckman Industries Inc. ............................         2,800       135,100
Compaq Computer Corp.*(++) .........................         1,000        99,250
International Business Machines ....................         2,600       234,488
Raytheon Co. .......................................         1,300        66,300
Seagate Technology* ................................         3,400       119,638
Stratus Computer Inc.* .............................           500        25,000
Tektronix Inc. .....................................         1,600        96,000
TRW Inc. ...........................................         1,700        96,581
Western Digital Corp.* .............................         3,200       101,200
                                                                      ----------
                                                                         973,557
                                                                      ----------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe .......................           800        71,900
CSX Corp. ..........................................         1,100        61,050
                                                                      ----------
                                                                         132,950
                                                                      ----------
UTILITIES - 0.2%
Central ME Power Co. ...............................         1,600        19,800
Cinergy Corp. ......................................         1,100        38,294
DTE Energy Co. .....................................         1,800        49,724
Duke Power Co. .....................................           939        45,013
El Paso Natural Gas Co. ............................         1,200        66,000
Entergy Corp. ......................................         1,800        49,274
GPU Inc. ...........................................         1,600        57,400
                                                                      ----------
                                                                         325,505
                                                                      ----------
TOTAL COMMON STOCKS ..............................................     8,449,269
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................       175,173
                                                                      ----------
TOTAL LARGE CAP VALUE ............................................     8,624,442
                                                                      ----------

SMALL CAP GROWTH--7.9%
--------------------------------------------------------------------------------
COMMON STOCKS--7.5%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.3%
Central Packing Corp. ..............................         6,720       233,940
OM Group Inc. ......................................         4,620       153,038
                                                                      ----------
                                                                         386,978
                                                                      ----------
CAPITAL GOODS - 0.2%
Hardinge Bros. Inc. ................................         7,710       225,518
                                                                      ----------

CONSUMER BASICS - 1.5%
Cytyc Corp.* .......................................         9,030       244,939
General Cigar Holdings Inc.* .......................         7,250       213,422
Human Gendme Sciences Inc.* ........................         4,520       150,290
Occusystems Inc.* ..................................         6,510       188,790
Parexel International Corp.* .......................         9,650       306,388
Performance Food Group Co.* ........................         9,500       199,500
Renal Treatment Centers Inc.* ......................         7,880       211,775
Suiza Foods Corp.* .................................         7,040       288,640
Worthington Foods Inc. .............................         9,660       236,670
                                                                      ----------
                                                                       2,040,414
                                                                      ----------
CONSUMER DURABLES - 0.3%
Miller Industries Inc.* ............................        16,270       260,320
Tower Automotive Inc.* .............................         3,890       167,270
                                                                      ----------
                                                                         427,590
                                                                      ----------
CONSUMER NON-DURABLES - 0.4%
Henry Schein Inc.* .................................         6,620       206,875
Men's Wearhouse Inc.* ..............................         4,940       155,610
Wilmar Industries Inc.* ............................         4,350       106,031
                                                                      ----------
                                                                         468,516
                                                                      ----------
CONSUMER SERVICES - 0.4%
Premier Pks Inc.* ..................................         6,410       236,369
Regal Cinemas Inc.* ................................         7,860       259,380
                                                                      ----------
                                                                         495,749
                                                                      ----------
ENERGY - 0.5%
Dawson Production Services Inc.* ...................        15,600       218,400
Forcenergy Inc.* ...................................         7,410       225,079
Lomak Pete Inc. ....................................        10,140       180,619
                                                                      ----------
                                                                         624,098
                                                                      ----------
FINANCE - 0.3%
Allied Group Inc. ..................................         5,570       211,660
Metris Companies Inc. ..............................         3,470       113,858
                                                                      ----------
                                                                         325,518
                                                                      ----------
GENERAL BUSINESS - 1.7%
Abacus Direct Corp.* ...............................         9,130       296,725
Equity Corp. International* ........................        10,080       243,810
Executive Risk Inc. ................................         3,830       199,160
Heftel Broadcasting Corp.* .........................         4,830       266,858
Lamar Advertising Co.* .............................         9,350       238,425
Metro Networks Inc.* ...............................         9,090       220,433
Profit Recovery Group Intl Inc.* ...................         3,500        48,563
Registry Inc.* .....................................         4,410       202,860
Snyder Communications Inc.* ........................         8,040       216,578
Whittman Hart Inc.* ................................        10,290       289,406
                                                                      ----------
                                                                       2,222,818
                                                                      ----------
MISCELLANEOUS - 1.0%
Gray Communications Systems Inc. ...................           900        18,788
Integrated Living Communities Inc.*.................        14,800       170,200
Melita International Corp.* ........................        12,290       153,625
NFO Research Inc.* .................................         4,570       113,108
Pierce Leahy Corp.* ................................           200         3,600
Rental Service Corp. ...............................        10,450       274,313
Sirrom Cap Corp. ...................................         5,620       193,890
Suburban Lodges America Inc.*.......................        11,870       249,270
Synthetic Industries Inc.* .........................         2,730        57,670
Xionics Document Technologies*......................         9,110       134,372
                                                                      ----------
                                                                       1,368,836
                                                                      ----------
TECHNOLOGY - 0.8%
Activision Inc.* ...................................        13,750       197,656
CDW Computer Ctrs. Inc.* ...........................         2,730       144,860
Claremont Technology Group Inc.*....................         9,510       225,862
E Trade Group Inc.* ................................         8,630       169,364
Periphonics Corp.* .................................         9,770       210,054
Pure Atria Corp.* ..................................         8,950       126,418
                                                                      ----------
                                                                       1,074,214
                                                                      ----------
TRANSPORTION - 0.1%
Eagle U.S.A. Airfreight Inc.* ......................         7,040       190,960
                                                                      ----------
TOTAL COMMON STOCKS ..............................................     9,851,209
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.4%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................       567,316
                                                                      ----------
TOTAL SMALL CAP GROWTH ...........................................    10,418,525
                                                                      ----------
SMALL CAP VALUE--8.7%
--------------------------------------------------------------------------------
COMMON STOCKS--8.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.5%
Atchenson Casting Corp.* ...........................         2,500        41,563
Carpenter Technology Corp. .........................         1,900        86,925
Keystone Consolidated Inds. Inc.* ..................        27,700       301,238
Oil Dri Corp. America ..............................        14,000       224,875
                                                                      ----------
                                                                         654,601
                                                                      ----------
CAPITAL GOODS - 1.5%
American Buildings Co.* ............................         8,000       216,000
Astec Industries Inc.* .............................         1,000        12,438
Astro Medical Inc. .................................         1,000         8,813
Cognex Corp.* ......................................        10,000       265,000
Commercial Intertech Corp. .........................        14,600       203,488
D.R. Horton Inc.* ..................................        30,100       312,288
Esco Electronics Corp.* ............................        26,000       328,250
Global Industries Technologies Inc.* ...............         5,300       108,650
JLG Industries Inc. ................................        16,000       218,000
United Industrial Corp. ............................        44,800       400,400
                                                                      ----------
                                                                       2,073,327
                                                                      ----------
CONSUMER BASICS - 1.3%
Ekco Group Inc.* ...................................        64,300       373,744
Matrix Pharmaceuticals* ............................        26,800       179,225
MMI Cosmetics Inc. .................................         9,000       235,125
Nash Finch Co. .....................................         4,400        97,350
RLI Corp. ..........................................         4,400       160,325
Schultz Sav O Stores Inc. ..........................         6,500       115,375
Schweitzer Mauduit Intl. Inc. ......................         6,000       225,000
Standard Commercial Corp. ..........................        12,071       209,734
Stanhome Inc. ......................................         5,500       180,813
                                                                      ----------
                                                                       1,776,691
                                                                      ----------
CONSUMER DURABLE GOODS - 0.6%
Coachmen Industries Inc. ...........................        11,000       188,375
Flexsteel Industries Inc. ..........................         4,500        52,875
Haskel International Inc. ..........................         9,000       108,000
Oshkosh Truck Corp. ................................        13,400       190,950
West Inc. ..........................................         7,900       226,138
                                                                      ----------
                                                                         766,338
                                                                      ----------
CONSUMER NON-DURABLES - 0.3%
Cato Corp. .........................................           700         3,806
Haverty Furniture Cos. Inc. ........................         1,500        18,750
Little Switzerland Inc.* ...........................        30,000       180,000
Syms Corp.* ........................................        15,000       149,063
                                                                      ----------
                                                                         351,619
                                                                      ----------
CONSUMER SERVICES - 0.3%
Aztar Corp.* .......................................        34,500       243,656
Cannondale Corp.* ..................................         6,000       106,500
                                                                      ----------
                                                                         350,156
                                                                      ----------
ENERGY - 0.0%
Atwood Oceanics Inc.* ..............................           200        13,400
                                                                      ----------
FINANCE - 1.6%
Allied Life Finl Corp. .............................         2,000        39,500
APS Holdings Corp.* ................................         2,400        21,000
Bank Plus Corp.* ...................................         8,000        87,000
BankAtlantic Bancorp Inc. ..........................         6,000        84,750
BankAtlantic Bancorp Inc. Class A ..................         7,875       110,250
Chartwell Re. Corp. ................................         1,200        36,000
Downey Financial Corp. .............................         8,662       204,640
Everen Capital Corp. ...............................           500        15,594
Farm Family Holdings Inc.* .........................         6,700       186,763
FBL Financial Group Inc. ...........................         4,000       151,000
Financial Securities Assurance Holdings Ltd.........         6,000       233,625
Flagstar Bancorp Inc................................        14,000       227,500
GA Financial Inc. ..................................         6,000       114,000
Guaranty National Corp. ............................        10,000       240,000
Harleysville Group Inc. ............................           700        26,513
Homeside Inc.* .....................................        10,700       234,063
Presidential Life Corp. ............................         2,500        48,438
Redfed Bancorp Inc.* ...............................         4,600        75,325
                                                                      ----------
                                                                       2,135,961
                                                                      ----------
GENERAL BUSINESS - 0.2%
Devon Group Inc.* ..................................         2,300        82,225
Ennis Business Forms Inc. ..........................        25,000       240,625
                                                                      ----------
                                                                         322,850
                                                                      ----------
MISCELLANEOUS - 0.4%
Commonwealth Industries Inc. .......................           100         2,038
Durco International Inc. ...........................        10,300       301,275
Spacehab Inc.* .....................................         6,800        60,350
Spectralink Corp. ..................................         8,000        45,000
Symons International Group Inc.*....................         5,100        77,775
Wilshire Financial Svcs. Group Inc..................         2,000        32,500
                                                                      ----------
                                                                         518,938
                                                                      ----------
SHELTER - 1.1%
Ameron International Corp. .........................         2,600       147,225
Beazer Homes USA Inc.* .............................        17,000       272,000
Belmont Homes Inc.* ................................         3,300        22,688
Butler Mfg. Co. Del ................................         4,200       139,125
Morgan Products Ltd.* ..............................        37,000       277,500
Patrick Industries Inc. ............................         1,900        31,350
Ryland Group Inc. ..................................        20,000       282,500
Southern Energy Homes Inc.* ........................         4,600        41,975
US Homes Corp.* ....................................         7,900       209,844
                                                                      ----------
                                                                       1,424,207
                                                                      ----------
TECHNOLOGY - 0.3%
Advanced Logic Research Inc.* ......................         7,000       107,188
Analysis & Technology Inc. .........................         1,700        27,041
Mapinfo Corp.* .....................................         3,100        30,225
Premenos Technology Corp.* .........................         6,000        51,000
Symantec Corp.* ....................................         9,300       181,350
                                                                      ----------
                                                                         396,804
                                                                      ----------
TRANSPORTATION - 0.2%
Fritz Companies Inc.* ..............................        18,900       183,091
Kenan Transportation Co. ...........................         4,000        79,000
                                                                      ----------
                                                                         262,091
                                                                      ----------
TOTAL COMMON STOCKS ..............................................    11,046,983
                                                                      ----------

                                                         PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
FIXED INCOME - 0.1%
--------------------------------------------------------------------------------
BankAtlantic Bancorp Inc. 6.75% due 7/01/06 ........      $10,000         14,150
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................       394,395
                                                                      ----------
TOTAL SMALL CAP VALUE ............................................    11,455,528
                                                                      ----------

INTERNATIONAL EQUITY--7.5%                                 SHARES
--------------------------------------------------------------------------------
COMMON STOCKS--7.2%
--------------------------------------------------------------------------------
AUSTRIA - 0.1%
Bohler Uddeholm ....................................         1,519       117,794
                                                                      ----------
AUSTRALIA - 0.4%
Australia & New Zealand Bank Group .................        29,600       221,465
Pioneer International Ltd. .........................        39,743       153,783
Quantas Airways ....................................        38,813        90,932
                                                                      ----------
                                                                         466,180
                                                                      ----------
CANADA - 0.3%
Bank N S Halifax ...................................         2,609       114,301
Canadian Imperial Bank Toronto .....................         4,041       101,833
Imasco Ltd. ........................................         5,161       149,491
Noranda Inc. .......................................         4,405        94,898
                                                                      ----------
                                                                         460,523
                                                                      ----------
FINLAND - 0.2%
Rauma Oy ...........................................         2,158        49,454
UPM Kymmene Oy .....................................         7,248       167,495
                                                                      ----------
                                                                         216,949
                                                                      ----------
FRANCE - 0.4%
Elf Aquitaine ......................................           640        69,046
Lafarge ............................................         2,750       171,036
Pernod Ricard ......................................         2,850       146,945
Usinor Sacilor .....................................         8,613       155,356
                                                                      ----------
                                                                         542,383
                                                                      ----------
GERMANY - 0.2%
Buderus AG .........................................            90        49,538
Commerzbank AG .....................................         5,587       158,247
                                                                      ----------
                                                                         207,785
                                                                      ----------
GREAT BRITAIN - 1.7%
Abbey National .....................................        13,082       178,641
Allied Domecq PLC ..................................        19,400       139,566
Bat Industries .....................................        15,961       142,867
British Gas ........................................         8,000        29,309
BTR ................................................        49,275       168,629
Coats Viyella ......................................        71,000       148,978
Commercial Union ...................................        11,188       117,657
Energy Group .......................................         7,844        83,731
Hanson .............................................        27,706       137,494
Harrison & Crosfield ...............................        66,770       122,311
Hillsdown Holdings .................................        29,729        83,916
Hyder ..............................................        10,919       147,286
Lex Service ........................................        20,900       131,388
Powergen ...........................................        12,872       153,051
Redland ............................................        23,327       132,078
Safeway ............................................        19,356       112,012
Tate & Lyle ........................................        20,100       149,455
                                                                      ----------
                                                                       2,178,369
                                                                      ----------
HONG KONG - 0.5%
China Light & Power ................................        10,500        59,498
Dickson Concept Industries .........................        22,000        80,080
Hang Lung Development Co. ..........................        35,635        65,315
Hong Kong Telecomm .................................        46,800       111,755
HSBC Holdings ......................................         2,316        69,654
Manhattan Card Co. .................................       252,490       114,882
New World Development Co. ..........................        14,790        88,198
Sth China Morn Post ................................        79,486        77,975
                                                                      ----------
                                                                         667,357
                                                                      ----------
IRELAND - 0.1%
Smurfit ............................................         7,401       166,858
                                                                      ----------
ITALY - 0.1%
Danieli & Co. ......................................         7,205        25,224
Eni Spa ............................................        24,000       135,917
                                                                      ----------
                                                                         161,141
                                                                      ----------
JAPAN - 1.1%
Koito Mfg. Co. .....................................        14,000       106,997
MOS Food Services ..................................        10,000       184,959
Nichicon Corp. .....................................        14,000       189,327
Nintendo Co. .......................................         1,800       150,759
Promise Co. ........................................         3,200       183,144
Sekisui Chemical ...................................        16,000       161,926
Sony Corp. .........................................         1,400       122,021
Suzuki Motor Corp. .................................        18,000       227,709
Yodogawa Steelworks ................................        21,000       128,250
                                                                      ----------
                                                                       1,455,092
                                                                      ----------

MALAYSIA - 0.2%
Arab Malaysian Finance .............................        42,000        89,025
Bolton Properties ..................................        56,000        79,873
Kedah Cement Holdings ..............................        15,000        23,415
Malaysian International Shipping ...................         1,000        80,448
                                                                      ----------
                                                                         272,761
                                                                      ----------

NETHERLANDS - 0.5%
ABN Amro Holdings NV ...............................         8,817       164,401
Akzo Nobel NV ......................................           950       130,190
Hollandsche Beton ..................................           554       126,357
Ing Groep NV .......................................         3,119       143,802
Kon PTT Nederland ..................................         3,510       137,689
                                                                      ----------
                                                                         702,439
                                                                      ----------

NEW ZEALAND - 0.1%
Fletcher Challenge(Building) .......................        17,249        51,903
Fletcher Challenge(Paper) ..........................           690           983
                                                                      ----------
                                                                          52,886
                                                                      ----------

NORWAY - 0.2%
Kvaerner ASA .......................................         2,315       140,083
Nycomed ............................................         8,410       120,483
                                                                      ----------
                                                                         260,566
                                                                      ----------

SPAIN - 0.3%
Banco Santander SA .................................         6,480       199,655
Repsol SA ..........................................         4,285       181,170
                                                                      ----------
                                                                         380,825
                                                                      ----------

SWEDEN - 0.1%
Electrolux AB ......................................         1,200        86,561
Marieberg Tidnings .................................         3,483        86,450
                                                                      ----------
                                                                         173,011
                                                                      ----------

SWITZERLAND - 0.6%
Forbo Hldg .........................................           292       126,000
Nestle SA ..........................................           129       170,173
Schw Ruckversicher .................................           155       219,229
Sig Schw Ind HG AG .................................            44       133,356
Sulzer AG ..........................................           190       162,670
                                                                      ----------
                                                                         811,428
                                                                      ----------

UNITED STATES - 0.1%
Jardine Matheson ...................................        25,500       181,050
                                                                      ----------

TOTAL COMMON STOCKS ..............................................     9,475,397
                                                                      ----------
--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
Bolton Properties Sub. Ord. Exp. 9/15/01 ...........         1,500           731
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/1/97(+) .............................................       406,051
                                                                      ----------
TOTAL INTERNATIONAL EQUITY .......................................     9,882,179
                                                                      ----------

                                                         PRINCIPAL
                                                          AMOUNT
DOMESTIC FIXED INCOME--25.5%
--------------------------------------------------------------------------------
FIXED INCOME--24.7%
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.5%
Aetna Services Inc. 6.97% due 8/15/36 ..............       $180,000      181,778
Commonwealth Edison Electric Co.
  7.00% due 7/01/05 .................................       578,000      570,763
Detroit Edison Co.
  6.69% due 3/03/17 .................................       300,000      294,108
Jackson National Life Insurance Co.
  8.15% due 3/15/27 .................................       550,000      561,555
Mead Corp.
  6.84% due 3/01/37 .................................       300,000      298,976
                                                                      ----------
                                                                       1,907,180
                                                                      ----------
FOREIGN BONDS - 0.2%
Enersis SA 6.90% due 12/1/06 ........................       300,000      291,384
                                                                      ----------
ASSET BACKED - 3.6%
Atlantic City Electric Co.
  7.01% due 8/02/23 .................................       430,000      431,745
CWMBS Inc.
  7.75% due 3/01/27 .................................       500,000      508,280
Federal Home Loan Mortgage Corp.
  7.75% due 1/15/20 .................................       283,948      285,500
Federal National Mortgage Association
  7.35% due 8/17/21 .................................       550,000      558,937
Federal National Mortgage Association
  6.50% due 8/25/22 .................................       450,000      418,922
G.E. Capital Mortgage Services Inc.
  7.75% due 3/25/27 .................................       199,452      199,608
GMAC Commercial Mortgage Sec. Inc.
  7.22% due 2/15/06 .................................       100,000      101,094
Government National Mortgage Association
  7.25% due 10/16/22 ................................       297,829      298,574
GreenTree Financial Corp.
  7.65% due 4/15/27 .................................       850,000      849,465
GreenTree Financial Corp.
  7.29% due 3/15/28 .................................       300,000      294,375
Merrill Lynch Mortgage Investors Inc.
  6.95% due 6/18/29 .................................       400,000      402,500
Norwest Asset Securities Corp.
  7.50% due 3/15/27 .................................       398,901      399,150
                                                                      ----------
                                                                       4,748,150
                                                                      ----------
MORTGAGE BACKED - 2.6%
Federal Home Loan Mortgage Corp.
  5.50% due 5/31/98 .................................       820,000      810,263
  6.00% due 3/15/09 .................................       323,683      299,355
  6.50% due 7/01/11 .................................       113,861      111,795
  6.50% due 8/01/11 .................................        94,556       92,842
  6.50% due 9/15/22 .................................       805,879      789,254
Federal National Mortgage Associations
  7.00% due 6/01/03 .................................       102,848      103,199
  7.00% due 7/01/03 .................................       350,083      351,175
  6.50% due 5/01/11 .................................       122,073      119,822
  6.50% due 7/01/11 .................................       196,740      193,112
  8.00% due 5/01/26 .................................        32,283       33,029
  8.00% due 6/01/26 .................................       462,292      472,980
                                                                      ----------
                                                                       3,376,826
                                                                      ----------
U. S. TREASURY OBLIGATIONS - 16.8%
United States Treasury Bond
  6.875% due 8/15/25 ................................       250,000      250,938
                                                                      ----------

United States Treasury Notes
  6.00% due 5/31/98 .................................     5,395,000    5,405,089
  6.375% due 5/15/99 ................................     3,700,000    3,718,500
  5.875% due 11/15/99 ...............................       969,000      962,788
  6.50% due 5/31/01 .................................     5,895,000    5,927,245
  6.50% due 5/31/02 .................................     1,060,000    1,064,304
  6.25% due 1/31/02 .................................     1,184,000    1,177,524
  6.875% due 5/15/06 ................................     3,240,000    3,307,327
  6.50% due 10/15/06 ................................       400,000      398,312
                                                                      ----------
                                                                      21,961,089
                                                                      ----------
TOTAL FIXED INCOME ...............................................    32,535,567
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.8%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/1/97(+) .............................................     1,064,871
United States Treasury Bill
 5.18% due 12/11/97 ..............................................        34,181
                                                                      ----------
                                                                       1,099,052
                                                                      ----------
TOTAL DOMESTIC FIXED INCOME ......................................    33,634,619
                                                                      ----------

INTERNATIONAL BOND--31.3%
--------------------------------------------------------------------------------
FIXED INCOME--18.5%
--------------------------------------------------------------------------------
                     CURRENCY
================================================================================
ARGENTINA - 0.3%
Republic of Argentina Bocon
 3.242% due 4/1/01 .................................    ARS  320,000$    389,493
                                                                    ------------
AUSTRALIA- 0.5%
Australia Commonwealth
 9.50% due 8/15/03 .................................    AUD  710,000     611,430
                                                                     -----------
AUSTRIA - 0.1%
Republic of Austria
 7.625% due 10/18/04 ...............................    ATS 1,850,000    170,767
                                                                    ------------
BELGIUM - 0.1%
Belgium (Kingdom)
9.00% due 3/28/03 ..................................    BF   200,000       6,676
8.50% due 10/01/07 .................................    BF 1,900,000      63,802
                                                                     -----------
                                                                          70,478
                                                                     -----------
CANADA - 2.0%
Canadian Government
 8.50% due 3/01/00 .................................    CAD 2,256,000  1,766,883
 9.00% due 12/01/04 ................................    CAD 1,110,000    939,009
                                                                     -----------
                                                                       2,705,892
                                                                     -----------
CROATIA - 0.2%
Republic of Croatia
 6.50% due 7/30/10 .................................    USD  260,000     252,525
                                                                    ------------

DENMARK - 0.4%
Denmark (Kingdom)
 8.00% due 5/15/03 .................................    DKK 2,220,000    378,409
 8.00% due 3/15/06 .................................    DKK  950,000     161,016
                                                                    ------------
                                                                         539,425
                                                                    ------------
FINLAND - 2.2%
Finland (Rep of)
 9.50% due 3/15/04 .................................    FIM 1,000,000    233,910
 7.25% due 4/18/06 .................................    FIM 12,000,000 2,505,539
 8.25% due 10/15/10 ................................    FIM 1,000,000    223,470
                                                                    ------------
                                                                       2,962,919
                                                                    ------------
FRANCE - 0.4%
Government of France
 8.25% due 2/27/04 .................................    FRF  500,000     100,124
Government of France
 7.75% due 10/25/05 ................................    FRF 2,370,000    466,805
                                                                    ------------
                                                                         566,929
                                                                    ------------
GERMANY - 1.5%
Treuhandanstalt
 6.875% due 6/11/03 ................................    DEM  790,000     496,530
Germany (Fed) Rep
 6.375% due 5/20/98 ................................    DEM  190,000     111,945
 7.125% due 12/20/02 ...............................    DEM 1,840,000  1,170,084
 7.375% due 1/03/05 ................................    DEM  250,000     161,072
                                                                    ------------
                                                                       1,939,631
                                                                    ------------
GREAT BRITAIN - 1.8%
Treasury
 8.00% due 12/07/00 ................................    GBP  100,000     171,006
 6.75% due 11/26/04 ................................    GBP   70,000     114,895
 8.50% due 12/07/05 ................................    GBP 1,155,000  2,094,127
                                                                    ------------
                                                                       2,380,028
                                                                    ------------
GREECE - 0.2%
Hellenic Republic
 11.10% due 6/17/03 ................................    GRD 10,200,000    38,268
Republic of Greece
 14.00% due 10/23/03 ...............................    GRD 48,800,000   184,597
                                                                    ------------
                                                                         222,865
                                                                    ------------
ITALY - 1.3%
Republic of Italy
 9.50% due 1/01/05 .................................   ITL2,460,000,0001,667,433
                                                                    ------------
JAPAN - 3.6%
Japan 6.40% due 3/20/00 ............................    JPY 150,400,00 1,495,209
Japan 5.50% due 3/20/02 ............................    JPY 182,000,00 1,857,156
Japan 4.50% due 6/20/03 ............................    JPY 105,000,00 1,042,122
Japan 4.10% due 12/22/03 ...........................    JPY 30,400,000   296,468
                                                                    ------------
                                                                       4,690,955
                                                                    ------------
NETHERLANDS - 0.1%
Dutch Government
 8.25% due 2/15/07 .................................    NLG  100,000      60,905
                                                                    ------------
NEW ZEALAND - 0.5%
New Zealand Government
 10.00% due 3/15/02 ................................    NED   60,000      45,931
 8.00% due 4/15/04 .................................    NED  890,000     638,819
                                                                    ------------
                                                                         684,750
                                                                    ------------
PHILLIPPINES - 0.2%
Eurobank Recon & Development
 9.00% due 4/22/98 .................................    PHP 5,000,000    188,145
International Bank Recon
 10.25% due 4/11/02 ................................    PHP 3,000,000    114,237
                                                                    ------------
                                                                         302,382
                                                                    ------------
SOUTH AFRICA - 0.2%
Republic of South Africa
 14.00% due 8/15/97 ................................    ZAR 1,350,000    296,759
                                                                    ------------
SPAIN - 0.6%
Government of Spain
 10.90% due 8/30/03 ................................    ESP 56,900,000   485,397
 10.00% due 2/28/05 ................................    ESP 35,000,000   292,993
                                                                    ------------
                                                                         778,390
                                                                    ------------
SWEDEN - 2.3%
Sweden (Kingdom)
 11.00% due 1/21/99 ................................    SEK 3,900,000    550,452
 10.25% due 5/05/00 ................................    SEK 16,100,000 2,354,444
 13.00% due 6/15/01 ................................    SEK 1,100,000    179,315
                                                                    ------------
                                                                       3,084,211
                                                                    ------------

TOTAL FIXED INCOME .................................                  24,378,167
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--12.0%
--------------------------------------------------------------------------------
American Tel & Telegraph Co.
 5.48% due 7/1/97 ............................          $1,000,000     1,000,000
Ameritech Corp.
 5.54% due 8/28/97 ...........................          $  400,000       396,430
Australian Wheat Board
 5.59% due 7/29/97 ...........................          $1,000,000       995,652
Bayerische Landesbank
 11.50% due 10/09/97 .........................    CZK    7,000,000       214,290
Caisse D. Amortissement
 5.53% due 8/06/97 ...........................          $  700,000       696,129
Canadian Treasury Bill
 due 4/02/98 .................................    CAD      800,000       563,380
Ford Motor Co.
 5.54% due 8/20/97 ...........................             400,000       396,922
GMAC
 5.65% due 7/30/97 ...........................          $1,000,000       995,449
Hong Kong Shanghai Bank
 due 8/31/97 .................................    IDR   500,000,00       202,762
IBM International Finance
 5.57% due 7/21/97 ...........................          $1,000,000       996,906
KFW International Financing Inc.
 5.51% due 7/16/97 ...........................          $  100,000        99,770
Letras Del Tesoro
 due 3/20/98 .................................    ARS       80,000        76,388
Mexican Cetes
 due 7/24/97 .................................    MEX      530,000        65,808
Mexican Cetes
 due 7/31/97 .................................    MEX      550,000        68,012
Mexican Cetes
 due 10/2/97 .................................    MEX      550,000        65,606
Mexican Cetes
 due 10/30/97 ................................    MEX      620,000        72,785
Minnesota Mining & Manufacturing Co.
 5.51% due 8/13/97 ...........................          $1,000,000       993,419
Mobil Australia Finance Co.
 5.53% due 8/20/97 ...........................          $1,000,000       992,319
Motorola Inc.
 5.50% due 7/16/97 ...........................          $  800,000       798,167
National Rural Utilities
 5.55% due 7/03/97 ...........................          $1,000,000       999,692
New Center Asset Trust
 5.62% due 7/09/97 ...........................          $1,000,000       998,751
Oestreichische Kontrollbank
 5.54% due 9/19/97 ...........................          $1,000,000       987,333
Poland Treasury Bill
 due 10/22/97 ................................    PLN       50,000        14,269
Poland Treasury Bill
 due 12/3/97 .................................    PLN      600,000       167,211
Poland Treasury Bill
 due 4/22/98 .................................    PLN      650,000       168,171
Poland Treasury Bill
 due 5/13/98 .................................    PLN      320,000        81,887
Poland Treasury Bill
 due 6/26/98 .................................    PLN      600,000       150,266
Proctor & Gamble Co
 5.55% due 7/24/97 ...........................          $1,000,000       996,454
Republic of Finland
 3.49% due 3/13/98 ...........................    FIM    1,000,000       188,147
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ........................                           317,278
United States Treasury Bill
 5.01% due 10/02/97 ..........................                             9,852
Wool International
 5.58% due 7/22/97 ...........................           1,000,000       996,745
                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS .......................                  15,766,250
                                                                    ------------
--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS--0.8%
--------------------------------------------------------------------------------
Purchased calls
  AST 1,800,000 Australian Government Bonds
   @ 107.603 exp. date 9/26/97 ...................................       135,409
  CAD 1,500,000 Canadian Government Bonds
   @ 94.60 exp. date 7/16/97 .....................................       105,406
  CAD 1,290,000 Canadian Government Bonds
   @ 93.70 exp. date 7/24/97 .....................................        97,832
  JPY 27,000,000 Japanese Government Bonds
   @ 105.60 exp. date 7/16/97 ....................................        19,519
  JPY 466,000,000 Japanese Government Bonds
   @ 97.239 exp. date 9/25/97 ....................................       609,963
  JPY 37,000,000 Japanese Government Bonds
   @ 91.708 exp. date 9/22/97 ....................................        71,037
  JPY 41,000,000 Japanese Government Bonds
   @ 100.769 exp. date 9/16/97 ...................................        57,708
  JPY 85,000,000 Japanese Government Bonds
   @ 102.586 exp. date 9/16/97 ...................................        74,505
                                                                    ------------
  TOTAL INTERNATIONAL BOND OPTIONS ...............................     1,171,379
                                                                    ------------
  TOTAL INTERNATIONAL BOND .......................................    41,315,796
                                                                    ------------

SHORT-TERM--18.1%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--18.1%
--------------------------------------------------------------------------------
  Deutsche Bank
   5.76% due 2/03/98 .............................................     1,000,269
  Shearson Lehman Repurchase Agreement
   5.85% due 7/01/97(+) ..........................................    21,050,771
  United States Treasury Bill
   5.402% due 7/24/97 ............................................       996,548
   5.39% due 9/18/97 .............................................       988,874
                                                                    ------------
  TOTAL SHORT-TERM ...............................................    24,036,462
                                                                    ------------

TOTAL INVESTMENTS
 (Identified Cost $140,202,264) ................            112.0%   147,944,391
OTHER ASSETS,
 LESS LIABILITIES ..............................            (12.0)  (15,903,640)
                                                            -----   ------------
NET ASSETS .....................................            100.0%  $132,040,751
                                                            =====   ============

 * Non income producing

(+) The Portfolio owns in aggregate Shearson Lehman Repurchase Agreements 5.85%, due 7/01/97 valued at $24,128,998, collateralized by $8,310,000
     Federal Home Loan Mortgage 7.08%, due 3/20/02, $5,975,000 Federal Home Loan Mortgage 7.375%, due 3/20/06, and $10,000,000 Federal National Mortgage Association 6.71%, due 5/21/03, portions of which are listed separately by each Asset Class.

(++) The Portfolio owns in aggregate 4,455 shares of Deere & Co. valued at $244,469, 10,705 shares of Philip Morris Cos. Inc. valued at $475,034, 2,810 shares of Chubb Corp. valued at $187,919, 3,610 shares of Federal National Mortgage Association, valued at $157,486, 4,425 shares of
     E I du Pont de Nemours & Co. valued at $278,222 and 1,775 shares of Compaq Computer Corp., valued at $176,169.

     See notes to financial statements

ASSET ALLOCATION PORTFOLIO 200
================================================================================
FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                              NUMBER OF        EXPIRATION          UNREALIZED
         CONTRACTS                                            CONTRACTS          DATE              GAIN/LOSS
      ----------------                                        ---------        ----------          -----------
U.S. Treasury 5-Year Note (Sell)                                (20)          September 1997        $(8,047)
U.S. Treasury 5-Year Note (Buy)                                   6           September 1997           (656)
                                                                                                    -------
                                                                                                    $(8,703)
                                                                                                    =======


FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                  UNREALIZED
                                                       MARKET     AGGREGATE    DELIVERY DATE     APPRECIATION
                CURRENCY              COUNTRY          VALUE     FACE VALUE     OF CONTRACTS    (DEPRECIATION)
               ----------            ---------        --------   -----------   -------------    -------------
Deutsche Mark (Buy) ...............   Germany      $  529,564   $  552,272      July 1997          $(22,708)
Deutsche Mark (Sell) ..............   Germany       1,451,539    1,466,931      July 1997            15,392
Deutsche Mark (Sell) ..............   Germany          62,977       64,965      August 1997           1,988
Deutsche Mark (Buy) ...............   Germany       5,904,097    5,978,425      September 1997      (74,328)
Deutsche Mark (Sell) ..............   Germany          53,095       53,291      October 1997            196
Dollar (Sell) .....................   Australia       249,284      248,344      July 1997              (940)
Dollar (Buy) ......................   Australia       370,368      380,240      July 1997            (9,872)
Dollar (Buy) ......................   Canada        1,415,620    1,407,552      July 1997             8,068
Dollar (Sell) .....................   Canada        2,682,539    2,684,624      July 1997             2,085
Dollar (Buy) ......................   Canada           82,958       82,650      September 1997          308
Dollar (Sell) .....................   Canada          559,237      558,952      September 1997         (285)
Dollar (Buy) ......................   Canada          283,159      288,232      March 1998           (5,073)
Dollar (Sell) .....................   New Zealand     452,406      461,931      August 1997           9,525
Dollar (Sell) .....................   New Zealand     232,527      235,735      September 1997        3,208
Drachma (Buy) .....................   Greece           13,101       13,203      July 1997              (102)
Ecu (Sell) ........................   Europe          254,925      263,049      July 1997             8,124
Franc (Buy) .......................   Belgium         407,406      417,133      July 1997            (9,727)
Franc (Buy) .......................   Belgium         456,443      462,610      September 1997       (6,167)
Franc (Buy) .......................   France        2,057,011    2,108,679      July 1997           (51,668)
Franc (Sell) ......................   France           14,596       15,090      July 1997               494
Franc (Buy) .......................   France          119,501      120,694      August 1997          (1,193)
Franc (Sell) ......................   France            4,060        4,201      August 1997             141
Franc (Buy) .......................   France           26,001       26,270      September 1997         (269)
Franc (Sell) ......................   France            7,588        7,608      October 1997             20
Franc (Sell) ......................   Switzerland     426,132      426,331      July 1997               199
Franc (Sell) ......................   Switzerland     644,823      667,894      August 1997          23,071
Franc (Sell) ......................   Switzerland   2,510,706    2,551,448      September 1997       40,742
Franc (Sell) ......................   Switzerland       7,590        7,646      October 1997             56
Guilder (Buy) .....................   Netherlands     829,910      846,702      July 1997           (16,792)
Guilder (Buy) .....................   Netherlands     343,216      346,432      September 1997       (3,216)
Koruna (Buy) ......................   Czechoslvakia    25,235       25,355      August 1997            (120)
Krone (Buy) .......................   Denmark          65,119       66,156      July 1997            (1,037)
Krone (Buy) .......................   Denmark          60,373       62,178      August 1997          (1,805)
Krone (Sell) ......................   Denmark          59,165       60,766      August 1997           1,601
Krone (Buy) .......................   Sweden          670,268      668,507      July 1997             1,761
Krone (Sell) ......................   Sweden          670,269      676,146      July1997              5,877
Krone (Buy) .......................   Sweden          518,549      521,104      August 1997          (2,555)
Lira (Buy) ........................   Italy         2,417,533    2,409,281      July 1997             8,252
Markka (Sell) .....................   Finland       2,563,462    2,617,699      July 1997            54,237
Markka (Sell) .....................   Finland         226,931      227,775      August 1997             844
Markka (Sell) .....................   Finland         219,043      220,703      September 1997        1,660
Peseta (Buy) ......................   Spain         1,022,181    1,033,273      July 1997           (11,092)
Peseta (Sell) .....................   Spain           116,732      118,436      July 1997             1,704
Peseta (Buy) ......................   Spain           201,162    $ 203,098      August 1997          (1,936)
Peseta (Buy) ......................   Spain         1,317,952    1,335,429      September 1997      (17,477)
Peseta (Sell) .....................   Spain         1,100,875    1,116,116      September 1997       15,241
Peso (Buy) ........................   Chile            75,663       75,000      July 1997               663
Peso (Buy) ........................   Philippines      15,489       15,486      July 1997                 3
Pound (Buy) .......................   Great Britain 2,252,431    2,204,771      July 1997            47,660
Pound (Sell) ......................   Great Britain    30,726       30,050      July 1997              (676)
Pound (Sell) ......................   Great Britain   184,788      181,123      August 1997          (3,665)
Pound (Buy) .......................   Great Britain   116,197      114,385      October 1997          1,812
Pound (Sell) ......................   Great Britain    15,114       15,085      October 1997            (29)
Pound (Buy) .......................   Ireland         152,887      150,495      July 1997             2,392
Ringgit (Buy) .....................   Malasia          59,377       59,420      July 1997               (43)
Rupiah (Buy) ......................   Indonesia       122,388      121,212      July 1997             1,176
Rupiah (Sell) .....................   Indonesia       122,388      122,206      July 1997              (182)
Rupiah (Buy) ......................   Indonesia        64,992       64,451      August 1997             541
Schilling (Buy) ...................   Austria         194,541      196,387      September 1997       (1,846)
Won (Buy) .........................   South Korea     124,085      122,513      July 1997             1,572
Yen (Sell) ........................   Japan           840,659      820,591      July 1997           (20,068)
Yen (Buy) .........................   Japan         4,504,500    4,130,162      July 1997           374,338
Yen (Buy) .........................   Japan         3,197,146    2,924,185      August 1997         272,961
Zloty (Buy) .......................   Poland          150,193      151,257      July 1997            (1,064)
                                                                                                   --------
                                                                                                   $641,977
                                                                                                   ========

ASSET ALLOCATION PORTFOLIO 300
================================================================================
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

ISSUER                                                      SHARES       VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH--9.8%
--------------------------------------------------------------------------------
COMMON STOCKS--9.6%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.8%
E I du Pont de Nemours & Co.(++) ........................     9,495   $  596,998
Illinois Tool Works .....................................    10,465      522,596
Kimberly Clark Corp. ....................................     6,220      309,445
Nucor Corp. .............................................     4,545      256,793
Praxair .................................................     7,725      432,600
                                                                      ----------
                                                                       2,118,432
                                                                      ----------
CAPITAL GOODS - 1.0%
Applied Materials* ......................................     4,055      287,145
Deere & Co.(++) .........................................    11,270      618,441
Emerson Electric Co. ....................................     6,840      376,627
General Electric Co. ....................................    18,985    1,241,144
Ucar Int'l Inc.* ........................................     4,850      221,888
                                                                      ----------
                                                                       2,745,245
                                                                      ----------
CONSUMER BASICS - 3.4%
Abbott Labs .............................................     9,935      663,161
Clorox Co. ..............................................     3,280      432,960
Coca Cola Co. ...........................................    15,815    1,067,513
Colgate Palmolive Co. ...................................    12,315      803,554
Gillette Co. ............................................     7,015      664,671
Health Management Association* ..........................    13,790      393,015
Johnson & Johnson .......................................    10,220      657,912
Lilly Eli & Co. .........................................     4,320      472,230
Merck & Co. .............................................     4,965      513,878
PepsiCo .................................................    18,465      693,592
Pfizer Inc. .............................................     5,325      636,337
Philip Morris Cos. Inc.(++) .............................    18,530      822,269
Procter & Gamble Co. ....................................     4,230      597,487
Schering Plough Corp. ...................................    10,010      479,229
Warner Lambert Co. ......................................     5,060      628,705
                                                                      ----------
                                                                       9,526,513
                                                                      ----------
CONSUMER DURABLES - 0.2%
Leggett & Platt Inc. ....................................     5,960      256,280
Sherwin Williams Co. ....................................    10,840      334,685
                                                                      ----------
                                                                         590,965
                                                                      ----------
CONSUMER NON-DURABLES - 0.8%
Consolidated Stores* .....................................   14,668      509,696
Gap Inc. .................................................    7,145      277,762
Home Depot ...............................................    4,230      291,606
Kohls Corp.* .............................................    9,170      485,437
Walgreen Co. .............................................   11,635      623,927
                                                                      ----------
                                                                       2,188,428
                                                                      ----------
CONSUMER SERVICES - 0.2%
Carnival Corp. ...........................................   10,320      425,700
Walt Disney Co. ..........................................    4,660      373,965
                                                                      ----------
                                                                         799,665
                                                                      ----------
FINANCE - 1.0%
American International Group Inc..........................    3,405      508,622
Chubb Corp.(++) ..........................................    6,080      406,600
Federal National Mortgage
  Association(++) ........................................    6,430      280,509
Norwest Corp. ............................................    5,110      287,437
State Street Boston Corp. ................................    7,190      332,537
Travelers Group Inc. .....................................    9,270      584,589
Zions Bancorp ............................................    9,985      375,686
                                                                      ----------
                                                                       2,775,980
                                                                      ----------
GENERAL BUSINESS - 0.9%
Automated Data Processing Inc. ...........................   10,590      497,730
First Data Corp. .........................................    9,600      421,800
Gannett Inc. .............................................    7,495      740,131
Interpublic Group Cos. Inc. ..............................    6,810      417,538
Service Corp. International ..............................   11,040      362,940
                                                                      ----------
                                                                       2,440,139
                                                                      ----------
TECHNOLOGY - 1.3%
Compaq Computer Corp.(++) ...............................     2,425      240,681
Hewlett Packard Co. .....................................     5,365      300,440
Intel Corp. .............................................     4,300      609,794
Microsoft Corp.* ........................................     8,670    1,095,671
Motorola Inc. ...........................................     3,655      277,780
Perkin Elmer Corp. ......................................     7,225      574,839
Xerox Corp. .............................................     7,920      624,690
                                                                      ----------
                                                                       3,723,895
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   26,909,262
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................       577,837
                                                                      ----------
TOTAL LARGE CAP GROWTH ..........................................     27,487,099
                                                                      ----------

LARGE CAP VALUE--9.6%
--------------------------------------------------------------------------------
COMMON STOCKS--9.4%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.8%
Cabot Corp. .............................................     6,300      178,763
Dow Chemical Co. ........................................     2,100      182,962
E I du Pont de Nemours & Co.(++) ........................     4,300      270,363
FMC Corp. ...............................................     4,200      333,638
Great Lakes Chemical Corp. ..............................     8,800      460,900
IMC Global Inc. .........................................     4,000      140,000
Premark International Inc. ..............................     5,100      136,425
Rohm & Haas Co. .........................................     3,400      306,213
Westvaco Corp. ..........................................     4,300      135,181
                                                                      ----------
                                                                       2,144,445
                                                                      ----------
CAPITAL GOODS - 1.0%
Arrow Electronics Inc. ..................................     2,400      127,500
Caterpillar Inc. ........................................     2,000      214,750
Cummins Engine Inc. .....................................    12,300      867,919
Deere & Co.(++) .........................................     2,900      159,138
Harnischfeger Industries Inc. ..............................  9,200      381,800
Kennametal Inc. .........................................     7,100      305,300
Parker Hannifin Corp. ...................................     5,100      309,506
Tecumseh Products Co. ...................................     6,400      383,200
                                                                      ----------
                                                                       2,749,113
                                                                      ----------
CONSUMER BASICS - 1.1%
Bergen Brunswig Corp. ....................................    9,575      266,903
Columbia /HCA Healthcare Corp.............................    5,600      220,150
IBP Inc. .................................................    8,200      190,650
Mallinckrodt Inc. ........................................    6,300      239,400
Maxicare Health Plans Inc.* ..............................    6,200      138,725
Nellcor Puritan Bennett Inc.* ............................   15,600      282,750
Philip Morris Cos. Inc.(++) ..............................   15,100      670,062
RJR Nabisco Holdings Corp. ...............................   13,000      429,000
Tupperware Corp. .........................................    6,200      226,300
Universal Foods Corp. ....................................    7,200      274,500
                                                                      ----------
                                                                       2,938,440
                                                                      ----------
CONSUMER DURABLE GOODS - 0.9%
Dana Corp. ..............................................     5,700      216,600
Eaton Corp. .............................................     4,200      366,713
Ford Motor Co. Del ......................................    21,000      792,750
General Motors Corp. ....................................     7,700      428,794
Goodyear Tire and Rubber ................................    10,100      639,456
                                                                      ----------
                                                                       2,444,313
                                                                      ----------
CONSUMER NON-DURABLES - 0.5%
Russell Corp. ...........................................     6,700      198,487
Springs Industries Inc. .................................     4,800      253,200
Talbots Inc. ............................................     9,300      316,200
Toys "R" Us Inc. ........................................     8,800      308,000
V F Corp. ...............................................     4,500      381,375
                                                                      ----------
                                                                       1,457,262
                                                                      ----------
CONSUMER SERVICES - 0.2%
AMR Corp. Del.* .........................................     2,800      259,000
UAL Corp.* ..............................................     3,100      221,844
                                                                      ----------
                                                                         480,844
                                                                      ----------
ENERGY - 0.8%
Amoco Corp. .............................................     3,700      321,669
Atlantic Richfield Co. ..................................     4,300      303,150
British Petroleum PLC ...................................     4,600      344,425
Mapco Inc. ..............................................     7,700      242,550
Phillips Petroleum Ce ...................................     5,200      227,500
Repsol ..................................................     6,700      284,331
Ultra Mar Diamond Shamrock ..............................     5,500      179,438
YPF Sociedad Anonima ....................................    10,100      310,575
                                                                      ----------
                                                                       2,213,638
                                                                      ----------
FINANCE - 2.0%
Aegon ...................................................     2,085      146,080
Allstate Corp. ..........................................     4,800      350,400
American General Corp. ..................................     4,800      229,200
Bank of New York Inc. ...................................     6,200      269,700
Capital One Financial Corp. .............................     7,100      268,025
Case Corp. ..............................................     9,300      640,537
Chase Manhattan Corp. ...................................     4,500      436,781
Chubb Corp.(++) .........................................     2,900      193,937
Crestar Financial Corp. .................................     2,900      112,738
Everest Reinsurance Holdings ............................     8,200      324,925
Federal Home Loan Mortgage Corp. ........................     3,100      106,563
Federal National Mortgage Association(++) ...............     4,800      209,400
First Union Corp. .......................................     2,700      249,750
Foundation Health Systems* ..............................     9,970      302,216
Mellon Bank Corp. .......................................     5,300      239,162
Old Republic International Corp. ........................     7,400      224,313
Providian Corp. .........................................     4,800      154,200
Reliastar Financial Corp. ...............................     3,800      277,875
Republic NY Corp. .......................................     2,500      268,750
Signet Banking Corp. ....................................     5,800      208,800
Tig Holdings Inc. .......................................     5,100      159,375
Torchmark Inc. ..........................................       900       64,125
Transatlantic Holdings Inc. .............................     2,300      228,275
                                                                      ----------
                                                                       5,665,127
                                                                      ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. ............................................     7,500      145,781
Standard Register .......................................     3,400      104,125
                                                                      ----------
                                                                         249,906
                                                                      ----------
MISCELLANEOUS - 0.4%
Aeroquip Vickers Inc. ...................................    14,100      666,225
Dillards Inc. ...........................................     6,500      225,062
Hartford Financial Services Group .......................     2,600      215,150
                                                                      ----------
                                                                       1,106,437
                                                                      ----------
SHELTER - 0.1%
Owens Corning ...........................................     6,500      280,312
                                                                       ---------
TECHNOLOGY - 1.0%
Beckman Industries Inc. .................................     8,700      419,775
Compaq Computer Corp.*(++) ..............................     3,000      297,750
International Business Machines .........................     8,200      739,537
Raytheon Co. ............................................     4,000      204,000
Seagate Technology* .....................................    10,600      372,987
Stratus Computer Inc.* ..................................     2,200      110,000
Tektronix Inc. ..........................................     4,800      288,000
TRW Inc. ................................................     5,200      295,425
Western Digital Corp.* ..................................     9,800      309,925
                                                                      ----------
                                                                       3,037,399
                                                                      ----------
TRANSPORTATION - 0.2%
Burlington Northern Santa Fe ............................     2,600      233,675
CSX Corp. ...............................................     3,500      194,250
                                                                      ----------
                                                                         427,925
                                                                      ----------
UTILITIES - 0.3%
Central ME Power Co. ....................................     5,000       61,875
Cinergy Corp. ...........................................     3,400      118,363
Duke Power Co. ..........................................     2,819      135,136
DTE Energy Co. ..........................................     5,600      154,700
El Paso Natural Gas Co. .................................     3,900      214,500
Entergy Corp. ...........................................     5,800      158,775
GPU Inc. ................................................     4,800      172,200
                                                                      ----------
                                                                       1,015,549
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   26,210,710
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................      610,417
                                                                      ----------
TOTAL LARGE CAP VALUE .............................................   26,821,127
                                                                      ----------

SMALL CAP GROWTH--10.1%

--------------------------------------------------------------------------------
COMMON STOCKS--9.5%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.4%
Central Packing Corp. ...................................    19,010      661,786
OM Group Inc. ...........................................    12,000      397,500
                                                                      ----------
                                                                       1,059,286
                                                                      ----------
CAPITAL GOODS - 0.2%
Hardinge Bros. Inc. .....................................    21,280      622,440
                                                                      ----------
CONSUMER BASICS -2.0%
Cytyc Corp.* ............................................    24,330      659,951
General Cigar Holdings Inc.* ............................    19,230      566,083
Human Gendme Sciences Inc.* .............................    12,220      406,315
Occusystems Inc.* .......................................    17,160      497,640
Parexel International Corp.* ............................    26,760      849,630
Performance Food Group Co.* .............................    25,350      532,350
Renal Treatment Centers Inc.* .............................. 21,140      568,138
Suiza Foods Corp.* ......................................    18,860      773,260
Worthington Foods Inc. ..................................    26,130      640,185
                                                                      ----------
                                                                       5,493,552
                                                                      ----------
CONSUMER DURABLE GOODS - 0.4%
Miller Industries Inc.* .................................    42,700      683,200
Tower Automotive Inc. ...................................    10,300      442,900
                                                                      ----------
                                                                       1,126,100
                                                                      ----------
CONSUMER NON-DURABLES - 0.4%
Henry Schein Inc.* ......................................    17,530      547,813
Men's Wearhouse Inc.* ...................................    12,850      404,775
Wilmar Industries Inc.* .................................    11,700      285,187
                                                                      ----------
                                                                       1,237,775
                                                                      ----------
CONSUMER SERVICES - 0.5%
Premier Pks Inc.* .......................................    16,780      618,763
Regal Cinemas Inc.* .....................................    21,350      704,550
                                                                      ----------
                                                                       1,323,313
                                                                      ----------
ENERGY - 0.6%
Dawson Production Services Inc.* ........................    40,200      562,800
Forcenergy Inc.* ........................................    19,230      584,111
Lomak Pete Inc. .........................................    27,510      490,022
                                                                      ----------
                                                                       1,636,933
                                                                      ----------
FINANCE - 0.3%
Allied Group Inc. .......................................    14,660      557,080
Metris Companies Inc. ...................................     9,450      310,078
                                                                      ----------
                                                                         867,158
                                                                      ----------
GENERAL BUSINESS - 2.2%
Abacus Direct Corp.* ....................................    25,280      821,600
Equity Corp. International* .............................    29,000      701,438
Executive Risk Inc. .....................................    10,250      533,000
Heftel Broadcasting Corp.* ..............................    13,700      756,925
Lamar Advertising Co.* ..................................    23,640      602,820
Metro Networks Inc.* ....................................    25,550      619,587
Profit Recovery Group Intl Inc.* ........................     9,300      129,037
Registry Inc.* ..........................................    12,220      562,120
Snyder Communications Inc.* .............................    21,560      580,773
Whittman Hart Inc.* .....................................    28,260      794,813
                                                                      ----------
                                                                       6,102,113
                                                                      ----------
MISCELLANEOUS - 1.3%
Gray Communications Systems Inc. ........................     2,500       52,188
Integrated Living Communities Inc.*......................    46,000      529,000
Melita International Corp.* .............................    33,460      418,250
NFO Research Inc.* ......................................    12,000      297,000
Pierce Leahy Corp.* .....................................       600       10,800
Rental Service Corp. ....................................    27,940      733,425
Sirrom Cap Corp. ........................................    14,820      511,290
Suburban Lodges America Inc.* ...........................    31,230      655,830
Synthetic Industries Inc.* ..............................     7,440      157,170
Xionics Document Technologies* ..........................    24,640      363,440
                                                                      ----------
                                                                       3,728,393
                                                                      ----------
TECHNOLOGY - 1.0%
Activision Inc.* ........................................    37,550      539,781
CDW Computer Ctrs. Inc.* ................................     7,220      383,111
Claremont Technology Group Inc.*.........................    25,280      600,400
E Trade Group Inc.* .....................................    23,580      462,757
Periphonics Corp.* ......................................    26,030      559,645
Pure Atria Corp.* .......................................    22,700      320,637
                                                                      ----------
                                                                       2,866,331
                                                                      ----------
TRANSPORTATION - 0.2%
Eagle U.S.A. Airfreight Inc.* ...........................    18,590      504,254
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   26,567,648
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................    1,739,287
                                                                      ----------
TOTAL SMALL CAP GROWTH ............................................   28,306,935
                                                                      ----------

SMALL CAP VALUE--11.0%
--------------------------------------------------------------------------------
COMMON STOCKS--10.6%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Atchenson Casting Corp.* ................................     6,100      101,413
Carpenter Technology Corp. ..............................     4,400      201,300
Keystone Consolidated Inds Inc.* ........................    71,900      781,912
Oil Dri Corp. America ...................................    35,000      562,188
                                                                      ----------
                                                                       1,646,813
                                                                      ----------
CAPITAL GOODS - 1.8%
American Buildings Co.* .................................    18,500      499,500
Astec Industries Inc.* ..................................     2,800       34,825
Astro Medical Inc. ......................................     3,300       29,081
Cognex Corp.* ...........................................    25,000      662,500
Commercial Intertech Corp. ..............................    37,100      517,081
D.R. Horton Inc.* .......................................    78,800      817,550
Esco Electronics Corp. ..................................    66,000      833,250
Global Industries
  Technologies Inc.* ....................................    13,800      282,900
JLG Industries Inc. .....................................    41,000      558,625
United Industrial Corp. .................................   100,200      895,537
                                                                      ----------
                                                                       5,130,849
                                                                      ----------
CONSUMER BASICS - 1.6%
Ekco Group Inc.* ........................................   160,300      931,744
Matrix Pharmaceuticals* .................................    67,800      453,412
MMI Cosmetics Inc. ......................................    23,400      611,325
Nash Finch Co. ..........................................    10,300      227,888
RLI Corp. ...............................................    12,400      451,825
Schultz Sav O Stores Inc. ...............................    17,000      301,750
Schweitzer Mauduit Intl Inc. ............................    15,000      562,500
Standard Commercial Corp. ...............................    31,310      544,011
Stanhome Inc. ...........................................    14,000      460,250
                                                                      ----------
                                                                       4,544,705
                                                                      ----------
CONSUMER DURABLE GOODS - 0.8%
Coachmen Industries Inc. ................................    29,000      496,625
Flexsteel Industries Inc. ...............................    21,300      250,275
Haskel International Inc. ...............................    24,600      295,200
Oshkosh Truck Corp. .....................................    37,900      540,075
West Inc. ...............................................    21,700      621,163
                                                                      ----------
                                                                       2,203,338
                                                                      ----------
CONSUMER NON-DURABLES - 0.4%
Cato Corp. ..............................................    25,700      139,744
Haverty Furniture Cos. Inc. .............................     4,500       56,250
Little Switzerland Inc.* ................................    80,000      480,000
Syms Corp.* .............................................    38,500      382,594
                                                                      ----------
                                                                       1,058,588
                                                                      ----------
CONSUMER SERVICES - 0.3%
Aztar Corp.* ............................................    87,200      615,850
Cannondale Corp.* .......................................    16,000      284,000
                                                                      ----------
                                                                         899,850
                                                                      ----------
ENERGY - 0.0%
Atwood Oceanics Inc.* ...................................       400       26,800
                                                                      ----------
FINANCE - 2.1%
Allied Life Finl Corp. ..................................    20,300      400,925
APS Holdings Corp.* .....................................    10,500       91,875
Bank Plus Corp.* ........................................    21,000      228,375
BankAtlantic Bancorp Inc. ...............................    16,000      226,000
BankAtlantic Bancorp Inc.
  Class A ...............................................    23,625      330,750
Chartwell Re. Corp. .....................................     3,500      105,000
Downey Financial Corp. ..................................    22,837      539,524
Everen Capital Corp. ....................................       300        9,356
FBL Financial Group Inc. ................................     9,200      347,300
Farm Family Holdings Inc.* ..............................    19,100      532,413
Financial Securities
  Assurance Holdings Ltd. ...............................    12,300      478,931
Flagstar Bancorp Inc. ...................................    36,000      585,000
GA Financial Inc. .......................................    18,800      357,200
Guaranty National Corp. .................................    24,000      576,000
Harleysville Group Inc. .................................     1,600       60,600
Homeside Inc.* ..........................................    26,000      568,750
Matrix Capital Corp. ....................................       300        4,200
Ocwen Asset Investment Corp. ............................     6,500      131,625
Presidential Life Corp. .................................     7,800      151,125
Redfed Bancorp Inc.* ....................................     9,500      155,562
                                                                      ----------
                                                                       5,880,511
                                                                      ----------
GENERAL BUSINESS - 0.3%
Devon Group Inc.* .......................................     6,100      218,075
Ennis Business Forms Inc. ...............................    64,000      616,000
                                                                      ----------
                                                                         834,075
                                                                      ----------
MISCELLANEOUS - 0.6%
Commonwealth Industries Inc. ............................       100        2,037
Durco International Inc. ................................    29,000      848,250
Spacehab Inc.* ..........................................    23,700      210,338
Spectralink Corp. .......................................    25,700      144,562
Symons International Group Inc.* ........................    13,700      208,925
Wilshire Financial Svcs. Group Inc. .....................     6,500      105,625
                                                                      ----------
                                                                       1,519,737
                                                                      ----------
SHELTER - 1.4%
Ameron International Corp. ..............................     7,800      441,675
Beazer Homes USA Inc.* ..................................    42,000      672,000
Belmont Homes Inc.* .....................................    26,400      181,500
Butler Mfg. Co. Del .....................................     8,200      271,625
Morgan Products Ltd.* ...................................    94,500      708,750
Patrick Industries Inc. .................................    28,300      466,950
Ryland Group Inc. .......................................    50,000      706,250
Southern Energy Homes Inc.* .............................    14,200      129,575
US Homes Corp.* .........................................    16,700      443,594
                                                                      ----------
                                                                       4,021,919
                                                                      ----------
TECHNOLOGY - 0.4%
Advanced Logic Research Inc.* ...........................    19,500      298,594
Analysis & Technology Inc. ..............................     4,400       69,988
Mapinfo Corp.* ..........................................     9,200       89,700
Premenos Technology Corp.* ..............................     7,600       64,600
Symantec Corp.* .........................................    25,200      491,400
                                                                      ----------
                                                                       1,014,282
                                                                      ----------
TRANSPORTATION - 0.3%
Fritz Companies Inc.* ...................................    52,800      511,500
Kenan Transportation Co. ................................    17,000      335,750
                                                                      ----------
                                                                         847,250
                                                                      ----------
TOTAL COMMON STOCK ................................................   29,628,717
                                                                      ----------
--------------------------------------------------------------------------------
FIXED INCOME--0.0%
--------------------------------------------------------------------------------
BankAtlantic Bancorp Inc.
 6.75% due 7/01/06 ...................................... $  30,000       42,450
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.4%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................    1,083,414
                                                                      ----------
TOTAL SMALL CAP VALUE .............................................   30,754,581
                                                                      ----------

INTERNATIONAL EQUITY--13.3%
--------------------------------------------------------------------------------
COMMON STOCKS--12.8%
--------------------------------------------------------------------------------
AUSTRIA - 0.2%
Bohler Uddeholm .........................................     5,528      428,681
                                                                      ----------
AUSTRALIA - 0.6%
Australia & New Zealand Bank Group ......................   100,072      748,731
Pioneer International Ltd. ..............................   119,000      460,463
Quantas Airways .........................................   153,710      360,116
                                                                      ----------
                                                                       1,569,310
                                                                      ----------
CANADA - 0.6%
Bank N S Halifax ........................................    10,523      461,017
Canadian Imperial Bank Toronto ..........................    14,730      371,197
Imasco Ltd. .............................................    18,350      531,518
Noranda Inc. ............................................    16,395      353,200
                                                                      ----------
                                                                       1,716,932
                                                                      ----------
FINLAND - 0.3%
Rauma Oy ................................................     7,191      164,793
UPM Kymmene Oy ..........................................    25,375      586,394
                                                                      ----------
                                                                         751,187
                                                                      ----------
FRANCE - 0.8%
Elf Aquitaine ...........................................     3,000      323,651
Lafarge .................................................     8,875      551,979
Pernod Ricard ...........................................     8,950      461,458
Seita ...................................................    12,330      390,250
Usinor Sacilor ..........................................    30,700      553,746
                                                                      ----------
                                                                       2,281,084
                                                                      ----------
GERMANY - 0.3%
Buderus AG ..............................................       375      206,410
Commerzbank AG ..........................................    20,000      566,481
                                                                      ----------
                                                                         772,891
                                                                      ----------
GREAT BRITAIN - 3.0%
Abbey National ..........................................    44,360      605,757
Allied Domecq PLC .......................................    78,900      567,615
Bat Industries ..........................................    64,056      573,365
British Gas .............................................    34,500      126,396
BTR .....................................................   182,663      625,108
Coats Viyella ...........................................   295,136      619,278
Commercial Union ........................................    41,700      438,533
Energy Group ............................................    30,625      326,909
Hanson ..................................................    99,261      492,592
Harrison & Crosfield ....................................   217,508      398,438
Hillsdown Holdings ......................................   115,683      326,537
Hyder ...................................................    38,224      515,601
Lex Service .............................................    70,000      440,056
National Westminster ....................................     3,746       50,374
Powergen ................................................    45,502      541,030
Redland .................................................    91,443      517,752
Safeway .................................................   108,950      630,485
Tate & Lyle .............................................    67,100      498,927
                                                                      ----------
                                                                       8,294,753
                                                                      ----------
HONG KONG - 1.0%
China Light & Power .....................................    48,500      274,825
Dickson Concept Industries ..............................    82,000      298,478
Hang Lung Development Co. ...............................   143,000      262,104
Hong Kong Telecomm ......................................   158,200      377,770
HSBC Holdings ...........................................    13,600      409,020
Manhattan Card Co. ......................................   959,000      436,342
New World Development Co. ...............................    52,000      310,095
Sth China Morn Post .....................................   306,000      300,182
                                                                      ----------
                                                                       2,668,816
                                                                      ----------
IRELAND - 0.2%
Smurfit .................................................   212,400      617,421
                                                                      ----------
ITALY - 0.3%
Danieli & C .............................................    32,000      112,028
Eni Spa .................................................   102,500      580,478
                                                                      ----------
                                                                         692,506
                                                                      ----------
JAPAN - 1.9%
Koito Mfg. Co. ..........................................    64,000      489,129
MOS Food Services .......................................    35,200      651,056
Nichicon Corp. ..........................................    51,000      689,670
Nintendo Co. ............................................     6,300      527,657
Promise Co. .............................................    12,200      698,238
Sekisui Chemical ........................................    55,500      561,682
Sony Corp. ..............................................     4,900      427,072
Suzuki Motor Corp. ......................................    61,000      771,680
Yodogawa Steelworks .....................................    83,000      506,892
                                                                      ----------
                                                                       5,323,076
                                                                      ----------
MALAYSIA - 0.3%
Arab Malaysian Finance ..................................   180,000      381,537
Bolton Properties .......................................   180,000      256,735
Kedah Cement Holdings ...................................    88,000      137,369
Malaysian International
  Shipping ..............................................    78,000      202,417
                                                                      ----------
                                                                         978,058
                                                                      ----------
NETHERLANDS - 1.0%
ABN Amro Holdings NV ....................................    33,130      617,738
Akzo Nobel NV ...........................................     4,409      604,219
Hollandsche Beton .......................................     2,150      490,374
Ing Group NV ............................................    14,250      657,000
Kon PTT Nederland .......................................    12,521      491,170
                                                                      ----------
                                                                       2,860,501
                                                                      ----------
NEW ZEALAND - 0.1%
Fletcher Challenge(Building) ............................    92,050      276,986
Fletcher Challenge (Paper) ..............................     3,682        5,252
                                                                      ----------
                                                                         282,238
                                                                      ----------
NORWAY - 0.3%
Kvaerner ASA ............................................     7,652      463,033
Nycomed .................................................    32,850      470,618
                                                                      ----------
                                                                         933,651
                                                                      ----------
SPAIN - 0.5%
Banco Santander SA ......................................    25,410      782,907
Repsol SA ...............................................    13,400      566,556
                                                                      ----------
                                                                       1,349,463
                                                                      ----------
SWEDEN - 0.2%
Electrolux AB ...........................................     4,450      321,001
Marieberg Tidnings ......................................    12,500      310,258
                                                                      ----------
                                                                         631,259
                                                                      ----------
SWITZERLAND - 1.0%
Forbo Hldg ..............................................     1,030      444,452
Nestle SA ...............................................       425      560,651
Schw Ruckversicher ......................................       593      838,729
Sig Schw Ind HG AG ......................................       165      500,086
Sulzer AG ...............................................       671      574,486
                                                                      ----------
                                                                       2,918,404
                                                                      ----------
UNITED STATES - 0.2%
Jardine Matheson ........................................    90,100      639,710
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   35,709,941
                                                                      ----------
--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
Bolton Properties Sub. Ord
 Exp. 9/15/01* ..........................................     5,750        2,802
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.5%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................    1,388,834
                                                                      ----------
TOTAL INTERNATIONAL EQUITY ........................................   37,101,577
                                                                      ----------

DOMESTIC FIXED INCOME--24.2%
--------------------------------------------------------------------------------
FIXED INCOME--23.5%
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.3%
Aetna Services Inc.
 6.97% due 8/15/36 ......................................   330,000      333,260
Commonwealth Edison Co.
 7.00% due 7/05/01 ...................................... 1,155,000    1,140,539
Detroit Edison Co.
 6.69% due 3/03/17 ......................................   600,000      588,216
Jackson National Life
  Insurance Co.
  8.15% due 3/15/27 ..................................... 1,050,000    1,072,061
Mead Corp.
 6.84% due 3/01/37 ......................................   600,000      597,954
                                                                      ----------
                                                                       3,732,030
                                                                      ----------
FOREIGN BONDS - 0.2%
Enersis SA
 6.90% due 12/01/06 .....................................   600,000      582,768
                                                                      ----------
ASSET BACKED - 4.2%
Atlantic City Electric Co.
 7.01% due 8/02/23 ......................................   840,000      843,410
CWMBS Inc.
 7.75% due 3/01/27 ......................................   800,000      813,250
Federal Home Loan Mortgage
 Corp. 6.00% due 3/15/09 ................................   647,367      598,713
Federal Home Loan Mortgage
 Corp. 6.50% due 9/15/22 ................................ 1,624,757    1,591,238
Federal Home Loan Mortgage Corp.
 7.75% due 1/15/20 ......................................   567,896      571,001
Federal National Mortgage Association
 7.35% due 8/17/21 ...................................... 1,100,690    1,118,576
Federal National Mortgage Association
 6.50% due 8/25/22 ......................................   900,000      837,844
G.E. Capital Mortgage Services Inc.
 7.75% due 3/25/27 ......................................   498,629      499,019
GMAC Commercial Mortgage
 Sec. Inc. 7.22% due 2/15/06 ............................   300,000      303,281
Government National Mortgage
 Association
 7.25% due 10/16/22 .....................................   595,658      597,147
GreenTree Financial Corp.
 7.65% due 4/15/27 ...................................... 1,700,000    1,698,929
GreenTree Financial Corp.
 7.29% due 3/15/28 ......................................   600,000      588,750
Merrill Lynch Mortgage Investors Inc.
 6.95% due 6/18/29 ......................................   900,000      905,625
Norwest Asset Securities Corp.
 7.50% due 3/15/27 ......................................   698,077      698,513
                                                                      ----------
                                                                      11,665,296
                                                                      ----------
MORTGAGE BACKED - 1.6%
Federal Home Loan Mortgage Corp.
 5.50% due 5/31/98 ...................................... 1,550,000    1,531,594
 8.00% due 12/01/99 .....................................   227,338      232,595
 7.00% due 6/01/03 ......................................   175,958      176,560
 7.00% due 7/01/03 ......................................   667,017      669,098
 6.50% due 2/01/11 ......................................    94,653       92,937
 6.50% due 4/01/11 ......................................   282,528      277,406
 6.50% due 5/01/11 ......................................   280,417      275,246
 6.50% due 7/01/11 ......................................   209,345      205,550
 6.50% due 7/01/11 ......................................   147,221      144,506
 8.00% due 5/01/26 ......................................   658,443      673,666
 8.00% due 6/01/26 ......................................   116,881      119,583
                                                                      ----------
                                                                       4,398,741
                                                                      ----------
U. S. TREASURY OBLIGATIONS - 16.2%
United States Treasury Bond
 6.875% due 8/15/25 .....................................   570,000      572,138
                                                                      ----------
United States Treasury Notes
 6.00% due 5/31/98 ......................................12,762,000   12,785,865
 6.375% due 5/15/99 ..................................... 6,765,000    6,798,825
 5.875% due 11/15/99 .................................... 1,908,000    1,895,770
 6.50% due 5/31/01 ......................................12,245,000   12,311,980
 6.25% due 1/31/02 ...................................... 2,946,000    2,929,885
 6.50% due 5/31/02 ...................................... 1,689,000    1,695,857
 6.875% due 5/15/06 ..................................... 5,570,000    5,685,745
 6.50% due 10/15/06 .....................................   700,000      697,046
                                                                      ----------
                                                                      44,800,973
                                                                      ----------
TOTAL FIXED INCOME ................................................   65,751,946
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.7%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................    1,891,286
United States Treasury Bill
 5.18% due 12/11/97 ...............................................       63,476
                                                                      ----------
                                                                       1,954,762
                                                                      ----------
TOTAL DOMESTIC FIXED INCOME .......................................   67,706,708
                                                                      ----------

INTERNATIONAL BOND--30.5%
--------------------------------------------------------------------------------
FIXED INCOME--18.3%
--------------------------------------------------------------------------------
                     CURRENCY
                     --------
ARGENTINA - 0.3%
Republic of Argentina Bocon
 3.242% due 4/01/01 ............................     ARS  849,492       778,985
                                                                    -----------
AUSTRALIA - 1.5%
Australia Commonwealth
 13.00% due 7/15/00 ............................     AUD 3,670,000    3,310,183
 9.50% due 8/15/03  ............................     AUD 1,020,000      878,393
 10.00% due 2/15/06 ............................     AUD   100,000       90,062
                                                                    -----------
                                                                      4,278,638
                                                                    -----------
AUSTRIA - 0.1%
Republic of Austria
 7.625% due 10/18/04  ..........................     ATS 3,670,000      338,765
                                                                    -----------
BELGIUM - 0.1%
Belgium (Kingdom)
 9.00% due 3/28/03 .............................     BF    300,000       10,014
 8.50% due 10/01/07 ............................     BF  3,800,000      127,603
                                                                    -----------
                                                                        137,617
                                                                    -----------
CANADA - 1.8%
Canadian Government
 8.50% due 3/01/00 .............................     CAD 4,245,000    3,324,653
 9.00% due 12/01/04 ............................     CAD 2,110,000    1,784,963
                                                                    -----------
                                                                      5,109,616
                                                                    -----------
CROATIA - 0.2%
Republic of Croatia
 6.50% due 7/30/10 .............................     USD   520,000      505,050
                                                                    -----------
DENMARK - 0.3%
Denmark (Kingdom)
 8.00% due 5/15/03 .............................     DKK 3,950,000      673,295
 8.00% due 3/15/06 .............................     DKK 2,110,000      357,625
                                                                    -----------
                                                                      1,030,920
                                                                    -----------
FINLAND - 1.9%
Finland (Rep of)
 9.50% due 3/15/04 .............................     FIM 1,000,000      233,910
 7.25% due 4/18/06 .............................     FIM22,000,000    4,593,489
 8.25% due 10/15/10 ............................     FIM 2,000,000      446,940
                                                                    -----------
                                                                      5,274,339
                                                                    -----------
FRANCE - 0.4%
Government of France
 8.25% due 2/27/04 .............................     FRF   900,000      180,224
 7.75% due 10/25/05 ............................     FRF 4,300,000      846,946
                                                                    -----------
                                                                      1,027,170
                                                                    -----------
GERMANY - 1.4%
Germany (Fed) Rep
 6.375% due 5/20/98 ............................     DEM   830,000      489,025
 7.125% due 12/20/02 ...........................     DEM 3,280,000    2,085,802
 7.375% due 1/03/05 ............................     DEM   520,000      335,029
Treuhandanstalt
 6.875% due 6/11/03 ............................     DEM 1,980,000    1,244,468
                                                                    -----------
                                                                      4,154,324
                                                                    -----------
GREAT BRITAIN - 1.8%
Treasury
 8.00% due 12/07/00 ............................     GBP   300,000      513,017
 6.75% due 11/26/04 ............................     GBP    30,000       49,241
 8.50% due 12/07/05 ............................     GBP 2,400,000    4,351,432
                                                                    -----------
                                                                      4,913,690
                                                                    -----------
GREECE - 0.2%
Hellenic Republic
 11.10% due 6/17/03 ............................     GRD 21,000,000      78,787
Republic of Greece
 14.00% due 10/23/03 ...........................     GRD 94,600,000     357,845
                                                                    -----------
                                                                        436,632
                                                                    -----------
ITALY - 1.2%
Republic of Italy
 9.50% due 1/01/05 ..............................    ITL4,910,000,000 3,328,089
                                                                    -----------
JAPAN - 3.5%
Japan
 6.40% due 3/20/00 ..............................    JPY 382,300,000  3,800,653
 5.50% due 3/20/02 ..............................    JPY 328,000,000  3,346,962
 4.50% due 6/20/03 ..............................    JPY 170,000,000  1,687,245
 4.10% due 12/22/03 .............................    JPY 106,800,000  1,041,538
                                                                    -----------
                                                                      9,876,398
                                                                    -----------
NETHERLANDS - 0.1%
Dutch Government
 8.25% due 2/15/07 ..............................    NLG 200,000        121,809
                                                                    -----------
NEW ZEALAND - 0.5%
New Zealand Government
 8.00% due 4/15/04 ..............................    NED 1,580,000    1,134,082
 10.00% due 3/15/02 .............................    NED   340,000      260,277
                                                                    -----------
                                                                      1,394,359
                                                                    -----------
PHILIPPINES - 0.2%
Eurobank Recon & Development
 9.00% due 4/22/98 .............................     PHP 10,000,000     376,289
International Bank Recon
 10.25% due 4/11/02 ............................     PHP 6,000,000      228,475
                                                                    -----------
                                                                        604,764
                                                                    -----------
SOUTH AFRICA - 0.2%
Republic of South Africa
 14.00% due 8/15/97 ............................     ZAR 2,630,000      578,130
                                                                    -----------
SPAIN - 0.5%
Government of Spain
 10.90% due 8/30/03 ............................     ESP 114,700,000    978,472
 10.00% due 2/28/05 ............................     ESP 56,100,000     469,626
                                                                    -----------
                                                                      1,448,098
                                                                    -----------
SWEDEN - 2.1%
Sweden (Kingdom)
 11.00% due 1/21/99 .............................    SEK 7,600,000    1,072,675
 10.25% due 5/05/00 .............................    SEK 30,400,000   4,445,659
 13.00% due 6/15/01 .............................    SEK 2,300,000      374,931
                                                                    -----------
                                                                      5,893,265
                                                                    -----------
TOTAL FIXED INCOME ...............................................   51,230,658
                                                                    -----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--11.5%
--------------------------------------------------------------------------------
Alberta Province
 5.50% due 7/11/97 ..............................        $2,500,000   2,496,181
Ameritech Corp.
 5.54% due 8/28/97 ..............................        $2,500,000   2,477,686
Bayerische Landesbank
 11.50% due 10/09/97 ............................   CZK  14,000,000     428,580
BellSouth Telecomm Inc.
 5.51% due 7/28/97 ..............................        $2,300,000   2,290,495
Caisse D. Amortissement
 5.55% due 8/05/97 ..............................        $2,500,000   2,486,510
Canadian Treasury Bill
 due 4/02/98 ....................................   CAD   1,560,000   1,098,592
Florida Power & Light Co.
 5.53% due 7/23/97 ..............................        $1,000,000     996,621
Hong Kong Shanghai Bank
 due 8/13/97 ....................................   IDR 900,000,000     364,973
IBM International Finance
 5.53% due 7/07/97 ..............................        $1,900,000   1,898,249
KFW International Finance
 5.53% due 8/22/97 ..............................        $1,500,000   1,488,018
Kingdom of Sweden
 5.54% due 7/11/97 ..............................        $1,100,000   1,098,307
Letras Del Tesoro
 due 3/20/98 ....................................   ARS     160,000     152,776
Mexican Cetes
 due 7/24/97 ....................................   MEX   1,030,000     127,892
Mexican Cetes
 due 7/31/97 ....................................   MEX   1,060,000     131,078
Mexican Cetes
 due 10/02/97 ...................................   MEX   1,080,000     128,825
Mexican Cetes
 due 10/30/97 ...................................   MEX   1,210,000     142,048
Minnesota Mining &
 Manufacturing Co.
 5.51% due 8/12/97 ..............................        $2,500,000   2,483,929
Mobil Australia Finance Co.
 5.53% due 8/20/97 ..............................        $2,500,000   2,480,799
National Rural Utilities
 5.54% due 9/05/97 ..............................        $1,200,000   1,187,073
New Center Asset Trust
 5.62% due 7/09/97 ..............................        $2,000,000   1,997,502
Ontario Hydro
 5.62% due 7/03/97 ..............................        $2,000,000   1,999,376
Poland Treasury Bill
 due 10/22/97 ...................................   PLN     100,000      28,538
Poland Treasury Bill
 due 12/03/97 ...................................   PLN   1,140,000     317,702
Poland Treasury Bill
 due 4/22/98 ....................................   PLN   1,270,000     328,581
Poland Treasury Bill
 due 5/13/98 ....................................   PLN     720,000     184,245
Poland Treasury Bill
 due 6/26/98 ....................................   PLN   1,300,000     325,577
Republic of Finland
 3.49% due 3/13/98 ..............................   FIM   3,000,000     564,441
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ...........................                       304,514
Shell Oil Co.
 5.49% due 7/07/97 ..............................        $2,200,000   2,197,987
United States Treasury Bills
 4.95% due 10/02/97 .............................                         9,853
 5.01% due 10/02/97 .............................                        24,632
                                                                    -----------
                                                                     32,241,580
                                                                    -----------
--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS--0.7%
--------------------------------------------------------------------------------
PURCHASED CALLS
CAD 3,000,000 Canadian Government Bonds
 @ 94.6 exp. date 7/16/97 ...............................               210,811
CAD 2,395,000 Canadian Government Bonds
 @ 93.7 exp. date 7/24/97 ...............................               181,635
JPY 85,000,000 Japanese Government Bonds
 @105.6 exp. date 7/16/97 ...............................                61,447
JPY 72,000,000 Japanese Government Bonds
 @ 91.708 exp. date 8/22/97 .............................               138,233
JPY 70,000,000 Japanese Government Bonds
 @ 100.769 exp. date 9/16/97 ............................                98,526
JPY 150,000,000 Japanese Government Bonds
 @ 102.586 exp. date 9/16/97 ............................               131,480
JPY 905,000,000 Japanese Government Bonds
 @ 97.239 exp. date 9/25/97 .............................             1,184,585
                                                                    -----------
TOTAL INTERNATIONAL BOND OPTIONS ........................             2,006,717
                                                                    -----------
TOTAL INTERNATIONAL BOND ................................            85,478,955
                                                                    -----------

SHORT-TERM--3.9%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.9%
--------------------------------------------------------------------------------
Deutsche Bank
 5.76% due 2/03/98  .....................................               500,135
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ...................................             8,871,411
United States Treasury Bills
 5.402% due 7/24/97 .....................................               996,548
 5.39% due 9/18/97 ......................................               494,437
                                                                    -----------
TOTAL SHORT TERM ........................................            10,862,531
                                                                    -----------

TOTAL INVESTMENTS
 (Identified Cost $291,475,959)....................112.4%           314,519,513
OTHER ASSETS, LESS LIABILITIES ................... (12.4)           (34,750,682)
                                                   -----           ------------
TOTAL NET ASSETS ...........................       100.0%          $279,768,831
                                                   =====           ============

 * Non income producing

(+) The Portfolio owns in aggregate Shearson Lehman Repurchase Agreements 5.85% due 7/01/97 valued at $16,467,000, collateralized by $10,000,000 Federal Home Loan Mortgage 7.00% due 3/16/98 and $6,450,000 Federal Home Loan Mortgage 6.92% due 11/7/00, portions of which are listed separately by each Asset Class.

(++) The Portfolio owns in aggregate 14,170 shares of Deere & Co., valued at $777,579, 33,630 shares of Philip Morris Cos. Inc. valued at $1,492,331, 8,980 shares of Chubb Corp. valued at $600,537, 13,795 shares in E I du Pont de Nemours & Co. valued at $867,361, 11,230 shares of Federal National Mortgage Association, valued at $489,909, and 5,425 shares of Compaq Computer Corp. valued at 538,431.

   See notes to financial statements

ASSET ALLOCATION PORTFOLIO 300
================================================================================



FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                   NUMBER OF        EXPIRATION         UNREALIZED
         CONTRACTS                                                 CONTRACTS           DATE            GAIN/LOSS
      ----------------                                         ------------------ ----------------- ------------------
U.S. Treasury 5-Year Note (Sell)                                     (25)          September 1997      $ (9,766)
U.S. Treasury 5 Year Note (Buy)                                       12           September 1997        (1,313)
U.S. Treasury 10-Year Note (Buy)                                      12           September 1997        (9,375)
French 10-Year Bond (Buy)                                              5           September 1997         1,184
                                                                                                       --------
                                                                                                       $(19,270)
                                                                                                       ========

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                  UNREALIZED
                                                     MARKET      AGGREGATE     DELIVERY DATE     APPRECIATION
                CURRENCY              COUNTRY         VALUE     FACE VALUE      OF CONTRACTS    (DEPRECIATION)
           ------------------      --------------  ------------- ------------------- -------------------------
Deutsche Mark (Buy) ..............   Germany      $ 2,069,456  $ 2,133,029      July 1997        $ (63,573)
Deutsche Mark (Sell) .............   Germany        2,933,747    2,965,731      July 1997            31,984
Deutsche Mark (Sell) .............   Germany          133,066      137,296      August 1997           4,230
Deutsche Mark (Buy) ..............   Germany       11,455,411   11,598,901      September 1997    (143,490)
Deutsche Mark (Sell) .............   Germany          115,039      115,465      October 1997            426
Dollar (Buy) .....................   Australia        699,164      717,800      July 1997          (18,636)
Dollar (Buy) .....................   Canada         1,868,994    1,861,236      July 1997             7,758
Dollar (Sell) ....................   Canada         2,022,671    2,016,548      July 1997           (6,123)
Dollar (Buy) .....................   Canada           312,113      312,176      September 1997         (63)
Dollar (Sell) ....................   Canada         3,377,023    3,392,344      September 1997       15,321
Dollar (Buy) .....................   Canada           660,215      672,043      March 1998         (11,828)
Dollar (Sell) ....................   Canada            41,082       41,701      March 1998              619
Dollar (Sell) ....................   New Zealand      842,412      860,147      August 1997          17,735
Dollar (Sell) ....................   New Zealand      555,898      563,582      September 1997        7,684
Drachma (Buy) ....................   Greece            41,852       42,176      July 1997             (324)
Ecu (Sell) .......................   Europe           522,735      538,696      July 1997            15,961
Franc (Buy) ......................   Belgium          862,894      883,529      July 1997          (20,635)
Franc (Buy) ......................   Belgium          869,766      881,517      September 1997     (11,751)
Franc (Buy) ......................   France         3,976,712    4,075,798      July 1997          (99,086)
Franc (Sell) .....................   France            28,110       29,055      July 1997               945
Franc (Buy) ......................   France           389,233      393,111      August 1997         (3,878)
Franc (Sell) .....................   France             9,134        9,451      August 1997             317
Franc (Buy) ......................   France           130,003      131,349      September 1997      (1,346)
Franc (Sell) .....................   France            16,441       16,485      October 1997             44
Franc (Sell) .....................   Switzerland      782,833      783,212      July 1997               379
Franc (Sell) .....................   Switzerland    1,139,097    1,179,835      August 1997          40,738
Franc (Sell) .....................   Switzerland    5,225,299    5,310,225      September 1997       84,926
Franc (Sell) .....................   Switzerland       16,444       16,567      October 1997            123
Guilder (Buy) ....................   Netherlands    1,574,631    1,605,965      July 1997          (31,334)
Guilder (Buy) ....................   Netherlands      723,315      734,702      September 1997     (11,387)
Koruna (Buy) .....................   Czechoslvakia     55,942       56,209      August 1997           (267)
Krone (Buy) ......................   Denmark         209,527      212,864      July 1997           (3,337)
Krone (Buy) ......................   Denmark          146,404      150,782      August 1997         (4,378)
Krone (Sell) .....................   Denmark          170,855      175,478      August 1997           4,623
Krone (Buy) ......................   Sweden         1,118,752    1,115,812      July 1997             2,940
Krone (Sell) .....................   Sweden         1,118,752    1,128,563      July 1997             9,811
Krone (Buy) ......................   Sweden         1,129,743    1,133,037      August 1997         (3,294)
Lira (Buy) .......................   Italy          4,906,431    4,890,845      July 1997            15,586
Markka (Sell) ....................   Finland        4,430,461    4,513,129      July 1997            82,668
Markka (Sell) ....................   Finland          653,174      655,604      August 1997           2,430
Markka (Sell) ....................   Finland          463,951    $ 466,334      September 1997      $ 2,383
Peseta (Buy) .....................   Spain          1,896,183    1,916,813      July 1997          (20,630)
Peseta (Sell) ....................   Spain            125,766      127,602      July 1997             1,836
Peseta (Buy) .....................   Spain            399,377      403,221      August 1997         (3,844)
Peseta (Buy) .....................   Spain          2,306,213    2,336,531      September 1997     (30,318)
Peseta (Sell) ....................   Spain          1,972,690    2,000,000      September 1997       27,310
Peso (Buy) .......................   Chile            150,846      149,524      July 1997             1,322
Peso (Buy) .......................   Philippines       36,644       36,637      July 1997                 7
Pound (Buy) ......................   Great Britain  4,443,268   4,349,919      July 1997            93,349
Pound (Sell) .....................   Great Britain     58,048       56,771      July 1997           (1,277)
Pound (Sell) .....................   Great Britain    195,439      191,624      August 1997         (3,815)
Pound (Buy) ......................   Great Britain    381,790      377,263      October 1997          4,527
Pound (Sell) .....................   Great Britain     32,747       32,684      October 1997           (63)
Pound (Buy) ......................   Ireland          307,288      302,480      July 1997             4,808
Rand (Buy) .......................   South Africa      45,721       46,008      August 1997           (287)
Ringgit (Buy) ....................   Malasia          118,755      118,840      July 1997              (85)
Rupiah (Buy) .....................   Indonesia        238,780      236,486      July 1997             2,294
Rupiah (Sell) ....................   Indonesia        238,780      238,425      July 1997             (355)
Rupiah (Buy) .....................   Indonesia        141,429      140,251      August 1997           1,178
Schilling (Buy) ..................   Austria          414,874      418,770      September 1997      (3,896)
Won (Buy) ........................   South Korea      241,977      238,911      July 1997             3,066
Yen (Sell) .......................   Japan          1,463,787    1,431,451      July 1997          (32,336)
Yen (Buy) ........................   Japan          8,620,032    7,903,680      July 1997           716,352
Yen (Buy) ........................   Japan          6,423,547    5,891,854      August 1997         531,693
Zloty (Buy) ......................   Poland           325,418      327,719      July 1997           (2,301)
                                                                                                -----------
                                                                                                $ 1,203,436
                                                                                                ===========

ASSET ALLOCATION PORTFOLIO 400
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

ISSUER                                            SHARES              VALUE
-------------------------------------------------------------------------------

LARGE CAP GROWTH--8.3%
-------------------------------------------------------------------------------
COMMON STOCKS--8.1%
-------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
E I du Pont de Nemours & Co.(++) ............      10,765          $    676,849
Illinois Tool Works .........................      11,865               592,508
Kimberly Clark Corp. ........................       7,045               350,489
Nucor Corp. .................................       5,180               292,670
Praxair .....................................       8,865               496,440
                                                                   ------------
                                                                      2,408,956
                                                                   ------------
CAPITAL GOODS - 0.8%
Applied Materials* ..........................       4,650               329,278
Deere & Co.(++) .............................      12,890               707,339
Emerson Electric Co. ........................       7,860               432,791
General Electric Co. ........................      21,860             1,429,098
Ucar Int'l Inc.* ............................       5,590               255,743
                                                                   ------------
                                                                      3,154,249
                                                                   ------------
CONSUMER BASICS -2.9%
Abbott Labs .................................      11,470               765,623
Clorox Co. ..................................       3,800               501,600
Coca Cola Co. ...............................      18,215             1,229,513
Colgate Palmolive Co. .......................      14,200               926,550
Gillette Co. ................................       8,075               765,106
Health Management Association* ..............      15,665               446,453
Johnson & Johnson ...........................      11,805               759,947
Lilly Eli & Co. .............................       4,955               541,643
Merck & Co. .................................       5,695               589,433
PepsiCo .....................................      21,225               797,264
Pfizer Inc. .................................       6,110               730,145
Philip Morris Cos. Inc.(++) .................      21,535               955,616
Proctor & Gamble ............................       4,865               687,181
Schering Plough Corp. .......................      11,510               551,041
Warner Lambert Co. ..........................       5,800               720,650
                                                                   ------------
                                                                     10,967,765
                                                                   ------------
CONSUMER DURABLE GOODS - 0.2%
Leggett & Platt Inc. ........................       6,900               296,700
Sherwin Williams Co. ........................      12,630               389,951
                                                                       --------
                                                                        686,651
                                                                   ------------
CONSUMER NON-DURABLES - 0.7%
Consolidated Stores* ........................      16,954               589,143
Gap Inc. ....................................       8,155               317,026
Home Depot ..................................       4,865               335,381
Kohls Corp. .................................      10,480               554,785
Walgreen Co. ................................      13,360               716,430
                                                                   ------------
                                                                      2,512,765
                                                                   ------------
CONSUMER SERVICES - 0.2%
Carnival Corp. ..............................      11,855               489,019
Walt Disney Co. .............................       5,340               428,535
                                                                   ------------
                                                                        917,554
                                                                   ------------
FINANCE - 0.8%
American International Group Inc. ...........       3,858               576,289
Chubb Corp.(++) .............................       6,935               463,778
Federal National Mortgage Association(++) ...       7,375               321,734
Norwest Corp. ...............................       5,750               323,438
State Street Boston Corp. ...................       8,145               376,706
Travelers Group Inc. ........................      10,600               668,463
Zions Bancorp ...............................      11,450               430,806
                                                                   ------------
                                                                      3,161,214
                                                                   ------------
GENERAL BUSINESS - 0.8%
Automated Data Processing Inc. ..............      12,400               582,800
First Data Corp. ............................      10,030               484,631
Gannett Inc. ................................       8,680               857,150
Interpublic Group Cos. Inc. .................       7,810               478,851
Service Corp. International .................      12,685               417,019
                                                                   ------------
                                                                      2,820,451
                                                                   ------------
TECHNOLOGY - 1.1%
Compaq Computer Corp.*(++) ..................       2,795               277,404
Hewlett Packard Co. .........................       6,315               353,640
Intel Corp. .................................       4,935               699,845
Microsoft Corp.* ............................       9,980             1,261,223
Motorola Inc. ...............................       4,170               316,920
Perkin Elmer Corp. ..........................       8,390               667,529
Xerox Corp. .................................       9,085               716,579
                                                                   ------------
                                                                      4,293,140
                                                                   ------------
TOTAL COMMON STOCKS .....................................            30,922,745
                                                                   ------------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
-------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ...................................               753,422
                                                                   ------------
TOTAL LARGE CAP GROWTH ..................................            31,676,167
                                                                   ------------
LARGE CAP VALUE--8.2%
-------------------------------------------------------------------------------
COMMON STOCKS--8.0%
-------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.7%
Cabot Corp. .................................       7,500               212,813
Dow Chemical Co. ............................       2,400               209,100
E I du Pont de Nemours & Co.(++) ............       5,000               314,375
FMC Corp.* ..................................       5,000               397,188
Great Lakes Chemical Corp. ..................      10,300               539,463
IMC Global Inc. .............................       4,700               164,500
Premark International Inc. ..................       6,100               163,175
Rohm & Haas Co. .............................       3,900               351,244
Westvaco Corp. ..............................       5,300               166,619
                                                                   ------------
                                                                      2,518,477
                                                                   ------------
CAPITAL GOODS - 0.8%
Arrow Electronics Inc. ......................       2,800               148,750
Caterpillar Inc. ............................       2,400               257,700
Cummins Engine Inc. .........................      14,400             1,016,100
Deere & Co.(++) .............................       3,400               186,575
Harnischfeger Industries Inc. ...............      10,800               448,200
Kennametal Inc. .............................       8,400               361,200
Parker Hannifin Corp. .......................       6,000               364,125
Tecumseh Products Co. .......................       7,600               455,050
                                                                   ------------
                                                                      3,237,700
                                                                   ------------
CONSUMER BASICS - 0.9%
Bergen Brunswig Corp. .......................      11,325               315,684
Columbia/HCA Healthcare Corp. ..............        6,500               255,531
IBP Inc. ....................................       9,700               225,525
Mallinckrodt Inc. ...........................       7,500               285,000
Maxicare Health Plans Inc.* .................       7,300               163,338
Nellcor Puritan Bennett Inc.* ...............      18,300               331,688
Philip Morris Cos. Inc.(++) .................      17,800               789,875
RJR Nabisco Holdings Corp. ..................      15,300               504,900
Tupperware Corp. ............................       7,500               273,750
Universal Foods Corp. .......................       8,500               324,063
                                                                   ------------
                                                                      3,469,354
                                                                   ------------
CONSUMER DURABLE GOODS - 0.8%
Dana Corp. ..................................       6,700               254,600
Eaton Corp. .................................       4,900               427,831
Ford Motor Co. Del. ..........................     24,700               932,425
General Motors Corp. ........................       9,100               506,756
Goodyear Tire and Rubber ....................      11,900               753,419
                                                                   ------------
                                                                      2,875,031
                                                                   ------------
CONSUMER NON-DURABLES - 0.4%
Russell Corp. ...............................       7,900               234,038
Springs Industries Inc. .....................       5,600               295,400
Talbots Inc. ................................      10,800               367,200
Toys "R" Us Inc.* ...........................      10,300               360,500
V F Corp. ...................................       5,300               449,175
                                                                   ------------
                                                                      1,706,313
                                                                   ------------
CONSUMER SERVICES - 0.2%
AMR Corp. Del.* .............................       3,300               305,250
UAL Corp.* ..................................       3,600               257,625
                                                                   ------------
                                                                        562,875
                                                                   ------------
ENERGY - 0.7%
Amoco Corp. .................................       4,300               373,831
Atlantic Richfield Co. ......................       5,000               352,500
British Petroleum PLC .......................       5,500               411,813
Mapco Inc. ..................................       9,000               283,500
Phillips Petroleum Ce. .......................      6,100               266,875
Repsol ......................................       7,900               335,256
Ultra Mar Diamond Shamrock ..................       6,400               208,800
YPF Sociedad Anonima ........................      11,800               362,850
                                                                   ------------
                                                                      2,595,425
                                                                   ------------
FINANCE - 1.6%
Aegon .......................................       2,389               167,379
Allstate Corp. ..............................       5,600               408,800
American General Corp. ......................       5,800               276,950
Bank of New York Inc. .......................       7,400               321,900
Capital One Financial Corp. .................       8,400               317,100
Case Corp. ..................................      10,900               750,738
Chase Manhattan Corp. .......................       5,300               514,431
Chubb Corp.(++) .............................       3,400               227,375
Crestar Financial Corp. .....................       3,400               132,175
Everest Reinsurance Holdings ................       9,600               380,400
Federal Home Loan Mortgage Corp. ............       3,700               127,188
Federal National Mortgage Association(++) ...       5,700               248,663
First Union Corp. ...........................       3,200               296,000
Foundation Health Systems* ..................      11,670               353,747
Mellon Bank Corp. ...........................       6,200               279,775
Old Republic International Corp. ............       8,700               263,719
Reliastar Financial Corp. ...................       4,400               321,750
Republic NY Corp. ...........................       2,900               311,750
Signet Banking Corp. ........................       6,800               244,800
Tig Holdings Inc. ...........................       6,000               187,500
Torchmark Inc. ...............................      1,200                85,500
Transatlantic Holdings Inc. .................       2,700               267,975
                                                                   ------------
                                                                      6,485,615
                                                                   ------------
GENERAL BUSINESS - 0.1%
Olsten Corp. ................................       8,700               169,106
Standard Register ...........................       3,900               119,438
                                                                   ------------
                                                                        288,544
                                                                   ------------
MISCELLANEOUS - 0.4%
Aeroquip Vickers Inc. .......................      16,600               784,350
Dillards Inc. ...............................       7,500               259,688
Hartford Financial Services Group ...........       3,000               248,250
Providian Financial Corp. ...................       5,500               176,688
                                                                   ------------
                                                                      1,468,976
                                                                   ------------
SHELTER - 0.1%
Owens Corning ...............................       7,600               327,750
                                                                   ------------
TECHNOLOGY - 0.9%
Beckman Industries Inc. .....................      10,400               501,800
Compaq Computer Corp.*(++) ..................       3,500               347,375
International Business Machines .............       9,600               865,800
Raytheon Co. ................................       4,800               244,800
Seagate Technology* .........................      12,700               446,881
Stratus Computer Inc.* ......................       1,900                95,000
Tektronix Inc. ..............................       5,700               342,000
TRW Inc. ....................................       6,100               346,556
Western Digital Corp.* ......................      11,700               370,013
                                                                   ------------
                                                                      3,560,225
                                                                   ------------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe ...............        3,100               278,613
CSX Corp. ..................................        4,200               233,100
                                                                   ------------
                                                                        511,713
                                                                   ------------
UTILITIES - 0.3%
Central ME Power Co. ........................       5,900                73,013
Cinergy Corp. ...............................       4,100               142,731
DTE Energy Co. ..............................       6,700               185,088
Duke Power Co. ...............................      3,342               160,207
El Paso Natural Gas Co. .....................       4,500               247,500
Entergy Corp. ...............................       6,700               183,413
GPU Inc. ....................................       5,700               204,488
                                                                   ------------
                                                                      1,196,440
                                                                   ------------
TOTAL COMMON STOCKS .....................................            30,804,438
                                                                   ------------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
-------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ...................................               823,429
                                                                   ------------
TOTAL LARGE CAP VALUE ...................................            31,627,867
                                                                   ------------
SMALL CAP GROWTH--14.9%
-------------------------------------------------------------------------------
COMMON STOCKS--14.2%
-------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Central Packing Corp. .......................      37,410             1,302,336
OM Group Inc. ...............................      23,820               789,038
                                                                   ------------
                                                                      2,091,374
                                                                   ------------
CAPITAL GOODS - 0.3%
Hardinge Bros. Inc. .........................      42,550             1,244,588
                                                                   ------------
CONSUMER BASICS - 2.8%
Cytyc Corp.* ................................      48,640             1,319,360
General Cigar Holdings Inc.* ................      37,610             1,107,144
Human Gendme Sciences Inc.* .................      24,360               809,305
Occusystems Inc.* ...........................      34,270               993,830
Parexel International Corp.* ................      52,870             1,678,623
Performance Food Group Co.* .................      51,175             1,074,675
Renal Treatment Centers Inc.* ...............      44,090             1,184,919
Suiza Foods Corp.* ..........................      37,610             1,542,010
Worthington Foods Inc. ......................      52,240             1,279,880
                                                                   ------------
                                                                     10,989,746
                                                                   ------------
CONSUMER DURABLE GOODS - 0.6%
Miller Industries Inc.* .....................      65,620             1,369,920
Tower Automotive Inc.* ......................      20,580               884,940
                                                                   ------------
                                                                      2,254,860
                                                                   ------------
CONSUMER NON-DURABLES - 0.7%
Henry Schein Inc.* ..........................      34,690             1,084,063
Men's Wearhouse Inc.* .......................      25,810               813,015
Wilmar Industries Inc.* .....................      32,900               801,938
                                                                   ------------
                                                                      2,699,016
                                                                   ------------
CONSUMER SERVICES - 0.7%
Premier Pks Inc.* ...........................      33,020             1,217,613
Regal Cinemas Inc.* .........................      42,495             1,402,335
                                                                   ------------
                                                                      2,619,948
                                                                   ------------
ENERGY - 0.9%
Dawson Production Services Inc.* ............      81,000             1,134,000
Forcenergy Inc.* ............................      37,410             1,136,329
Lomak Pete Inc. .............................      54,330               967,753
                                                                   ------------
                                                                      3,238,082
                                                                   ------------
FINANCE - 0.5%
Allied Group Inc. ...........................      29,200             1,109,600
Metris Companies Inc. .......................      28,630               939,422
                                                                   ------------
                                                                      2,049,022
                                                                   ------------
GENERAL BUSINESS - 3.2%
Abacus Direct Corp.* ........................      50,260             1,633,450
Equity Corp. International* .................      57,150             1,382,316
Executive Risk Inc. .........................      20,740             1,078,480
Heftel Broadcasting Corp.* ..................      27,154             1,500,259
Lamar Advertising Co.* ......................      46,970             1,197,735
Metro Networks Inc.* ........................      50,670             1,228,748
Profit Recovery Group Intl Inc.* ............      19,405               269,244
Registry Inc.* ..............................      24,140             1,110,440
Snyder Communications Inc.* .................      42,250             1,145,383
Whittman Hart Inc.* .........................      56,210             1,580,906
                                                                   ------------
                                                                     12,126,961
                                                                   ------------

MISCELLANEOUS - 2.1%
Gray Communications Systems Inc. ............       5,000               104,375
Integrated Living Communities Inc.* .........      80,750               928,625
Melita International Corp.* .................      66,760               834,500
NFO Research Inc.* ..........................      38,660               956,835
Pierce Leahy Corp.* .........................         968                17,424
Rental Service Corp. ........................      55,480             1,456,350
Sirrom Cap Corp. ............................      28,940               998,430
Suburban Lodges America Inc.* ...............      61,330             1,287,930
Synthetic Industries Inc.* ..................      14,840               313,495
Xionics Document Technologies* ..............      77,630             1,145,043
                                                                   ------------
                                                                      8,043,007
                                                                   ------------
TECHNOLOGY - 1.5%
Activision Inc.* ............................      75,500             1,085,313
CDW Computer Ctrs. Inc.* ....................      17,550               931,247
Claremont Technology Group Inc.* ............      50,100             1,189,875
E Trade Group Inc.* .........................      47,230               926,889
Periphonics Corp.* ..........................      52,030             1,118,645
Pure Atria Corp.* ...........................      45,350               640,569
                                                                   ------------
                                                                      5,892,538
                                                                   ------------
TRANSPORTATION - 0.3%
Eagle U.S.A. Airfreight Inc.* ...............      36,670               994,674
                                                                   ------------
TOTAL COMMON STOCKS .........................                        54,243,816
                                                                   ------------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.7%
-------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .......................                         2,836,392
                                                                   ------------
TOTAL SMALL CAP GROWTH ......................                        57,080,208
                                                                   ------------

SMALL CAP VALUE--15.9%
-------------------------------------------------------------------------------
COMMON STOCKS--15.3%
-------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.9%
Atchenson Casting Corp.* ....................      15,000               249,375
Carpenter Technology Corp. ..................       9,200               420,900
Keystone Consolidated Inds Inc.* ............     140,600             1,529,025
Oil Dri Corp. America .......................      65,000             1,044,063
                                                                   ------------
                                                                      3,243,363
                                                                   ------------
CAPITAL GOODS - 2.5%
American Buildings Co.* .....................      33,100               893,700
Astec Industries Inc.* ......................         800                 9,950
Astro Medical Inc. ..........................       8,800                77,550
Cognex Corp.* ...............................      39,400             1,044,100
Commercial Intertech Corp. ..................      69,100               963,081
D.R. Horton Inc.* ...........................     155,400             1,612,275
Esco Electronics Corp. ......................     125,000             1,578,125
Global Industries Technologies Inc.* ........      27,100               555,550
JLG Industries Inc. .........................      81,000             1,103,625
United Industrial Corp. .....................     189,600             1,694,550
                                                                   ------------
                                                                      9,532,506
                                                                   ------------
CONSUMER BASICS - 2.3%
Ekco Group Inc.* ............................     306,100             1,779,206
Matrix Pharmaceuticals* .....................     139,500               932,906
MMI Cosmetics Inc. ..........................      47,000             1,227,875
Nash Finch Co. ..............................      18,200               402,675
RLI Corp. ...................................      24,300               885,431
Schultz Sav O Stores Inc. ...................      30,000               532,500
Schweitzer Mauduit Intl. Inc. ...............      28,500             1,068,750
Standard Commercial Corp.....................      61,610             1,070,474
Stanhome Inc. ...............................      25,000               821,875
                                                                   ------------
                                                                      8,721,692
                                                                   ------------
CONSUMER DURABLE GOODS - 1.2%
Coachmen Industries Inc. ....................      57,000               976,125
Flexsteel Industries Inc. ...................      25,000               293,750
Haskel International Inc. ...................      47,600               571,200
Oshkosh Truck Corp. .........................      75,000             1,068,750
West Inc. ...................................      43,400             1,242,325
                                                                   ------------
                                                                      4,152,150
                                                                   ------------
CONSUMER NON-DURABLES - 0.5%
Cato Corp. ..................................      48,400               263,175
Haverty Furniture Cos. Inc. .................      19,300               241,250
Little Switzerland Inc.* ....................     148,000               888,000
Syms Corp.* .................................      71,500               710,531
                                                                   ------------
                                                                      2,102,956
                                                                   ------------
CONSUMER SERVICES - 0.4%
Aztar Corp.* ................................     163,100             1,151,894
Cannondale Corp.* ...........................      31,000               550,250
                                                                   ------------
                                                                      1,702,144
                                                                   ------------
ENERGY - 0.0%
Atwood Oceanics Inc.* .....................         1,200                80,400
                                                                   ------------
FINANCE - 3.2%
Allied Life Finl Corp. ......................      52,300             1,032,925
APS Holdings Corp.* .........................      25,200               220,500
Bank Plus Corp.* ............................      38,000               413,250
BankAtlantic Bancorp Inc. ...................      36,000               508,500
BankAtlantic Bancorp Inc. Class A ...........      40,750               570,500
Chartwell Re. Corp. .........................       7,400               222,000
Downey Financial Corp. ......................      45,675             1,079,072
Everen Capital Corp. ........................         500                15,594
FBL Financial Group Inc. ....................      18,900               713,475
Farm Family Holdings Inc.* ..................      34,800               970,050
Financial Securities Assurance
 Holdings Ltd. ..............................      25,300               985,119
Flagstar Bancorp Inc ........................      71,000             1,153,750
GA Financial Inc. ...........................      39,900               758,100
Guaranty National Corp. .....................      46,000             1,104,000
Harleysville Group Inc. .....................         700                26,513
Homeside Inc.* ..............................      58,000             1,268,750
Matrix Cap Corp. ............................         900                12,600
Ocwen Asset Invt Corp. ......................      24,300               492,075
Presidential Life Corp. .....................      18,300               354,563
Redfed Bancorp Inc.* ........................      19,900               325,863
                                                                   ------------
                                                                     12,227,199
                                                                   ------------
GENERAL BUSINESS - 0.4%
Devon Group Inc.* ...........................      13,400               479,050
Ennis Business Forms Inc. ...................     123,000             1,183,875
                                                                   ------------
                                                                      1,662,925
                                                                   ------------
MISCELLANEOUS - 0.9%
Commonwealth Industries Inc. ................         200                 4,075
Durco International Inc. ....................      56,000             1,638,000
Kevco Inc. ..................................      19,900               268,650
Spacehab Inc.* ..............................      48,900               433,988
Spectralink Corp. ...........................      51,200               288,000
Symons International Group Inc.* ............      27,100               413,275
Wilshire Financial Svcs. Group Inc.* ........      14,500               235,625
                                                                   ------------
                                                                      3,281,613
                                                                   ------------
SHELTER - 2.1%
Ameron International Corp. ..................      14,600               826,725
Beazer Homes USA Inc.* ......................      81,000             1,296,000
Belmont Homes Inc.* .........................      33,600               231,000
Butler Mfg. Co. Del. ........................      15,100               500,188
Morgan Products Ltd.* .......................     184,000             1,380,000
Patrick Industries Inc. .....................      57,800               953,700
Ryland Group Inc. ...........................      96,000             1,356,000
Southern Energy Homes Inc.* .................      58,200               531,075
US Homes Corp.* .............................      36,800               977,500
                                                                   ------------
                                                                      8,052,188
                                                                   ------------
TECHNOLOGY - 0.5%
Advanced Logic Research Inc.* ...............      41,500               635,469
Analysis & Technology Inc. ..................      10,000               159,063
Mapinfo Corp.* ..............................      20,000               195,000
Premenos Technology Corp* ...................      14,700               124,950
Symantec Corp.* .............................      45,600               889,200
                                                                   ------------
                                                                      2,003,682
                                                                   ------------
TRANSPORTATION - 0.4%
Fritz Companies Inc.* .......................     107,400             1,040,438
Kenan Transportation Co. ....................      31,000               612,250
                                                                   ------------
                                                                      1,652,688
                                                                   ------------
TOTAL COMMON STOCKS .....................................            58,415,506
                                                                   ------------
                                                 SHARES/
                                                PRINCIPAL
                                                  AMOUNT
-------------------------------------------------------------------------------
FIXED INCOME--0.0%
-------------------------------------------------------------------------------
BankAtlantic Bancorp Inc.
 6.75% due 7/01/06 ..........................      60,000                84,900
                                                                   ------------
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS--0.6%
-------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+)....................................             2,278,035
                                                                   ------------
TOTAL SMALL CAP VALUE ...................................            60,778,441
                                                                   ------------

INTERNATIONAL EQUITY--25.7%
-------------------------------------------------------------------------------
COMMON STOCKS--24.1%
-------------------------------------------------------------------------------
AUSTRIA - 0.3%
Bohler Uddeholm .............................      14,406             1,121,332
                                                                   ------------
AUSTRALIA - 1.1%
Australia & New Zealand
 Bank Group .................................     260,487             1,948,944
Pioneer International Ltd. ..................     322,500             1,247,894
Quantas Airways .............................     375,807               880,450
                                                                   ------------
                                                                      4,077,288
                                                                   ------------
CANADA - 1.2%
Bank N S Halifax ............................      28,054             1,229,058
Canadian Imperial Bank Toronto ..............      37,340               940,970
Imasco Ltd. .................................      47,800             1,384,554
Noranda Inc. ................................      43,285               932,495
                                                                   ------------
                                                                      4,487,077
                                                                   ------------
FINLAND - 0.5%
Rauma Oy ....................................      18,884               432,756
UPM Kymmene Oy ..............................      63,000             1,455,876
                                                                   ------------
                                                                      1,888,632
                                                                   ------------
FRANCE - 1.5%
Elf Aquitaine ...............................       7,300               787,551
Lafarge .....................................      22,125             1,376,059
Pernod Ricard ...............................      22,900             1,180,714
Seita .......................................      32,565             1,030,696
Usinor Sacilor ..............................      72,250             1,303,197
                                                                   ------------
                                                                      5,678,217
                                                                   ------------
GERMANY - 0.6%
Bayer .......................................      12,150               466,884
Buderus AG ..................................         900               495,384
Commerzbank AG ..............................      50,200             1,421,868
                                                                   ------------
                                                                      2,384,136
                                                                   ------------
GREAT BRITAIN - 5.7%
Abbey National ..............................     113,800             1,553,992
Allied Domecq PLC ...........................      21,770             1,561,911
Bat Industries ..............................     165,182             1,478,543
British Gas .................................     101,000               370,030
BTR .........................................     483,514             1,654,679
Coats Viyella ...............................     777,579             1,631,578
Commercial Union ............................     110,100             1,157,853
Energy Group ................................      66,000               704,522
Hanson ......................................     254,752             1,264,232
Harrison & Crosfield ........................     565,926             1,036,681
Hillsdown Holdings ..........................     304,120               858,435
Hyder .......................................     100,442             1,354,856
Lex Service .................................     166,000             1,043,561
National Westminister .......................      14,212               191,113
Powergen ....................................     128,078             1,522,879
Redland .....................................     237,235             1,343,230
Safeway .....................................     283,900             1,642,907
Tate & Lyle .................................     176,400             1,311,634
                                                                   ------------
                                                                     21,682,636
                                                                   ------------
HONG KONG - 1.8%
China Light & Power .........................     186,000             1,053,967
Dickson Concept Industries ..................     216,000               786,235
Hang Lung Development Co. ...................     318,000               582,861
Hong Kong Telecomm ..........................     415,800               992,901
HSBC Holdings ...............................      34,000             1,022,550
Manhattan Card Co. ..........................   2,498,000             1,136,583
New World Development Co. ...................     119,000               709,641
Sth China Morn Post .........................     610,000               598,402
                                                                   ------------
                                                                      6,883,140
                                                                   ------------
IRELAND - 0.4%
Smurfit ....................................      583,600             1,696,455
                                                                   ------------
ITALY - 0.5%
Danieli & C .................................      87,900               307,728
Eni Spa .....................................     270,500             1,531,895
                                                                   ------------
                                                                      1,839,623
                                                                   ------------
JAPAN - 3.6%
Koito Mfg. Co. ..............................     158,000             1,207,538
MOS Food Services ...........................      92,400             1,709,021
Nichicon Corp. ..............................     139,000             1,879,689
Nintendo Co. ................................      16,400             1,373,582
Promise Co. .................................      33,000             1,888,676
Sekisui Chemical ............................     144,500             1,462,398
Sony Corp. ..................................      12,300             1,072,038
Suzuki Motor Corp. ..........................     152,000             1,922,876
Yodogawa Steelworks .........................      23,000             1,361,892
                                                                   ------------
                                                                     13,877,710
                                                                   ------------
MALAYSIA - 0.6%
Arab Malaysian Finance ......................     423,000               896,613
Bolton Properties ...........................     457,000               651,823
Kedah Cement Holdings .......................     242,000               377,765
Malaysian International Shipping ............     198,000               513,827
                                                                   ------------
                                                                      2,440,028
                                                                   ------------
NETHERLANDS - 1.7%
ABN Amro Holdings NV ........................      87,000             1,622,192
Akzo Nobel NV ...............................       9,251             1,267,777
Hollandsche Beton ...........................       4,400             1,003,556
Ing Groep NV ................................      26,800             1,235,621
Kon PTT Nederland ...........................      32,134             1,260,542
                                                                   ------------
                                                                      6,389,688
                                                                   ------------
NEW ZEALAND - 0.2%
Fletcher Challenge(Building) ................     223,490               672,499
Fletcher Challenge(Paper) ...................       8,940                12,752
                                                                   ------------
                                                                        685,251
                                                                   ------------
NORWAY - 0.6%
Kvaerner ASA ................................      18,200             1,101,307
Nycomed .....................................      80,495             1,153,192
                                                                   ------------
                                                                      2,254,499
                                                                   ------------
SINGAPORE - 0.1%
Sembawang Corp ..............................       51000               231,867
                                                                   ------------
SPAIN - 0.9%
Banco Santander SA ..........................      66,750             2,056,634
Repsol SA ...................................      35,200             1,488,266
                                                                   ------------
                                                                      3,544,900
                                                                   ------------
SWEDEN - 0.4%
Electolux AB ................................      11,750               847,586
Marieberg Tidnings ..........................      31,100               771,922
                                                                   ------------
                                                                      1,619,508
                                                                   ------------
SWITZERLAND - 2.0%
Forbo Hldg ..................................       2,590             1,117,603
Nestle SA ...................................       1,115             1,470,884
Sarna Kunst Holdings ........................         208               206,575
Schw Ruckversicher ..........................       1,527             2,159,764
Sig Schw Ind HG AG ..........................         433             1,312,346
Sulzer AG ...................................       1,771             1,516,267
                                                                   ------------
                                                                      7,783,439
                                                                   ------------
UNITED STATES - 0.4%
Jardine Matheson ............................     235,200             1,669,920
                                                                   ------------
TOTAL COMMON STOCKS .....................................            92,235,346
                                                                   ------------
-------------------------------------------------------------------------------
WARRANTS--0.0%
-------------------------------------------------------------------------------
Bolton Properties Sub. Ord.*
 Exp. 9/15/01 ...............................      16,500                 8,041
                                                                   ------------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--1.6%
-------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ...................................             6,031,632
                                                                   ------------
TOTAL INTERNATIONAL EQUITY ..............................            98,275,019
                                                                   ------------

DOMESTIC FIXED INCOME--4.9%
-------------------------------------------------------------------------------
FIXED INCOME--4.7%
-------------------------------------------------------------------------------
CORPORATE BONDS - 0.2%
Aetna Services Inc. 6.97% due 8/15/36 .......    $ 90,000                90,889
Commonwealth Edison Co. 7.00% due 7/01/05 ...     310,000               306,119
Detroit Edison Co. 6.69% due 3/03/17 ........     100,000                98,036
Jackson National Life Insurance Co.
 8.15% due 3/15/27 ..........................     290,000               296,093
Mead Corp.
 6.84% due 3/01/37 ..........................     100,000                99,659
                                                                   ------------
                                                                        890,796
                                                                   ------------
                                                PRINCIPAL
                                                  AMOUNT
-------------------------------------------------------------------------------
FOREIGN BONDS - 0.0%
Enersis SA
 6.90% due 12/01/06 .........................     100,000                97,128
                                                                   ------------
ASSET BACKED - 0.7%
Atlantic City Electric Co.
 7.01% due 8/02/23 ..........................     225,000               225,914
CWMBS Inc. 7.75% due 3/01/27 ................     200,000               203,313
Federal Home Loan Mortgage Corp.
 7.50% due 1/15/20 ..........................      94,649                95,167
Federal Home Loan Mortgage Corp.
 6.50% due 9/15/22 ..........................     441,934               432,817
Federal National Mortgage Association
 7.35% due 8/17/21 ..........................     290,000               294,713
Federal National Mortgage Association
 6.50% due 8/25/22 ..........................     150,000               139,641
G.E. Capital Mortgage Services Inc.
 7.75% due 3/25/27 ..........................      99,726                99,804
GMAC Commercial Mortgage Sec. Inc.
 7.22% due 2/15/06 ..........................     100,000               101,094
Government National Mortgage Association
 7.25% due 10/16/22 .........................      99,276                99,525
GreenTree Financial Corp.
 7.65% due 4/15/27 ..........................     450,000               449,717
GreenTree Financial Corp.
 7.29% due 3/15/28 ..........................     100,000                98,125
Merrill Lynch Mortgage Investors Inc.
 6.95% due 6/18/29 ..........................     200,000               201,250
Norwest Asset Securities Corp.
 7.50% due 3/15/27 ..........................     199,451               199,575
                                                                   ------------
                                                                      2,640,655
                                                                   ------------
MORTGAGE BACKED - 0.3%
Federal Home Loan Mortgage Corp.
 5.50% due 5/31/98 ..........................     430,000               424,894
 6.50% due 4/01/11 ..........................      47,088                46,234
 6.50% due 7/01/11 ..........................     113,940               111,875
Federal National Mortgage Association
 7.00% due 6/01/03 ...........................     63,541                63,758
 7.00% due 7/01/03 ...........................    158,467               158,961
 6.50% due 5/01/11 ...........................     84,586                83,027
 6.50% due 7/01/11 ...........................     53,535                52,548
 8.00% due 5/01/26 ...........................    323,020               330,488
                                                                   ------------
                                                                      1,271,785
                                                                   ------------
U. S. TREASURY OBLIGATIONS - 3.4%
United States Treasury Bonds
 6.875% due 8/15/25 ..........................    155,000               155,581
 6.50% due 11/15/26 ..........................    250,000               239,765
                                                                   ------------
                                                                        395,346
                                                                   ------------
United States Treasury Notes
 6.00% due 5/31/98 ...........................  3,835,000             3,842,171
 6.375% due 5/15/99 ..........................  1,680,000             1,688,400
 5.875% due 11/15/99 .........................    439,000               436,186
 6.50% due 5/31/01 ...........................  3,085,000             3,101,875
 6.25% due 1/31/02 ...........................    954,000               948,782
 6.50% due 5/31/02 ...........................    528,000               530,144
 6.875% due 5/15/06 ..........................  1,457,000             1,487,276
 6.50% due 10/15/06 ..........................    500,000               497,890
                                                                   ------------
                                                                     12,532,724
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Bank
 6.58% due 3/25/09 ..........................     184,962               171,061
                                                                   ------------
TOTAL FIXED INCOME ......................................            17,999,495
                                                                   ------------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
-------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ...................................               607,585
United State Treasury Bill
 5.18% due 12/11/97 .....................................                14,652
                                                                   ------------
                                                                        622,237
                                                                   ------------
TOTAL DOMESTIC FIXED INCOME .............................            18,621,732
                                                                   ------------

INTERNATIONAL BOND--30.5%
-------------------------------------------------------------------------------
FIXED INCOME--17.6%
-------------------------------------------------------------------------------
                                                 PRINCIPAL
                                       CURRENCY    AMOUNT
-------------------------------------------------------------------------------
ARGENTINA - 0.3%
Republic of Argentina Bocon
 3.242% due 4/01/01 ..................   ARS      840,000             1,022,418
                                                                   ------------
AUSTRALIA - 0.6%
Australia Commonwealth
 13.00% due 7/15/00 ..................   AUD      820,000               739,605
Australia Commonwealth
 9.50% due 8/15/03 ...................   AUD    1,690,000             1,455,376
                                                                   ------------
                                                                      2,194,981
                                                                   ------------
AUSTRIA - 0.1%
Republic of Austria
 7.625% due 10/18/04 .................   ATS    4,810,000               443,994
                                                                   ------------
BELGIUM - 0.1%
Belgium (Kingdom)
 9.00% due 3/28/03 ...................   BF       800,000                26,704
 8.50% due 10/01/07 ..................   BF     4,600,000               154,467
                                                                   ------------
                                                                        181,171
                                                                   ------------
CANADA - 1.7%
Canadian Government
 8.50% due 3/01/00 ...................   CAD    5,850,000             4,581,677
 9.00% due 12/01/04 ..................   CAD    2,480,000             2,097,966
                                                                   ------------
                                                                      6,679,643
                                                                   ------------
CROATIA - 0.2%
Republic of Croatia
 6.50% due 7/30/10 ...................   USD      700,000               679,875
                                                                   ------------
DENMARK - 0.4%
Denmark (Kingdom)
 8.00% due 5/15/03 ...................   DKK    5,780,000               985,226
 8.00% due 3/15/06 ...................   DKK    2,690,000               455,929
                                                                   ------------
                                                                      1,441,155
                                                                   ------------
FINLAND - 2.0%
Finland (Rep of)
 9.50% due 3/15/04 ...................   FIM     1,000,000              233,910
 7.25% due 4/18/06 ...................   FIM    33,000,000            6,890,234
 8.25% due 10/15/10 ..................   FIM     3,000,000              670,411
                                                                   ------------
                                                                      7,794,555
                                                                   ------------
FRANCE - 0.4%
Government of France
 8.25% due 2/27/04 ...................   FRF     1,200,000              240,298
 7.75% due 10/25/05 ..................   FRF     6,520,000            1,284,207
                                                                   ------------
                                                                      1,524,505
                                                                   ------------
GERMANY - 1.5%
Germany (Fed) Rep
 6.375% due 5/20/98 ..................   DEM      1,690,000             995,725
 7.125% due 12/20/02 .................   DEM      3,830,000           2,435,556
 7.375% due 1/03/05 ..................   DEM        640,000             412,343
Treuhandanstalt
 6.875% due 6/11/03 ..................   DEM      3,050,000           1,916,983
                                                                   ------------
                                                                      5,760,607
                                                                   ------------
GREAT BRITAIN - 1.7%
Treasury
 8.00% due 12/07/00 ..................   GBP        300,000             513,017
 6.75% due 11/26/04 ..................   GBP         80,000             131,309
 8.50% due 12/07/05 ..................   GBP      3,239,000           5,872,620
                                                                   ------------
                                                                      6,516,946
                                                                   ------------
GREECE - 0.1%
Hellenic Republic
 11.10% due 6/17/03 ..................   GRD     28,200,000             105,800
Republic of Greece
 14.00% due 10/23/03 .................   GRD    126,200,000             477,379
                                                                   ------------
                                                                        583,179
                                                                   ------------
ITALY - 1.2%
Republic of Italy
 9.50% due 1/01/05 ..................    ITL  6,645,000,000           4,504,104
                                                                   ------------
JAPAN - 3.3%
Japan
 5.50% due 3/20/02 ..................    JPY    403,000,000           4,112,274
 4.50% due 6/20/03 ..................    JPY    501,400,000           4,984,691
 4.50% due 6/20/03 ..................    JPY    205,000,000           2,034,619
 4.10% due 12/22/03 .................    JPY    151,100,000           1,473,561
                                                                   ------------
                                                                     12,605,145
                                                                   ------------
NETHERLANDS - 0.6%
Dutch Government
 6.25% due 7/15/98 ..................    NLG        400,000             243,619
 8.25% due 2/15/07 ..................    NLG      3,800,000           1,990,891
                                                                   ------------
                                                                      2,234,510
                                                                   ------------
NEW ZEALAND - 0.5%
New Zealand Government
 10.00% due 3/15/02 ................     NED        520,000             398,071
 8.00% due 4/15/04 .................     NED      2,000,000           1,435,547
                                                                   ------------
                                                                      1,833,618
                                                                   ------------
PHILIPPINES - 0.2%
Eurobank Recon & Development
 9.00% due 4/22/98 .................     PHP     13,000,000             489,176
International Bank Recon
 10.25% due 4/11/02 ................     PHP      8,000,000             304,633
                                                                   ------------
                                                                        793,809
                                                                   ------------
SOUTH AFRICA - 0.2%
Republic of South Africa
 14.00% due 8/15/97 ................     ZAR      3,520,000             773,771
                                                                   ------------
SPAIN - 0.5%
Government of Spain
 10.90% due 8/30/03 ................     ESP    137,300,000           1,171,266
 10.00% due 2/28/05 ................     ESP     77,900,000             652,118
                                                                   ------------
                                                                      1,823,384
                                                                   ------------
SWEDEN - 2.0%
Sweden (Kingdom)
 11.00% due 1/21/99 ................     SEK     10,600,000           1,496,100
 10.25% due 5/05/00 ................     SEK     40,700,000           5,951,918
 13.00% due 6/15/01 ................     SEK      3,000,000             489,040
                                                                   ------------
                                                                      7,937,058
                                                                   ------------
TOTAL FIXED INCOME ........................................          67,328,428
                                                                   ------------
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--12.2%
-------------------------------------------------------------------------------
American Express Co.
 5.54% due 7/30/97 .................             $1,100,000           1,095,091
American Tel & Telegraph Co.
 5.48% due 7/01/97 .................             $2,100,000           2,100,000
Ameritech Corp.
 5.54% due 6/30/97 .................             $3,500,000           3,468,761
Australian Wheat Board
 5.60% due 7/29/97 .................             $1,100,000           1,095,209
Australian Wheat Board
 5.63% due 8/04/97 .................             $1,800,000           1,790,429
Bayerische Landesbank
 11.50% due 10/09/97 ...............     CZK     18,000,000             551,031
Bell South Telecomm Inc.
 5.51% due 7/28/97 .................             $1,200,000           1,195,041
Canada Government
 5.55% due 7/10/97 .................             $1,100,000           1,098,474
Canadian Treasury Bill
 due 4/02/98 .......................     CAD      2,120,000           1,492,958
Federal Home Loan
 Mortgage Corp.
 5.51% due 7/03/97 .................               $600,000             599,816
Ford Motor Co.
 5.60% due 7/03/97 .................             $1,000,000             999,689
Hong Kong Shanghai Bank
 due 8/13/97 .......................     IDR  1,300,000,000             527,183
IBM Credit Corp.
 5.57% due 7/21/97 .................             $3,500,000           3,489,169
KFW International
 Financing Inc.
 5.57% due 7/01/97 .................             $2,000,000           2,000,000
KFC International
 Financing Inc.
 5.54% due 8/12/97 .................             $1,200,000           1,192,244
Kingdom of Sweden
 5.58% due 7/18/97 .................             $1,300,000           1,296,578
Letras Del Tesoro
 due 3/20/98 .......................     ARS        210,000             200,518
Mexican Cetes
 due 7/24/97 .......................     MEX      1,390,000             172,591
 due 7/31/97 .......................     MEX      1,430,000             176,830
 due 10/02/97 ......................     MEX      1,450,000             172,960
 due 10/30/97 ......................     MEX      1,620,000             190,180
Minnesota Mining & Manufacturing Co.
 5.51% due 8/21/97 .................             $2,000,000           1,987,143
Mobil Australia Finance Co.
 5.55% due 7/31/97 .................             $3,000,000           2,986,125
National Rural Utilities
 Coop Financing
 5.57% due 7/17/97 .................             $2,500,000           2,493,811
New Center Asset Trust
 5.62% due 7/09/97 .................             $3,000,000           2,996,253
Poland Treasury Bill
 due 10/22/97 ......................     PLN        140,000              39,953
 due 12/3/97 .......................     PLN      1,520,000             423,602
 due 4/22/98 .......................     PLN      1,700,000             439,833
 due 5/13/98 .......................     PLN        980,000             250,777
 due 6/26/98 .......................     PLN      1,800,000             450,799
Republic of Finland
 3.49% due 3/13/98 .................     FIM      4,000,000             752,588
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .....................................             644,218
Shell Oil Co
 5.51% due 7/02/97 .................             $3,000,000           2,999,541
United States Treasury Bills
 5.08% due 7/03/97 ........................................               9,997
 5.01% due 10/02/97 .......................................              19,706
Western Australian Treasury Bill
 5.55% due 9/22/97 .................             $2,300,000           2,269,786
Wisconsin Electric Power Co.
 5.50% due 7/07/97 .................             $3,000,000           2,997,250
                                                                   ------------
                                                                     46,666,134
                                                                   ------------
-------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS--0.7%
-------------------------------------------------------------------------------
Purchased calls
AST 4,000,000 Australian Government Bonds
 @ 107.603 exp. date 9/26/97 ..............................             300,909
CAD 1,700,000 Canadian Government Bonds
 @ 94.600 exp. date 7/16/97 ...............................             119,460
CAD 3,350,000 Canadian Government Bonds
 @ 93.700 exp. date 7/24/97 ...............................             254,061
JPY 38,000,000 Japanese Government Bonds
 @ 105.600 exp. date 7/16/97 ..............................              27,470
JPY 50,000,000 Japanese Government Bonds
 @ 97.700 exp. date 7/16/97 ...............................              42,789
JPY 94,000,000 Japanese Government Bonds
 @ 100.769 exp. date 9/16/97 ..............................             132,307
JPY 195,000,000 Japanese Government Bonds
 @102.586 exp. date 9/16/97 ...............................             170,924
JPY 1,354,000,000 Japanese Government Bonds
 @ 97.239 exp. date 9/25/97 ...............................           1,772,297
JPY 87,000,000 Japanese Government Bonds
 @ 91.708 exp. date 8/22/97 ...............................             167,032
                                                                   ------------
TOTAL INTERNATIONAL BOND OPTIONS ..........................           2,987,249
                                                                   ------------
TOTAL INTERNATIONAL BOND ..................................         116,981,811
                                                                   ------------

SHORT-TERM--3.8%
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.8%
-------------------------------------------------------------------------------
Deutsche Bank
 5.76% due 2/3/98 .........................................             500,135
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .....................................          12,583,286
United States Treasury Bills
 5.402% due 7/24/97 .......................................             996,548
 5.39% due 9/18/97  .......................................             494,438
                                                                   ------------
TOTAL SHORT TERM ..........................................          14,574,407
                                                                   ------------

TOTAL INVESTMENTS
 (Identified Cost $389,380,956) .............        112.2%         429,615,652
OTHER ASSETS, LESS LIABILITIES ..............        (12.2)         (46,582,490)
                                                     -----         ------------
TOTAL NET ASSETS ............................        100.0%        $383,033,162
                                                     =====         ============
*Non income producing

 (+) The Portfolio owns in aggregate Shearson Lehman Repurchase Agreements
     5.85%, due 7/01/97 valued at $26,557,999 collaterized by $10,000,000
     Federal Home Loan Mortgage 5.70% due 2/25/98, $10,000,000 Federal Home Loan Mortgage 6.51% due 12/10/01 and $6,985,000 Federal National Mortgage Association 6.90% due 3/10/04, portions of which are listed separately by each Asset Class.

(++) The Portfolio owns in aggregate 16,290 shares in Deere & Co., valued at $893,914, 39,335 shares in Philip Morris Cos. Inc. valued at $1,745,491, 10,335 shares in Chubb Corp. valued at $691,153, 6,295 shares in Compaq Computer Corp. valued at $624,779 and 15,765 shares in E I du Pont de Nemours & Co. valued at $991,224, 13,075 shares in Federal National Mortgage Association, valued at $570,397.

    See notes to financial statements

FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                   NUMBER OF        EXPIRATION          UNREALIZED
         CONTRACTS                                                 CONTRACTS           DATE             GAIN/LOSS
      ----------------                                             ---------        -----------         ----------
U.S. Treasury 5-Year Note (Buy) ..................                   17             September 1997      $ (1,859)
U.S. Treasury 5-Year Note (Sell) .................                   (5)            September 1997        (1,953)
U.S. Treasury 10-Year Note (Buy) .................                   11             September 1997        (8,594)
                                                                                                        --------
                                                                                                        $(12,406)
                                                                                                        ========
FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                       UNREALIZED
                                                       MARKET       AGGREGATE       DELIVERY DATE     APPRECIATION
                CURRENCY              COUNTRY          VALUE       FACE VALUE       OF CONTRACTS     (DEPRECIATION)
           ------------------      --------------  -------------   ----------       -------------   --------------
Deutsche Mark (Buy) ................   Germany      $ 1,714,377    $ 1,783,191      July 1997           $(68,814)
Deutsche Mark (Sell) ...............   Germany        2,894,487      2,928,341      July 1997             33,854
Deutsche Mark (Sell) ...............   Germany          184,954        190,820      August 1997            5,866
Deutsche Mark (Buy) ................   Germany       15,751,924     15,945,483      September 1997      (193,559)
Deutsche Mark (Sell) ...............   Germany          159,284        159,874      October 1997             590
Dollar (Sell) ......................   Australia        303,212        301,516      July 1997             (1,696)
Dollar (Buy) .......................   Australia        921,385        945,944      July 1997            (24,559)
Dollar (Buy) .......................   Canada         1,473,930      1,472,930      July 1997              1,000
Dollar (Sell) ......................   Canada         3,210,798      3,197,406      July 1997            (13,392)
Dollar (Buy) .......................   Canada         2,123,318      2,125,155      September 1997        (1,837)
Dollar (Sell) ......................   Canada         4,612,565      4,633,544      September 1997        20,979
Dollar (Buy) .......................   Canada           995,458      1,013,292      March 1998           (17,834)
Dollar (Sell) ......................   New Zealand    1,210,713      1,236,202      August 1997           25,489
Dollar (Sell) ......................   New Zealand      622,326        630,862      September 1997         8,536
Drachma (Buy) ......................   Greece            64,051         64,548      July 1997               (497)
ECU (Sell) .........................   Europe           705,639        726,992      July 1997             21,353
Franc (Buy) ........................   Belgium        1,263,256      1,292,292      July 1997            (29,036)
Franc (Buy) ........................   Belgium        1,056,348      1,070,620      September 1997       (14,272)
Franc (Buy) ........................   France         5,017,725      5,145,865      July 1997           (128,140)
Franc (Sell) .......................   France            68,432         70,259      July 1997              1,827
Franc (Buy) ........................   France           715,301        722,424      August 1997           (7,123)
Franc (Sell) .......................   France            12,433         12,864      August 1997              431
Franc (Buy) ........................   France           224,427        226,750      September 1997        (2,323)
Franc (Sell) .......................   France            22,764         22,825      October 1997              61
Franc (Sell) .......................   Switzerland    1,067,326      1,067,830      July 1997                504
Franc (Sell) .......................   Switzerland    1,542,017      1,597,164      August 1997           55,147
Franc (Sell) .......................   Switzerland    7,015,789      7,129,700      September 1997       113,911
Franc (Sell) .......................   Switzerland       22,769         22,938      October 1997             169
Guilder (Buy) ......................   Netherlands    2,728,443      2,782,971      July 1997            (54,528)
Guilder (Buy) ......................   Netherlands      540,950        547,363      September 1997        (6,413)
Guilder (Buy) ......................   Netherlands      249,472        255,150      September 1997         5,678
Koruna (Buy) .......................   Czechoslvakia    103,371        103,864      August 1997             (493)
Krone (Buy) ........................   Denmark          306,301        311,179      July 1997             (4,878)
Krone (Buy) ........................   Denmark          238,472        245,603      August 1997           (7,131)
Krone (Sell) .......................   Denmark          348,502        354,341      August 1997            5,839
Krone (Buy) ........................   Sweden         1,705,608      1,701,126      July 1997              4,482
Krone (Sell) .......................   Sweden         1,705,608      1,720,566      July 1997             14,958
Krone (Buy) ........................   Sweden         1,521,052      1,526,809      August 1997           (5,757)
Lira (Buy) .........................   Italy          6,631,101      6,608,398      July 1997             22,703
Markka (Sell) ......................   Finland        6,394,311      6,528,488      July 1997            134,177
Markka (Sell) ......................   Finland        1,100,855      1,104,951      August 1997            4,096
Markka (Sell) ......................   Finland          682,800        686,842      September 1997         4,042
Peseta (Buy) .......................   Spain          2,445,947      2,472,776      July 1997            (26,829)
Peseta (Buy) .......................   Spain            793,439        801,076      August 1997           (7,637)
Peseta (Buy) .......................   Spain          2,767,248      2,803,627      September 1997       (36,379)
Peseta (Sell) ......................   Spain          2,623,936      2,660,262      September 1997        36,326
Peso (Buy) .........................   Chile            202,729        200,952      July 1997              1,777
Peso (Buy) .........................   Philippines       77,820         77,806      July 1997                 14
Pound (Buy) ........................   Great Britain  6,121,354      5,991,365      July 1997            129,989
Pound (Sell) .......................   Great Britain     79,061         77,316      July 1997             (1,745)
Pound (Sell) .......................   Great Britain    556,560        545,523      August 1997          (11,037)
Pound (Buy) ........................   Great Britain    580,984        573,438      October 1997           7,546
Pound (Sell) .......................   Great Britain     45,342         45,254      October 1997             (88)
Pound (Buy) ........................   Ireland          417,791        411,254      July 1997              6,537
Rand (Buy) .........................   South Africa      78,379         78,871      August 1997             (492)
Ringgit (Buy) ......................   Malasia          158,340        158,453      July 1997               (113)
Rupiah (Buy) .......................   Indonesia        321,412        318,324      July 1997              3,088
Rupiah (Sell) ......................   Indonesia        321,412        320,935      July 1997               (477)
Rupiah (Buy) .......................   Indonesia        190,071        188,488      August 1997            1,583
Schilling (Buy) ....................   Austria          531,386        536,329      September 1997        (4,943)
Won (Buy) ..........................   South Korea      325,752        321,623      July 1997              4,129
Yen (Sell) .........................   Japan          2,144,744      2,100,007      July 1997            (44,737)
Yen (Buy) ..........................   Japan         12,023,665     11,024,460      July 1997            999,205
Yen (Buy) ..........................   Japan          8,179,935      7,516,053      August 1997          663,882
Zloty (Buy) ........................   Poland           450,579        453,768      July 1997             (3,189)
                                                                                                      ----------
                                                                                                      $1,619,820
                                                                                                      ==========

ASSET ALLOCATION PORTFOLIO 500
================================================================================
PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

ISSUER                         SHARES       VALUE
--------------------------------------------------------------------------------
LARGE CAP GROWTH--8.1%
--------------------------------------------------------------------------------
COMMON STOCKS--7.9%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
E I du Pont de Nemours & Co.(++) ........................     4,275   $  268,791
Illinois Tool Works .....................................     4,640      231,710
Kimberly Clark Corp. ....................................     2,750      136,812
Nucor Corp. .............................................     2,025      114,412
Praxair .................................................     3,490      195,440
                                                                      ----------
                                                                         947,165
                                                                      ----------
CAPITAL GOODS - 0.8%
Applied Materials* ......................................     1,830      129,587
Deere & Co.(++) .........................................     5,065      277,942
Emerson Electric Co. ....................................     3,075      169,317
General Electric Co. ....................................     8,520      556,995
Ucar Int'l Inc.* ........................................     2,110       96,533
                                                                      ----------
                                                                       1,230,374
                                                                      ----------
CONSUMER BASICS - 2.8%
Abbott Labs .............................................     4,460      297,705
Clorox Co. ..............................................     1,485      196,020
Coca Cola Co. ...........................................     7,130      481,275
Colgate Palmolive Co. ...................................     5,560      362,790
Gillette Co. ............................................     3,150      298,462
Health Management Association* ..........................     6,205      176,842
Johnson & Johnson .......................................     4,640      298,700
Lilly Eli & Co. .........................................     1,955      213,706
Merck & Co. .............................................     2,215      229,252
PepsiCo .................................................     8,335      313,083
Pfizer Inc. .............................................     2,395      286,202
Philip Morris Cos. Inc.(++) .............................     8,495      376,966
Procter & Gamble Co. ....................................     1,875      264,844
Schering Plough Corp. ...................................     4,435      212,326
Warner Lambert Co. ......................................     2,305      286,396
                                                                      ----------
                                                                       4,294,569
                                                                      ----------
CONSUMER DURABLE GOODS - 0.2%
Leggett & Platt Inc. ....................................     2,715      116,745
Sherwin Williams Co. ....................................     4,955      152,986
                                                                      ----------
                                                                         269,731
                                                                      ----------
CONSUMER NON-DURABLES - 0.7%
Consolidated Stores* ....................................     6,585      228,829
Gap Inc. ................................................     3,230      125,566
Home Depot ..............................................     1,895      130,637
Kohls Corp.* ............................................     4,120      218,102
Walgreen Co. ............................................     5,270      282,604
                                                                      ----------
                                                                         985,738
                                                                      ----------
CONSUMER SERVICES - 0.2%
Carnival Corp. ..........................................     4,640      191,400
Walt Disney Co. .........................................     2,110      169,328
                                                                      ----------
                                                                         360,728
                                                                      ----------
FINANCE - 0.8%
American International Group Inc. .......................     1,540      230,038
Chubb Corp.(++) .........................................     2,740      183,237
Federal National Mortgage Association(++) ................... 2,925      127,603
Norwest Corp. ...........................................     2,345      131,906
State Street Boston Corp. ...............................     3,240      149,850
Travelers Group Inc. ....................................     4,585      172,511
                                                                      ----------
                                                                       1,260,323
                                                                      ----------
GENERAL BUSINESS - 0.7%
Automated Data Processing Inc. ..........................     4,850      227,950
First Data Corp. ........................................     4,310      189,371
Gannett Inc. ............................................     3,395      335,256
Interpublic Group Cos. Inc. .............................     3,045      186,697
Service Corp. International .............................     5,010      164,704
                                                                      ----------
                                                                       1,103,978
                                                                      ----------
TECHNOLOGY - 1.1%
Compaq Computer Corp.*(++) ..............................     1,110      110,167
Hewlett Packard Co. .....................................     2,465      138,040
Intel Corp. .............................................     1,925      272,989
Microsoft Corp.* ........................................     3,910      494,126
Motorola Inc. ...........................................     1,635      124,260
Perkin Elmer Corp. ......................................     3,285      261,363
Xerox Corp. .............................................     3,585      282,767
                                                                      ----------
                                                                       1,683,712
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   12,136,318
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................      363,558
                                                                      ----------
TOTAL LARGE CAP GROWTH ............................................   12,499,876
                                                                      ----------

LARGE CAP VALUE--7.9%
--------------------------------------------------------------------------------
COMMON STOCKS--7.7%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Cabot Corp. .............................................     2,800       79,450
Dow Chemical Co. ........................................       900       78,412
E I du Pont de Nemours & Co.(++) ........................     1,900      119,462
FMC Corp.* ..............................................     1,900      150,931
Great Lakes Chemical Corp. ..............................     4,000      209,500
IMC Global Inc. .........................................     1,800       63,000
Premark International Inc. ..............................     2,300       61,525
Rohm & Haas Co. .........................................     1,500      135,094
Westvaco Corp. ..........................................     2,000       62,875
                                                                      ----------
                                                                         960,249
                                                                      ----------

CAPITAL GOODS - 0.8%
Arrow Electronics Inc. ..................................     1,100   $   58,437
Caterpillar Inc. ........................................       900       96,637
Cummins Engine Inc. .....................................     5,600      395,150
Deere & Co.(++) .........................................     1,300       71,337
Harnischfeger Industries Inc. ...........................     4,200      174,300
Kennametal Inc. .........................................     3,300      141,900
Parker Hannifin Corp. ...................................     2,300      139,581
Tecumseh Products Co. ...................................     2,500      149,688
                                                                      ----------
                                                                       1,227,030
                                                                      ----------
CONSUMER BASICS - 0.9%
Bergen Brunswig Corp. ...................................     4,350      121,256
Columbia /HCA Healthcare Corp. ..........................     2,500       98,281
IBP Inc. ................................................     3,700       86,025
Mallinckrodt Inc. .......................................     2,900      110,200
Maxicare Health Plans Inc.* .............................     2,600       58,175
Nellcor Puritan Bennett Inc.* ...........................     7,000      126,875
Philip Morris Cos. Inc.(++) .............................     6,800      301,750
RJR Nabisco Holdings Corp. ..............................     5,900      194,700
Tupperware Corp. ........................................     2,800      102,200
Universal Foods Corp. ...................................     3,300      125,812
                                                                      ----------
                                                                       1,325,274
                                                                      ----------
CONSUMER DURABLE GOODS - 0.7%
Dana Corp. ..............................................     2,600       98,800
Eaton Corp. .............................................     1,900      165,894
Ford Motor Co. Del ......................................     9,500      358,625
General Motors Corp. ....................................     3,500      194,906
Goodyear Tire and Rubber ................................     4,600      291,237
                                                                      ----------
                                                                       1,109,462
                                                                      ----------
CONSUMER NON-DURABLES - 0.4%
Russell Corp. ...........................................     3,000       88,875
Springs Industries Inc. .................................     2,100      110,775
Talbots Inc. ............................................     4,000      136,000
Toys "R" Us Inc.* .......................................     4,000      140,000
V F Corp. ...............................................     2,000      169,500
                                                                      ----------
                                                                         645,150
                                                                      ----------
CONSUMER SERVICES - 0.1%
AMR Corp. Del.* .........................................     1,300      120,250
UAL Corp.* ..............................................     1,400      100,188
                                                                      ----------
                                                                         220,438
                                                                      ----------
ENERGY - 0.7%
Amoco Corp. .............................................     1,700      147,794
Atlantic Richfield Co. ..................................     1,900      133,950
British Petroleum PLC ...................................     2,100      157,237
Mapco Inc. ..............................................     3,500      110,250
Phillips Petroleum Ce ...................................     2,300      100,625
Repsol ..................................................     3,000      127,313
Ultra Mar Diamond Shamrock ..............................     2,500       81,563
YPF Sociedad Anonima ....................................     4,600      141,450
                                                                      ----------
                                                                       1,000,182
                                                                      ----------
FINANCE - 1.7%
Aegon ...................................................     1,668      116,864
Allstate Corp. ..........................................     2,200      160,600
American General Corp. ..................................     2,200      105,050
Bank of New York Inc. ...................................     2,800      121,800
Capital One Financial Corp. .............................     3,200      120,800
Case Corp. ..............................................     4,200      289,275
Chase Manhattan Corp. ...................................     2,100      203,831
Chubb Corp.(++) .........................................     1,300       86,938
Crestar Financial Corp. .................................     1,300       50,537
Everest Reinsurance Holdings ............................     3,700      146,613
Federal Home Loan Mortgage Corp. ........................     1,400       48,125
Federal National Mortgage
  Association(++) .......................................     2,200       95,975
First Union Corp. .......................................     1,200      111,000
Foundation Health Systems* ..............................     4,500      136,406
Mellon Bank Corp. .......................................     2,400      108,300
Old Republic International Corp. ........................     3,400      103,063
Providian Financial Corp. ...............................     2,000       64,250
Reliastar Financial Corp. ...............................     1,700      124,313
Republic NY Corp. .......................................     1,100      118,250
Signet Banking Corp. ....................................     2,600       93,600
Tig Holdings Inc. .......................................     2,300       71,875
Torchmark Inc. ..........................................       400       28,500
Transatlantic Holdings Inc. .............................     1,100      109,175
                                                                      ----------
                                                                       2,615,140
                                                                      ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. ............................................     3,400       66,088
Standard Register .......................................     1,600       49,000
                                                                      ----------
                                                                         115,088
                                                                      ----------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. ...................................     6,400      302,400
Dillards Inc. ...........................................     2,900      100,412
Hartford Financial Services
  Group .................................................     1,100       91,025
                                                                      ----------
                                                                         493,837
                                                                      ----------
SHELTER - 0.1%
Owens Corning ...........................................     2,900      125,063
                                                                      ----------
TECHNOLOGY - 0.9%
Beckman Industries Inc. .................................     4,000      193,000
Compaq Computer Corp.*(++) ..............................     1,300      129,025
International Business Machines .........................     3,700      333,694
Raytheon Co. ............................................     1,800       91,800
Seagate Technology* .....................................     4,800      168,900
Stratus Computer Inc.* ..................................       700       35,000
Tektronix Inc. ..........................................     2,200      132,000
TRW Inc. ................................................     2,400      136,350
Western Digital Corp.* ..................................     4,500      142,313
                                                                      ----------
                                                                       1,362,082
                                                                      ----------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe ............................     1,200      107,850
CSX Corp. ...............................................     1,600       88,800
                                                                      ----------
                                                                         196,650
                                                                      ----------
UTILITIES - 0.3%
Central ME Power Co. ....................................     2,100       25,988
Cinergy Corp. ...........................................     1,600       55,700
Duke Power Co. ..........................................     1,253       60,066
DTE Energy Co. ..........................................     2,500       69,062
El Paso Natural Gas Co. .................................     1,800       99,000
Entergy Corp. ...........................................     2,600       71,175
GPU Inc. ................................................     2,200       78,925
                                                                      ----------
                                                                         459,916
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   11,855,561
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................      326,817
                                                                      ----------
TOTAL LARGE CAP VALUE .............................................   12,182,378
                                                                      ----------

SMALL CAP GROWTH--17.4%
--------------------------------------------------------------------------------
COMMON STOCKS--16.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Central Packing Corp. ...................................    17,220      599,471
OM Group Inc. ...........................................    11,060      366,362
                                                                      ----------
                                                                         965,833
                                                                      ----------
CAPITAL GOODS - 0.4%
Hardinge Bros. Inc. .....................................    18,540      542,295
                                                                      ----------
CONSUMER BASICS - 3.2%
Cytyc Corp.* ............................................    21,160      573,965
General Cigar Holdings Inc.* ............................    16,900      497,494
Human Gendme Sciences Inc.* .............................    11,320      376,390
Occusystems Inc.* .......................................    16,370      474,730
Parexel International Corp.* ............................    23,430      743,902
Performance Food Group Co.* .............................    23,400      491,400
Renal Treatment Centers Inc.* ...........................    19,560      525,675
Suiza Foods Corp.* ......................................    17,170      703,970
Worthington Foods Inc. ..................................    24,130      591,185
                                                                      ----------
                                                                       4,978,711
                                                                      ----------

CONSUMER DURABLE GOODS- 0.7%
Miller Industries Inc.* .................................    40,130      642,080
Tower Automotive Inc.* ..................................     9,250      397,750
                                                                      ----------
                                                                       1,039,830
                                                                      ----------
CONSUMER NON-DURABLES - 0.8%
Henry Schein Inc.* ......................................    15,310      478,437
Men's Wearhouse Inc.* ...................................    11,590      365,085
Wilmar Industries Inc.* .................................    15,100      368,062
                                                                      ----------
                                                                       1,211,584
                                                                      ----------
CONSUMER SERVICES - 0.8%
Premier Pks Inc.* .......................................    15,150      558,656
Regal Cinemas Inc.* .....................................    19,770      652,410
                                                                      ----------
                                                                       1,211,066
                                                                      ----------
ENERGY - 1.1%
Dawson Production Services Inc.* ........................    38,800      543,200
Forcenergy Inc.* ........................................    18,180      552,218
Lomak Pete Inc. .........................................    28,810      513,178
                                                                      ----------
                                                                       1,608,596
                                                                      ----------
FINANCE - 0.6%
Allied Group Inc. .......................................    12,970      492,860
Metris Companies Inc. ...................................    13,290      436,078
                                                                      ----------
                                                                         928,938
                                                                      ----------
GENERAL BUSINESS - 3.7%
Abacus Direct Corp.* ....................................    24,230      787,475
Equity Corp. International* .............................    24,350      588,966
Executive Risk Inc. .....................................    11,160      580,320
Heftel Broadcasting Corp.* ..............................    11,800      651,950
Lamar Advertising Co.* ..................................    26,630      679,065
Metro Networks Inc.* ....................................    23,440      568,420
Profit Recovery Group Intl Inc.* ........................     8,600      119,325
Registry Inc.* ..........................................    10,580      486,680
Snyder Communications Inc.* .............................    22,910      617,138
Whittman Hart Inc.* .....................................    25,030      703,969
                                                                      ----------
                                                                       5,783,308
                                                                      ----------
MISCELLANEOUS - 2.3%
Gray Communications Systems Inc. ........................     2,300       48,012
Integrated Living Communities Inc.* .....................    31,900      366,850
Melita International Corp.* .............................    31,040      388,000
NFO Research Inc.* ......................................    17,970      444,758
Pierce Leahy Corp.* .....................................       600       10,800
Rental Service Corp. ....................................    25,350      665,438
Sirrom Cap Corp. ........................................    13,450      464,025
Suburban Lodges America Inc.* ...........................    26,520      556,920
Synthetic Industries Inc.* ..............................     6,910      145,974
Xionics Document Technologies* ..........................    36,150      533,213
                                                                      ----------
                                                                       3,623,990
                                                                      ----------
TECHNOLOGY - 1.8%
Activision Inc.* ........................................    33,450      480,844
CDW Computer Ctrs. Inc.* ................................     8,190      434,582
Claremont Technology Group Inc.* ........................    23,180      550,525
E Trade Group Inc.* .....................................    21,690      425,666
Periphonics Corp.* ......................................    26,100      561,150
Pure Atria Corp.* .......................................    22,200      313,575
                                                                      ----------
                                                                       2,766,342
                                                                      ----------
TRANSPORTATION - 0.3%
Eagle U.S.A. Airfreight Inc.* ...........................    17,220      467,093
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   25,127,586
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--1.1%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................    1,704,789
                                                                      ----------
TOTAL SMALL CAP GROWTH ............................................   26,832,375
                                                                      ----------

SMALL CAP VALUE--18.6%
--------------------------------------------------------------------------------
COMMON STOCKS--17.5%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 1.0%
Atchenson Casting Corp.* ................................     6,400      106,400
Carpenter Technology Corp. ..............................     4,400      201,300
Keystone Consolidated Inds Inc.* ........................    63,300      688,388
Oil Dri Corp. America ...................................    30,000      481,875
                                                                      ----------
                                                                       1,477,963
                                                                      ----------
CAPITAL GOODS - 2.9%
American Buildings Co.* .................................    16,000      432,000
Astec Industries Inc.* ..................................       400        4,975
Astro Medical Inc.* .....................................     3,600       31,725
Cognex Corp.* ...........................................    13,000      344,500
Commercial Intertech Corp. ..............................    35,100      489,206
D.R. Horton Inc.* .......................................    73,200      759,450
Esco Electronics Corp.* .................................    56,000      707,000
Global Industries
  Technologies Inc.* ....................................    11,800      241,900
JLG Industries Inc. .....................................    48,300      658,088
United Industrial Corp. .................................    81,200      725,725
                                                                      ----------
                                                                       4,394,569
                                                                      ----------
CONSUMER BASICS - 3.3%
Ekco Group Inc.* ........................................   139,000      807,938
Matrix Pharmaceuticals* .................................    94,000      628,625
MMI Cosmetics Inc. ......................................    21,200      553,850
Nash Finch Co. ..........................................    21,000      464,625
RLI Corp. ...............................................     9,600      349,800
Schultz Sav O Stores Inc. ...............................    44,000      781,000
Schweitzer Mauduit Intl. Inc. .............................. 17,000      637,500
Standard Commercial Corp. ...............................    28,280      491,365
Stanhome Inc. ...........................................    13,000      427,375
                                                                      ----------
                                                                       5,142,078
                                                                      ----------
CONSUMER DURABLE GOODS - 1.3%
Coachmen Industries Inc. ................................    26,000      445,250
Flexsteel Industries Inc. ...............................    11,000      129,250
Haskel International Inc. ...............................    37,100      445,200
Oshkosh Truck Corp. .....................................    34,000      484,500
West Inc. ...............................................    19,000      543,875
                                                                      ----------
                                                                       2,048,075
                                                                      ----------
CONSUMER NON-DURABLES - 0.6%
Cato Corp. ..............................................    39,200      213,150
Haverty Furniture Cos. Inc. .............................    16,000      200,000
Little Switzerland Inc.* ................................    42,000      252,000
Syms Corp.* .............................................    28,000      278,250
                                                                      ----------
                                                                         943,400
                                                                      ----------
CONSUMER SERVICES - 0.5%
Aztar Corp.* ............................................    72,900      514,856
Cannondale Corp.* .......................................    14,000      248,500
                                                                      ----------
                                                                         763,356
                                                                      ----------
ENERGY - 0.0%
Atwood Oceanics Inc.* ...................................       400       26,800
                                                                      ----------
FINANCE - 3.3%
Allied Life Finl Corp. ..................................    28,400      560,900
APS Holdings Corp.* .....................................    11,800      103,250
Bank Plus Corp.* ........................................    14,000      152,250
BankAtlantic Bancorp Inc. ...............................     5,000       70,625
BankAtlantic Bancorp Inc. Class A .......................    25,375      355,250
Everen Capital Corp. ....................................     2,700       84,206
FBL Financial Group Inc. ................................    10,700      403,925
Farm Family Holdings Inc.* ..............................    15,800      440,425
Financial Securities Assurance
   Holdings Ltd. ........................................    13,000      506,187
Flagstar Bancorp Inc. ...................................    33,000      536,250
GA Financial Inc. .......................................     7,600      144,400
Guaranty National Corp. .................................    23,000      552,000
Harleysville Group Inc. .................................     1,200       45,450
Homeside Inc.* ..........................................    43,200      945,000
Matrix Capital Corp. ....................................       400        5,600
Ocwen Asset Investment Corp. ............................    11,400      230,850
                                                                      ----------
                                                                       5,136,568
                                                                      ----------
GENERAL BUSINESS - 0.5%
Devon Group Inc.* .......................................     7,000      250,250
Ennis Business Forms Inc. ...............................    53,000      510,125
                                                                      ----------
                                                                         760,375
                                                                      ----------
MISCELLANEOUS - 1.0%
Commonwealth Industries Inc. ............................       100        2,037
Durco International Inc. ................................    24,000      702,000
Kevco Inc. ..............................................    13,400      180,900
Spacehab Inc.* ..........................................    21,500      190,812
Spectralink Corp. .......................................    41,800      235,125
Symons International Group Inc.* ........................    10,700      163,175
Wilshire Financial Svcs. Group Inc.* ....................     2,000       32,500
                                                                       ---------
                                                                       1,506,549
                                                                       ---------
SHELTER - 2.3%
Ameron International Corp. ..............................     5,600      317,100
Beazer Homes USA Inc.* ..................................    33,000      528,000
Belmont Homes Inc.* .....................................    44,400      305,250
Butler Mfg. Co. Del .....................................     3,600      119,250
Morgan Products Ltd.* ...................................    85,000      637,500
Patrick Industries Inc. .................................    27,100      447,150
Ryland Group Inc. .......................................    39,000      550,875
Southern Energy Homes Inc.* .............................    26,600      242,725
US Homes Corp.* .........................................    16,200      430,313
                                                                      ----------
                                                                       3,578,163
                                                                      ----------
TECHNOLOGY - 0.2%
Mapinfo Corp.* ..........................................     4,500       43,875
Premenos Technology Corp.* ..............................    13,500      114,750
Symantec Corp.* .........................................     5,000       97,500
                                                                      ----------
                                                                         256,125
                                                                      ----------
TRANSPORTATION - 0.6%
Fritz Companies Inc. ....................................    59,300      574,469
Kenan Transportation Co. ................................    14,000      276,500
                                                                      ----------
                                                                         850,969
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   26,884,990
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--1.1%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................     1,677,816
                                                                      ----------
TOTAL SMALL CAP VALUE ............................................    28,562,806
                                                                      ----------

INTERNATIONAL EQUITY - 36.0%
--------------------------------------------------------------------------------
COMMON STOCKS--32.6%
--------------------------------------------------------------------------------
AUSTRIA - 0.4%
Bohler Uddeholm .........................................     7,516      582,845
                                                                      ----------
AUSTRALIA - 1.3%
Australia & New Zealand
 Bank Group .............................................   142,061    1,062,889
Pioneer International Ltd. ..............................   136,600      528,565
Quantas Airways .........................................   168,149      393,943
                                                                      ----------
                                                                       1,985,397
                                                                      ----------
CANADA - 1.6%
Bank N S Halifax ........................................    14,723      645,021
Canadian Imperial
  Bank Toronto ..........................................    18,370      462,925
Imasco Ltd. .............................................    26,350      763,243
Noranda Inc. ............................................    23,965      516,281
                                                                      ----------
                                                                       2,387,470
                                                                      ----------
FINLAND - 0.6%
Rauma Oy ................................................    10,430      239,020
UPM Kymmene Oy ..........................................    31,250      722,161
                                                                      ----------
                                                                         961,181
                                                                      ----------
FRANCE - 2.0%
Elf Aquitaine ...........................................     3,350      361,410
Lafarge .................................................    12,000      746,337
Pernod Ricard ...........................................    14,950      770,815
Seita ...................................................    17,935      567,650
Usinor Sacilor ..........................................    38,000      685,419
                                                                      ----------
                                                                       3,131,631
                                                                      ----------
GERMANY - 0.7%
Bayer AG ................................................     3,450      132,572
Commerzbank AG ..........................................    32,380      917,133
                                                                      ----------
                                                                       1,049,705
                                                                      ----------
GREAT BRITAIN - 8.0%
Abbey National ..........................................    57,800      789,286
Allied Domecq PLC .......................................   116,960      841,422
Bat Industries ..........................................    94,501      845,878
British Gas .............................................    41,000      150,210
BTR .....................................................   264,830      906,300
Coats Viyella ...........................................   428,401      898,905
Commercial Union ........................................    61,400      645,705
Energy Group ............................................    38,000      405,634
Hanson ..................................................   158,900      788,557
Harrison & Crosfield ....................................   350,760      642,533
Hillsdown Holdings ......................................   167,926      474,002
Hyder ...................................................    59,935      808,459
Lex Service .............................................   109,500      688,373
National Westminster ....................................    10,078      135,522
Powergen ................................................    67,109      797,943
Redland .................................................   136,921      775,250
Safeway .................................................   160,900      931,116
Tate & Lyle .............................................    97,500      724,968
                                                                      ----------
                                                                      12,250,063
                                                                      ----------
HONG KONG - 2.2%
China Light & Power .....................................    88,000      498,651
Dickson Concept Industries ..............................   120,333      438,009
Hang Lung Development Co. ...............................   151,000      276,767
Hong Kong Telecomm ......................................   229,400      547,791
HSBC Holdings ...........................................    12,800      384,960
Manhattan Card Co. ...................................... 1,373,000      624,711
New World Development Co. ...............................    52,000      310,095
Sth China Morn Post .....................................   253,000      248,190
                                                                      ----------
                                                                       3,329,174
                                                                      ----------
IRELAND - 0.6%
Smurfit .................................................   343,100      997,351
                                                                      ----------
ITALY - 0.6%
Eni Spa .................................................   149,500      846,648
                                                                      ----------
JAPAN - 4.7%
Koito Mfg. Co. ..........................................    83,000      634,340
MOS Food Services .......................................    48,400      895,202
Nichicon Corp. ..........................................    75,000    1,014,221
Nintendo Co. ............................................     8,600      720,293
Promise Co. .............................................    18,000    1,030,187
Sekisui Chemical ........................................    76,000      769,150
Sony Corp. ..............................................     5,500      479,367
Suzuki Motor Corp. ......................................    73,000      923,486
Yodogawa Steelworks .....................................   122,000      745,071
                                                                      ----------
                                                                       7,211,317
                                                                      ----------
MALAYSIA - 0.8%
Arab Malaysian Finance ..................................   265,000      561,708
Bolton Properties .......................................   225,000      320,919
Kedah Cement Holdings ...................................   132,000      206,054
Malaysian International Shipping ........................    83,000      215,392
                                                                      ----------
                                                                       1,304,073
                                                                      ----------
NETHERLANDS - 2.7%
Akzo Nobel NV ...........................................     6,391      875,836
ABN Amro Holdings NV ....................................    48,860      911,038
Hollandsche Beton .......................................     2,455      559,939
Ing Groep NV ............................................    16,500      760,737
Kon PTT Nederland .......................................    25,911    1,016,428
                                                                      ----------
                                                                       4,123,978
                                                                      ----------
NEW ZEALAND - 0.2%
Fletcher Challenge (Building) ...........................    76,000      228,690
Fletcher Challenge (Paper) ..............................     3,040        4,336
                                                                      ----------
                                                                         233,026
                                                                      ----------
NORWAY - 1.0%
Kvaerner ASA ............................................    14,765      893,451
Nycomed .................................................    48,255      691,314
                                                                      ----------
                                                                       1,584,765
                                                                      ----------
SPAIN - 1.2%
Banco Santander SA ......................................    31,950      984,411
Repsol SA ...............................................    19,900      841,378
                                                                      ----------
                                                                       1,825,789
                                                                      ----------
SWEDEN - 0.5%
Electrolux ..............................................     6,500      468,877
Marieberg Tidnings ......................................    13,600      337,561
                                                                      ----------
                                                                         806,438
                                                                      ----------

SWITZERLAND - 3.0%
Forbo Hldg ..............................................     1,800      776,712
Nestle SA ...............................................       660      870,658
Schw Ruckversicher ......................................       855    1,209,298
Sig Schw Ind HG AG ......................................       239      724,366
Sulzer AG ...............................................     1,132      969,178
                                                                      ----------
                                                                       4,550,212
                                                                      ----------
UNITED STATES - 0.5%
Jardine Matheson ........................................   121,200      860,520
                                                                      ----------
TOTAL COMMON STOCKS ...............................................   50,021,583
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.4%
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) .............................................    5,276,224
                                                                      ----------
TOTAL INTERNATIONAL EQUITY ........................................   55,297,807
                                                                      ----------

INTERNATIONAL BOND--14.5%
--------------------------------------------------------------------------------
FIXED INCOME--8.2%
--------------------------------------------------------------------------------
                     CURRENCY
                     --------
ARGENTINA - 0.1%
Republic of Argentina Bocon
 3.242% due 4/01/01 .............................   ARS    212,373       194,746
                                                                      ----------
AUSTRALIA - 0.1%
Australia Commonwealth
 9.50% due 8/15/03 ..............................   AUD    250,000       215,292
                                                                      ----------
AUSTRIA - 0.0%
Republic of Austria
 7.625% due 10/18/04 ............................   ATS    700,000        64,615
                                                                      ----------
BELGIUM - 0.1%
Belgium (Kingdom)
 9.00% due 3/28/03 ..............................   BF     300,000        10,014
 8.50% due 10/01/07 .............................   BF   2,500,000        83,949
                                                                      ----------
                                                                          93,963
                                                                      ----------
CANADA - 0.8%
 8.50% due 3/01/00 ..............................   CAD  1,179,000       923,384
 9.00% due 12/01/04 .............................   CAD    400,000       338,382
                                                                      ----------
                                                                       1,261,766
                                                                      ----------
CROATIA - 0.1%
Republic of Croatia
 6.50% due 7/30/10 ..............................   USD    140,000       135,975
                                                                      ----------
DENMARK - 0.1%
Denmark (Kingdom)
 8.00% due 5/15/03 ..............................   DKK  1,000,000       170,454
 8.00% due 3/15/06 ..............................   DKK    460,000        77,966
                                                                      ----------
                                                                         248,420
                                                                      ----------
FINLAND - 1.0%
Finland (Rep of)
 7.25% due 4/18/06 ..............................   FIM  6,000,000     1,252,770
 8.25% due 10/15/10 .............................   FIM  1,000,000       223,470
                                                                      ----------
                                                                       1,476,240
                                                                      ----------
FRANCE - 0.2%
Government of France
 8.25% due 2/27/04 .............................    FRF    100,000        20,025
 7.75% due 10/25/05 ............................    FRF  1,320,000       259,993
                                                                      ----------
                                                                         280,018
                                                                      ----------
GERMANY - 0.6%
Germany (Fed) Rep
 6.375% due 5/20/98 ............................    DEM     60,000        35,351
 7.125% due 12/20/02 ...........................    DEM    650,000       413,345
Treuhandanstalt
 6.875% due 6/03/11 ............................    DEM    790,000       496,530
                                                                      ----------
                                                                         945,226
                                                                      ----------
GREAT BRITAIN - 1.0%
Treasury
 8.00% due 12/07/00 ............................   GBP     200,000       342,011
 6.75% due 11/26/04 ............................   GBP      20,000        32,827
 8.50% due 12/07/05 ............................   GBP     561,000     1,017,147
                                                                      ----------
                                                                       1,391,985
                                                                      ----------
GREECE - 0.1%
Hellenic Republic
 11.10% due 6/17/03 ............................   GRD   5,400,000        20,260
Republic of Greece
 14.00% due 10/23/03 ...........................   GRD  24,400,000        92,298
                                                                      ----------
                                                                         112,558
                                                                      ----------
ITALY - 0.6%
Republic of Italy
 9.50% due 1/01/05 .............................   ITL1,280,000,000      867,608
                                                                      ----------
JAPAN - 2.0%
Japan
 6.40% due 3/20/00 .............................   JPY 111,700,000     1,110,470
 5.50% due 3/20/02 .............................   JPY 110,000,000     1,122,457
 4.50% due 6/20/03 .............................   JPY 45,000,000        446,624
 4.10% due 12/22/03 ............................   JPY 32,300,000        314,997
                                                                      ----------
                                                                       2,994,548
                                                                      ----------
NETHERLANDS - 0.4%
Dutch Government
 6.25% due 7/15/98 .............................   NLG  1,100,000        576,311
 8.25% due 2/15/07 .............................   NLG    100,000         60,905
                                                                      ----------
                                                                         637,216
                                                                      ----------
NEW ZEALAND - 0.2%
New Zealand Government
 8.00% due 4/15/04 .............................   NED    410,000        294,287
                                                                      ----------
PHILLIPPINES - 0.1%
Eurobank Recon & Development
 9.00% due 4/22/98 .............................   PHP  3,000,000        112,887
International Bank Recon
 10.25% due 4/11/02 ............................   PHP  2,000,000         76,158
                                                                      ----------
                                                                         189,045
                                                                      ----------
SOUTH AFRICA - 0.1%
Republic of South Africa
 14.00% due 8/15/97 ............................   ZAR    680,000        149,478
                                                                      ----------
SPAIN - 0.2%
Government of Spain
 10.25% due 11/30/98 ...........................   ESP 22,000,000       1 59,472
 10.90% due 8/30/03 ............................   ESP 19,500,000        166,349
 10.00% due 2/28/05 ............................   ESP 18,760,000        157,044
                                                                      ----------
                                                                         482,865
                                                                      ----------
SWEDEN - 0.4%
Sweden (Kingdom)
 11.00% due 1/21/99 ............................   SEK  1,500,000        211,712
 10.25% due 5/05/00 ............................   SEK  2,300,000        336,350
 13.00% due 6/15/01 ............................   SEK    600,000         97,808
                                                                      ----------
                                                                         645,870
                                                                      ----------
TOTAL FIXED INCOME ...............................................    12,681,721
                                                                      ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--5.9%
--------------------------------------------------------------------------------
American Express Credit Corp.
 5.54% due 7/30/97 .............................         $  700,000      696,876
American Tel & Telegraph Co.
 5.48% due 7/01/97 .............................         $  600,000      600,000
Ameritech Corp.
 5.51% due 8/15/97 .............................         $  500,000      496,556
Caisse D. Amortissement 5.55% due 8/05/97 ......         $  600,000      596,763
Canadian Treasury Bill
 due 4/02/98 ...................................   CAD      400,000      281,690
E I du Pont de Nemours & Co.
 5.52% due 7/15/97 .............................           $600,000      598,712
Emerson Electric
 5.48% due 7/01/97 .............................           $600,000      600,000
Federal Home Loan Mortgage Corp.
 5.44% due 7/14/97 .............................           $200,000      199,607
Ford Motor Credit Co.
 5.58% due 7/02/97 .............................           $500,000      499,922
General Electric Capital Corp.
 5.59% due 7/17/97 .............................           $600,000      598,416
Hong Kong Shanghai Bank
 due 8/13/97 ...................................   IDR  300,000,000      121,658
IBM Credit Corp.
 5.57% due 7/21/97 .............................           $700,000      697,834
KFW International Finance
 5.53% due 8/22/97 .............................           $600,000      595,207
Letras Del Tesoro
 due 3/20/98 ...................................   ARS       40,000       38,194
Mexican Cetes
 due 7/24/97 ...................................   MEX      270,000       33,525
Mexican Cetes
 due 7/31/97 ...................................   MEX      280,000       34,624
Mexican Cetes
 due 10/02/97 ..................................   MEX      280,000       33,399
Mexican Cetes
 due 10/30/97 ..................................   MEX      310,000       36,393
Minnesota Mining & Manufacturing Co.
 5.51% due 8/12/97 .............................           $600,000      596,143
National Rural Utilities
 5.55% due 7/03/97 .............................          $700,000       699,784
New Center Asset Trust
 5.56% due 9/10/97 .............................          $200,000       197,748
Poland Treasury Bill
 due 10/22/97 .................................    PLN      30,000         8,561
Poland Treasury Bill
 due 12/03/97 .................................    PLN     300,000        83,606
Poland Treasury Bill
 due 4/22/98 ..................................    PLN     330,000        85,379
Poland Treasury Bill
 due 5/13/98 ..................................    PLN     180,000        46,061
Poland Treasury Bill
 due 6/26/98 ..................................    PLN     400,000       100,178
Republic of Finland
 3.49% due 3/13/98 ............................    FIM   1,000,000       188,147
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ............................................       237,706
United States Treasury Bill
 5.01% due 10/02/97 ..............................................         9,853
                                                                      ----------
                                                                       9,012,542
                                                                      ----------
--------------------------------------------------------------------------------
INTERNATIONAL BOND OPTIONS--0.4%
--------------------------------------------------------------------------------

Purchased calls
AST 1,000,000 Australian Government Bonds
 @ 107.603 exp. date 9/26/97 .............................          $    75,227
CAD 300,000 Canadian Government Bonds
 @ 94.6 exp. date 7/16/97 ................................               21,081
CAD 600,000 Canadian Government Bonds
 @ 93.7 exp. date 3/24/97 ................................               45,503
JPY 39,000,000 Japanese Government Bonds
 @ 105.6 exp. date 7/16/97 ...............................               28,194
JPY 46,000,000 Japanese Government Bonds
 @ 102.586 exp. date 9/16/97 .............................               40,320
JPY 209,000,000 Japanese Government Bonds
 @ 97.239 exp. date 9/25/97 ..............................              273,567
SEK 2,100,000 Swedish Government Bonds
 @ 91.807 exp. date 9/27/97 ..............................              156,752
                                                                    -----------
TOTAL INTERNATIONAL BOND OPTIONS .........................             640,644
                                                                    -----------
TOTAL INTERNATIONAL BOND  ................................           22,334,907
                                                                    -----------

SHORT-TERM--3.7%
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
--------------------------------------------------------------------------------
Shearson Lehman Repurchase Agreement
 5.85% due 7/01/97(+) ....................................            5,679,093
                                                                    -----------

TOTAL INVESTMENTS
 (Identified Cost $146,853,924) ................... 106.2%          163,389,242
OTHER ASSETS, LESS LIABILITIES ....................  (6.2)           (9,595,010)
                                                    -----          ------------
TOTAL NET ASSETS .................................. 100.0%         $153,794,232
                                                    =====          ============

* Non income producing

(+) The Portfolio owns in aggregate Shearson Lehman Repurchase Agreements due 5.85% 7/01/97 valued at $15,266,003, collateralized by $10,175,000 Federal
     Home Loan Mortgage 6.45% due 6/3/00, $5,330,000 Federal National Mortgage Association 6.45% due 4/10/01, portions of which are listed separately by each Asset Class.

(++)The Portfolio owns in aggregate 6,365 shares in Deere & Co., valued at $349,279, 15,295 shares in Philip Morris Cos. Inc. valued at $678,716, 4,040 shares in Chubb Corp. valued at $270,175, 5,125 shares of Federal Home Mortgage Association, valued at $223,578, 2,410 shares in Compaq Computer Corp. valued at $239,192, and 6,175 shares in E I du Pont de Nemours & Co. valued at $388,253.

    See notes to financial statements

ASSET ALLOCATION PORTFOLIO 500
================================================================================
FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                   NUMBER OF         EXPIRATION        UNREALIZED
         CONTRACTS                                                 CONTRACTS            DATE            GAIN/LOSS
      ----------------                                         ------------------ ----------------- ------------------
U.S. Treasury 5-Year Note (Buy)                                       3            September 1997        $ (328)
U.S. Treasury 10-Year Note (Buy)                                      2            September 1997        (1,563)
                                                                                                        -------
                                                                                                        $(1,891)
                                                                                                        =======

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1997 ARE AS FOLLOWS:

                                                                                                  UNREALIZED
                                                      MARKET     AGGREGATE    DELIVERY DATE     APPRECIATION
                CURRENCY              COUNTRY         VALUE      FACE VALUE    OF CONTRACTS     (DEPRECIATION)
           ------------------      --------------  ------------- -----------  -------------     --------------
Deutsche Mark (Buy) ................   Germany      $ 534,294    $ 550,432      July 1997         $(16,138)
Deutsche Mark (Sell) ...............   Germany        766,159      775,511      July 1997             9,352
Deutsche Mark (Sell) ...............   Germany        113,753      115,674      August 1997           1,921
Deutsche Mark (Buy) ................   Germany      3,096,115    3,134,207      September 1997     (38,092)
Deutsche Mark (Sell) ...............   Germany         35,397       35,528      October 1997            131
Dollar (Sell) ......................   Australia      242,950      243,177      July 1997               227
Dollar (Buy) .......................   Australia       95,578       98,112      July 1997           (2,534)
Dollar (Buy) .......................   Canada         436,088      434,486      July 1997             1,602
Dollar (Sell) ......................   Canada         568,743      566,845      July 1997           (1,898)
Dollar (Buy) .......................   Canada         142,605      142,221      September 1997          384
Dollar (Sell) ......................   Canada         943,735      948,203      September 1997        4,468
Dollar (Buy) .......................   Canada         322,772      328,554      March 1998          (5,782)
Dollar (Sell) ......................   New Zealand    185,168      189,066      August 1997           3,898
Dollar (Sell) ......................   New Zealand    108,478      110,057      September 1997        1,579
Drachma (Buy) ......................   Greece          15,285       15,404      July 1997             (119)
ECU (Sell) .........................   Europe         134,399      138,513      July 1997             4,114
Franc (Buy) ........................   Belgium        245,479      250,897      July 1997           (5,418)
Franc (Buy) ........................   Belgium        143,881      145,825      September 1997      (1,944)
Franc (Buy) ........................   France         957,312      981,191      July 1997          (23,879)
Franc (Sell) .......................   France           7,363        7,611      July 1997               248
Franc (Buy) ........................   France         141,694      143,106      August 1997         (1,412)
Franc (Sell) .......................   France           2,284        2,363      August 1997              79
Franc (Buy) ........................   France          67,739       68,440      September 1997        (701)
Franc (Sell) .......................   France           5,059        5,072      October 1997             13
Franc (Sell) .......................   Switzerland      7,647        7,747      July 1997               100
Franc (Sell) .......................   Switzerland    443,235      459,098      August 1997          15,863
Franc (Sell) .......................   Switzerland  1,416,016    1,439,044      September 1997       23,028
Franc (Sell) .......................   Switzerland      5,060        5,097      October 1997             37
Guilder (Buy) ......................   Netherlands    534,569      544,538      July 1997           (9,969)
Guilder (Buy) ......................   Netherlands    184,415      186,143      September 1997      (1,728)
Guilder (Sell) .....................   Netherlands    152,142      155,605      September 1997        3,463
Koruna (Buy) .......................   Czechoslovakia 134,686      140,065      August 1997         (5,379)
Krone (Buy) ........................   Denmark         78,083       79,326      July 1997           (1,243)
Krone (Buy) ........................   Denmark         51,317       52,851      August 1997         (1,534)
Krone (Sell) .......................   Denmark         62,939       63,990      August 1997           1,051
Krone (Buy) ........................   Sweden         231,613      231,004      July 1997               609
Krone (Sell) .......................   Sweden         389,498      392,688      July 1997             3,190
Krone (Buy) ........................   Sweden         293,871      294,609      August 1997           (738)
Lira (Buy) .........................   Italy        1,280,912    1,277,062      July 1997             3,850
Markka (Sell) ......................   Finland      1,137,869    1,160,656      July 1997            22,787
Markka (Sell) ......................   Finland        226,931      227,775      August 1997             844
Markka (Sell) ......................   Finland        219,043      220,703      September 1997        1,660
Peseta (Buy) .......................   Spain        $ 617,740    $ 624,466      July 1997         $ (6,726)
Peseta (Sell) ......................   Spain          193,542      196,368      July 1997             2,826
Peseta (Buy) .......................   Spain          177,490      179,198      August 1997         (1,708)
Peseta (Buy) .......................   Spain          537,592      544,659      September 1997      (7,067)
Peseta (Sell) ......................   Spain          466,272      472,727      September 1997        6,455
Peso (Buy) .........................   Chile           39,393       39,048      July 1997               345
Peso (Buy) .........................   Philippines     20,777       20,780      July 1997               (3)
Pound (Buy) ........................   Great Britain 1,050,469   1,030,834      July 1997            19,635
Pound (Sell) .......................   Great Britain   15,363       15,025      July 1997             (338)
Pound (Sell) .......................   Great Britain    4,793        4,726      August 1997            (67)
Pound (Buy) ........................   Great Britain  116,197      114,385      October 1997          1,812
Pound (Sell) .......................   Great Britain   10,076       10,057      October 1997           (19)
Pound (Buy) ........................   Ireland         80,228       78,973      July 1997             1,255
Rand (Buy) .........................   South Africa    17,418       17,527      August 1997           (109)
Ringgit (Buy) ......................   Malaysia        31,668       31,691      July 1997              (23)
Rupiah (Buy) .......................   Indonesia       62,344       61,745      July 1997               599
Rupiah (Sell) ......................   Indonesia       62,344       62,251      July 1997              (93)
Rupiah (Buy) .......................   Indonesia       36,788       36,482      August 1997             306
Schilling (Buy) ....................   Austria        120,769      121,900      September 1997      (1,131)
Won (Buy) ..........................   South Korea     63,169       62,368      July 1997               801
Yen (Sell) .........................   Japan          345,826      337,661      July 1997           (8,165)
Yen (Buy) ..........................   Japan        1,842,112    1,689,026      July 1997           153,086
Yen (Buy) ..........................   Japan        2,107,681    1,939,274      August 1997         168,407
Zloty (Buy) ........................   Poland         100,129      100,836      July 1997             (707)

                                                                                                  ---------
                                                                                                  $ 315,361
                                                                                                  =========

ASSET ALLOCATION PORTFOLIOS
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)

                                                                 ASSET            ASSET           ASSET            ASSET
                                                              ALLOCATION       ALLOCATION       ALLOCATION       ALLOCATION
                                                             PORTFOLIO 200    PORTFOLIO 300    PORTFOLIO 400    PORTFOLIO 500
                                                             -------------    -------------    -------------   --------------
ASSETS:
Investments, at value (Note1A) (Identified Cost,
 $140,202,264, $291,475,959, $389,380,956 and
 $146,853,924, respectively)............................     $147,944,391     $314,519,513     $429,615,652    $163,389,242
Foreign currency at value (cost $61,627, $133,861,
 $184,243 and $73,280, respectively) ..................            62,012          134,908          185,455          73,526
Cash ...................................................               15              140              881             160
Receivable for securities sold .........................       25,446,384       41,953,211       66,291,236      14,551,229
Receivable for forward contracts .......................          907,912        1,737,373        2,339,768         460,025
Dividend receivable ....................................          112,291          381,027          891,196         488,144
Interest receivable ....................................          973,386        1,896,928        1,961,136         355,997
Receivable for daily variation on future contracts .....            3,500               --               --              --
Other assets ...........................................              944              390            1,073             266
                                                             ------------     ------------     ------------    ------------
 Total assets ..........................................      175,450,835      360,623,490      501,286,397     179,318,589
                                                             ------------     ------------     ------------    ------------

LIABILITIES:
Payable for securities purchased .......................       42,902,597       79,859,176      116,750,944      25,059,330
Payable for forward contracts ..........................          265,935          533,937          719,948         144,664
Payable for daily variation on future contracts ........               --              359            6,781           1,438
Accrued expenses .......................................          221,302          407,494          625,691         231,265
Other liabilities ......................................           20,250           53,693          149,871          87,660
                                                             ------------     ------------     ------------    ------------
 Total liabilities .....................................       43,410,084       80,854,659      118,253,235      25,524,357
                                                             ------------     ------------     ------------    ------------
NET ASSETS .............................................     $132,040,751     $279,768,831     $383,033,162    $153,794,232
                                                             ============     == =========     ===========     ============

REPRESENTED BY:
Paid-in capital ........................................     $132,040,751     $279,768,831     $383,033,162    $153,794,232
                                                             ============     ============     ============    ============

See notes to financial statements

ASSET ALLOCATION PORTFOLIOS
===============================================================================
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                               ASSET          ASSET           ASSET             ASSET
                                                             ALLOCATION     ALLOCATION      ALLOCATION        ALLOCATION
                                                           PORTFOLIO 200   PORTFOLIO 300   PORTFOLIO 400    PORTFOLIO 500
                                                           -------------  --------------  --------------   --------------
INCOME:
Interest (Note 1B) (net of foreign tax of $0, $0, $1,772
 and $2,469, respectively) ..............................  $ 2,236,831     $ 3,531,188     $ 2,882,091     $   626,886
Dividends (net of foreign tax of $40,591, $136,906,
 $349,946 and $195,375, respectively) ...................      364,130       1,100,305       2,200,856       1,109,429
                                                           -----------     -----------     -----------     -----------
 Total income                                                2,600,961       4,631,493       5,082,947       1,736,315
                                                           -----------     -----------     -----------     -----------
EXPENSES:
Management fees (Note 2) ................................      382,755         764,741       1,017,639         384,083
Custodian fees and accounting fees ......................      235,256         220,240         375,161         219,784
Auditing services .......................................       10,850           1,305           3,305           8,000
Legal services ..........................................       10,686          10,759          10,688          10,688
Trustees fees ...........................................        2,083           2,190           1,286           1,114
Miscellaneous ...........................................          770             770             850             746
                                                           -----------     -----------     -----------     -----------
 Total expenses .........................................      642,400       1,000,005       1,408,929         624,415
Less aggregate amount waived by the Manager (Note 2) ....     (141,856)             --             --          (92,642)
                                                           -----------     -----------     -----------     -----------
Net expenses ............................................      500,544       1,000,005       1,408,929         531,773
                                                           -----------     -----------     -----------     -----------
Net investment income ...................................    2,100,417       3,631,488       3,674,018       1,204,542
                                                           -----------     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
Net realized loss from investments and
 foreign currency transactions ..........................     (987,180)     (2,579,749)     (3,987,901)     (1,264,489)
Net change in unrealized appreciation ...................    5,186,892      16,235,318      28,423,363      13,222,980
                                                           -----------     -----------     -----------     -----------
Net realized and unrealized gain on investments
 and foreign currency ...................................    4,199,712      13,655,569      24,435,462      11,958,491
                                                           -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....  $ 6,300,129     $17,287,057     $28,109,480     $13,163,033
                                                           ===========     ===========     ===========     ===========

See notes to financial statements

ASSET ALLOCATION PORTFOLIOS
===============================================================================
STATEMENT OF CHANGES IN NET ASSETS

                                                               ASSET                           ASSET
                                                             ALLOCATION                      ALLOCATION
                                                           PORTFOLIO 200                    PORTFOLIO 300
                                                    ------------------------------    ------------------------------
                                                      SIX MONTHS     JUNE 17, 1996*     SIX MONTHS     JUNE 17, 1996*
                                                        ENDED            TO                ENDED             TO
                                                    JUNE 30, 1997    DECEMBER 31,     JUNE 30, 1997     DECEMBER 31,
                                                     (UNAUDITED)        1996           (UNAUDITED)         1996
                                                    -------------   -------------    -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................   $  2,100,417     $ 1,111,495      $ 3,631,488       $ 1,871,599
Net realized gain (loss) from investments
 and foreign currency transactions ..............       (987,180)        328,852       (2,579,749)          756,606
Net change in unrealized appreciation
 of investments .................................      5,186,892       2,910,650       16,235,318         7,633,362
                                                    ------------    ------------     ------------      ------------
 Net increase in net assets resulting
   from operations ..............................      6,300,129       4,350,997       17,287,057        10,261,567
                                                    ------------    ------------     ------------      ------------
CAPITAL TRANSACTIONS
 Proceeds from contributions                          32,149,450      98,061,294       72,678,604       181,943,760
 Value of withdrawals ...........................     (7,483,897)     (1,337,222)      (2,231,410)         (170,747)
                                                    ------------    ------------     ------------      ------------
 Net increase in net assets from
   capital transactions .........................     24,665,553      96,724,072       70,447,194       181,773,013
                                                    ------------    ------------     ------------      ------------
NET INCREASE IN NET ASSETS ......................     30,965,682     101,075,069       87,734,251       192,034,580

NET ASSETS:
Beginning of period .............................    101,075,069              --      192,034,580                --
                                                    ------------    ------------     ------------      ------------
End of period ...................................   $132,040,751    $101,075,069     $279,768,831      $192,034,580
                                                    ============    ============     ============      ============

                                                               ASSET                            ASSET
                                                             ALLOCATION                      ALLOCATION
                                                           PORTFOLIO 400                    PORTFOLIO 500
                                                  -------------------------------  --------------------------------
                                                      SIX MONTHS    JUNE 17, 1996*   SIX MONTHS      SEPT. 3, 1996*
                                                        ENDED            TO             ENDED              TO
                                                    JUNE 30, 1997   DECEMBER 31,    JUNE 30, 1997     DECEMBER 31,
                                                     (UNAUDITED)         1996        (UNAUDITED)         1996
                                                    -------------  -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ............................   $ 3,674,018    $ 1,772,551      $  1,204,542      $   331,253
Net realized gain (loss) from investments
 and foreign currency transactions ...............    (3,987,901)     1,371,474        (1,264,489)        (188,916)
Net change in unrealized appreciation
 of investments ..................................    28,423,363      12,898,831       13,222,980        3,431,686
                                                    ------------    ------------     ------------      -----------
 Net increase in net assets resulting
  from operations ................................    28,109,480      16,042,856       13,163,033        3,574,023
                                                    ------------    ------------     ------------      -----------
CAPITAL TRANSACTIONS
 Proceeds from contributions .....................   112,386,432     230,379,266       60,170,969       78,557,699
 Value of withdrawals ............................    (3,614,896)       (269,976)      (1,541,223)       (130,269)
                                                    ------------    ------------     ------------      -----------
 Net increase in net assets from capital
  transactions ...................................   108,771,536     230,109,290       58,629,746       78,427,430
                                                    ------------    ------------     ------------      -----------
NET INCREASE IN NET ASSETS .......................   136,881,016     246,152,146       71,792,779       82,001,453

NET ASSETS:
Beginning of period ..............................   246,152,146             --        82,001,453               --
                                                    ------------    ------------     ------------      -----------
End of period ....................................  $383,033,162    $246,152,146     $153,794,232      $82,001,453
                                                    ============    ============     ============      ===========
* Commencement of operations
See notes to financial statements

ASSET ALLOCATION PORTFOLIOS
===============================================================================
FINANCIAL HIGHLIGHTS

                                                                       ASSET                            ASSET
                                                                     ALLOCATION                      ALLOCATION
                                                                   PORTFOLIO 200                    PORTFOLIO 300
                                                        --------------------------------   -------------------------------
                                                          SIX MONTHS      JUNE 17, 1996*     SIX MONTHS     JUNE 17, 1996*
                                                            ENDED              TO              ENDED             TO
                                                        JUNE 30, 1997      DECEMBER 31,    JUNE 30, 1997     DECEMBER 31,
                                                         (UNAUDITED)          1996          (UNAUDITED)         1996
                                                        -------------     -------------    -------------    --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ............    $132,041          $101,075         $279,769           $192,035
Ratio of expenses to average net assets ..............       0.85%+            0.85%+           0.85%+             0.85%+
Ratio of net investment income to average net assets .       3.57%+            3.65%+           3.09%+             3.15%+
Portfolio turnover ...................................        127%              147%             109%               132%
Average commission rate per share (A) ................    $0.0057            $0.0019          $0.0049            $0.0027
Note: If Agents of the Portfolio had not voluntarily agreed to waive a portion of their fees, the Sub-Administrator not assumed expenses for the periods indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets .......................       1.09%+            1.79%+           0.85%+             1.50%+
Net investment income to average net assets ..........       3.33%+            2.71%+           3.09%+             2.50%+

                                                                       ASSET                            ASSET
                                                                     ALLOCATION                      ALLOCATION
                                                                   PORTFOLIO 400                    PORTFOLIO 500
                                                        --------------------------------   -------------------------------
                                                          SIX MONTHS      JUNE 17, 1996*     SIX MONTHS     SEPT. 3, 1996*
                                                            ENDED              TO              ENDED             TO
                                                        JUNE 30, 1997      DECEMBER 31,    JUNE 30, 1997     DECEMBER 31,
                                                         (UNAUDITED)          1996          (UNAUDITED)         1996
                                                        -------------     -------------    -------------    -------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ............    $383,033          $246,152         $153,794           $82,001
Ratio of expenses to average net assets ..............       0.90%+            0.90%+           0.90%+            0.90%+
Ratio of net investment income to average net assets .       2.35%+            2.33%+           2.04%+            2.08%+
Portfolio turnover ...................................        109%              130%              70%               27%
Average commission rate per share (A) ................     $0.0047           $0.0024          $0.0040           $0.0029
Note: If Agents of the Portfolio had not voluntarily agreed to waive a portion of their fees, the Sub-Administrator not assumed expenses for the periods indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets .......................       0.90%+            1.37%+           1.06%+            1.91%+
Net investment income to average net assets ..........       2.35%+            1.86%+           1.88%+            1.07%+

(A) The average commission rate paid is applicable for funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. + Annualized * Commencement of operations See notes to financial statements

+Annualized
*Commencement of operations

See notes to financial statements

(1) SIGNIFICANT ACCOUNTING POLICIES
     Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 (the "Portfolios") are each a separate series of Asset Allocation Portfolios (the "Trust") which are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company which is organized as a trust under the laws of the State of New York. The Declaration of the Trust permits the Trustees to issue beneficial interest in the Portfolios. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Portfolios. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolios' Sub-Administrator.

     The financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolios are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each of the Portfolios, are maintained in U.S. dollars. For each of the Portfolios foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the amount actually received or paid.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each of the Portfolios may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

E. U.S. FEDERAL TAXES -- Each of the Portfolios is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

F. EXPENSES -- Each Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the average net assets of each Portfolio, except when allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

G. FUTURES CONTRACTS -- The Portfolios may engage in futures transactions. The Portfolios may use futures contracts in order to protect the Portfolios from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolios in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolios' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolios' exposure to the underlying instrument, or to hedge other fund investments.

Upon entering into a futures contract, the Portfolios are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolios each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolios recognize a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. PURCHASED OPTIONS -- The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolios' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which the Portfolios has purchased expires on the stipulated expiration date, the Portfolios will realize a loss in the amount of the cost of the option. When the Portfolios enter into a closing sale transaction, the Portfolios will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolios exercise a put option, the Portfolios will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolios exercise a call option, the cost of the security which the Portfolios purchase upon exercise will be increased by the premium originally paid.

I. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

(2) MANAGEMENT FEES
    Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with each of the Portfolios. Citibank also provides certain administrative services to the Portfolios. These administrative services include providing general office facilities and supervising the overall administration of the Portfolios. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG.

    The management fee paid to Citibank, is accrued daily and payable monthly. The management fee is computed at the annual rate of 0.65% of each of the Portfolios' average daily net assets.

    The management fee paid to Citibank for Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 amounted to $382,755, $764,741, $1,017,639 and $384,083, respectively, of which $141,856 and $92,642 was waived for Asset Allocation Portfolio 200 and 500, respectively, for the six months ended June 30, 1997. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

(3)  PURCHASES AND SALES OF INVESTMENTS
     Purchases and sales of securities, other than short-term obligations, for the six months ended June 30, 1997, were as follows:

                              PURCHASES        SALES
Asset Allocation
 Portfolio 200 .........    $138,709,952    $119,482,797
Asset Allocation
 Portfolio 300 .........    $305,882,424    $241,016,723
Asset Allocation
 Portfolio 400 .........    $418,432,793    $318,276,331
Asset Allocation
 Portfolio 500 .........    $125,388,932    $ 75,705,732

(4)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

ASSET ALLOCATION PORTFOLIO 200
 Aggregate Cost                        $140,202,264
                                       ============
 Gross unrealized appreciation         $  8,566,015
 Gross unrealized depreciation             (823,888)
                                       ------------
 Net unrealized appreciation
   (depreciation)                      $  7,742,127
                                       ============

ASSET ALLOCATION PORTFOLIO 300
 Aggregate Cost                        $291,475,959
                                       ============
 Gross unrealized appreciation         $ 25,231,386
 Gross unrealized depreciation           (2,187,832)
                                       ------------
 Net unrealized appreciation
   (depreciation)                      $ 23,043,554
                                       ============

ASSET ALLOCATION PORTFOLIO 400
 Aggregate Cost                        $389,380,956
                                       ============

 Gross unrealized appreciation         $ 44,264,371
 Gross unrealized depreciation           (4,029,675)
                                       ------------
 Net unrealized appreciation
 (depreciation)                        $ 40,234,696
                                       ============

ASSET ALLOCATION PORTFOLIO 500
 Aggregate Cost                        $146,853,924
                                       ============
 Gross unrealized appreciation         $ 18,369,667
 Gross unrealized depreciation           (1,834,349)
                                       ------------
 Net unrealized appreciation
 (depreciation)                        $ 16,535,318
                                       ============

(5)  LINE OF CREDIT
    The Portfolios, along with the Landmark funds, entered into a line of credit agreement with a bank which allows the Portfolios collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee was allocated as follows:

     Asset Allocation Portfolio 200 $239
     Asset Allocation Portfolio 300 $463
     Asset Allocation Portfolio 400 $604
     Asset Allocation Portfolio 500 $219

     Since the line of credit was established, there have been no borrowings.


CITISELECT PORTFOLIOS

        TO SPEAK TO AN INVESTMENT CONSULTANT
        ABOUT CITISELECT PORTFOLIOS,
        CALL 1-888-ASK-CITI
        (That's 1-888-275-2484,
        That Call Is Toll Free.)